1933 Act File No. 33-50773
                                                      1940 Act File No. 811-7115

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                        -

        Pre-Effective Amendment No. ______....................

        Post-Effective Amendment No. 19   ...................           X
                                    ------                              -

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                       -

        Amendment No. 23 ....................................          X
                     ----                                              -

                       FEDERATED TOTAL RETURN SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)
                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,

                           Federated Investors Tower,

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

____ immediately upon filing pursuant to paragraph (b) __X_ on November 29, 1999, pursuant to paragraph (b) _ _ 60 days after filing pursuant to paragraph
(a) (i) ____ on _______ pursuant to paragraph (a) (i) ____ 75 days after filing pursuant to paragraph (a)(ii) ____ on________________ pursuant to paragraph
(a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES



A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of fixed income securities with an average portfolio duration of three years or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOVEMBER 30, 1999

CONTENTS


Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  10

How is the Fund Sold?  10

How to Purchase Shares  11

How to Redeem Shares  12

Account and Share Information  13

Who Manages the Fund?  14

Financial Information  15

Independent Auditors' Report  34



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests primarily in a diversified portfolio of domestic fixed income securities, including corporate debt securities, U.S. government obligations and mortgage backed and asset backed securities. Under normal market conditions, the Fund invests at least 65% of its assets in domestic investment grade debt securities. The investment adviser (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between total return and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration to three years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

* LIQUIDITY RISKS. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix



The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the nine-month period from January 1, 1999 to September 30, 1999 was 2.48%.

Within the period shown in the Chart, the Fund's highest quarterly return was 2.60% (quarter ended June 30, 1997). Its lowest quarterly return was 0.38% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Shares Average Annual Total Return for the calendar periods ended December 31, 1998. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to Merrill Lynch 1-3 Year Treasury Index (ML13YTI) a broad-based unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years, the Merrill Lynch 1-3 Corporate Index (ML13CI) a broad-based market capitalization weighted index including fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding, and Lipper Short Investment Grade Debt Funds Average (LSIGDA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


CALENDAR PERIOD          FUND    ML13YTI   ML13CI   LSIGDA
1 Year                   6.37%   7.00%     7.21%    5.80%
Start of Performance 1   7.30%   6.87%     7.28%    6.18%

1 The Fund's Institutional Shares start of performance date was October 1, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED LIMITED DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.


SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers
and Reimbursements) 1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses 4                                                                     0.61%
Total Annual Fund
Operating Expenses                                                                   1.26%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
September 30, 1999.

 Total Waiver and
Reimbursement of Fund

Expenses                                                                             0.91%

 Total Actual Annual Fund
Operating Expenses (after
waivers and

reimbursements)                                                                      0.35%

2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 1999.

3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares
(after voluntary waiver) was 0.00% for the fiscal year ended September 30, 1999.

4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other operating expenses paid by the Fund (after the voluntary reimbursement) was 0.35% for the fiscal year ended September 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year       $   128
3 Years      $   400
5 Years      $   692
10 Years     $ 1,523


What are the Fund's Investment Strategies?



Under normal market conditions, the Fund invests at least 65% of the value of its total assets in a diversified portfolio of domestic, high quality fixed income securities, combining various asset classes including U.S. Treasury, asset-backed, mortgage-backed and corporate debt securities. The Fund's Adviser actively manages the Fund's portfolio within a portfolio duration limitation to attempt to construct a portfolio of securities offering attractive risk-adjusted yields over a portfolio of comparable Treasury securities. As a matter of investment policy, the Adviser manages the Fund's share price volatility attributable to interest rate risk by limiting the dollar-weighted average modified duration of its portfolio securities to three years or less. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

The Adviser attempts to select securities offering attractive risk- adjusted yields over comparable Treasury securities. Corporate and asset- backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage- backed securities, which usually have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset-backed (including mortgage-backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

The Adviser's investment process first allocates the Fund's portfolio among different types of fixed income securities. The Adviser makes a greater allocation of the Fund's portfolio to those types of securities that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators to arrive at what the adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

Securities are selected by weighing projected spreads against the spreads at which securities can currently be purchased. The Adviser also analyzes the credit risks and prepayment risks of individual securities in order to complete the analysis.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. The Fund may invest a portion of its portfolio in non-investment grade fixed income securities, which are rated BB or lower by an NRSRO. The non-investment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities.

Within the Fund's three-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:



* current and expected U.S. growth;

* current and expected interest rates and inflation;

* the U.S. Federal Reserve Board's monetary policy; and



* changes in the supply of or demand for U.S. government securities.



There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of pass through instruments or asset-backed bonds. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS



* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments make the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.


* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

* Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

* These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV).

From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and Institutional Shares.

The required minimum initial investment for Fund Shares is $100,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity and to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

RANDALL S. BAUER

Randall S. Bauer has been the Fund's portfolio manager since inception. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.


ROBERT E. CAULEY

Robert E. Cauley has been the Fund's portfolio manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Ecomonics, from Carnegie Mellon University.


MARK E. DURBIANO

Mark E. Durbiano has been the Fund's portfolio manager for the high yield corporate bonds asset category of the Fund since inception. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 34.


YEAR ENDED SEPTEMBER 30       1999     1    1998        1997
NET ASSET VALUE, BEGINNING

OF PERIOD                      $10.23        $10.13     $10.00
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.63          0.70       0.66
Net realized and
unrealized gain (loss) on
investments and foreign
currency                        (0.35)         0.12       0.14
TOTAL FROM INVESTMENT

OPERATIONS                       0.28          0.82       0.80
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.63)        (0.70)     (0.65)
Distributions from net
realized gain on
investments and foreign
currency transactions               -         (0.02)     (0.02)
TOTAL DISTRIBUTIONS             (0.63)        (0.72)     (0.67)
NET ASSET VALUE, END OF

PERIOD                        $  9.88        $10.23     $10.13
TOTAL RETURN 2                   2.88%         7.85%      8.27%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                       1.26%         2.27%      8.74%
Net investment income 3          5.54%         4.36%     (2.27%)
Expenses (after waivers
and reimbursements)              0.35%         0.32%      0.00%
Net investment income
(after waivers and
reimbursements)                  6.45%         6.31%      6.47%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $66,820       $30,219     $7,589
Portfolio turnover                 53%           64%       109%

1 For the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such waivers and reimbursements had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

SEPTEMBER 30, 1999

PRINCIPAL

AMOUNT                                                      VALUE

                    ASSET-BACKED SECURITIES-
                    46.7% 1
                    AUTOMOBILE-13.5%

  $   600,562       AFG Receivables Trust
                    1996-D, Class A, 6.10%,

                    10/15/2001                       $    601,151
       84,126       AFG Receivables Trust
                    1997-A, Class C, 7.20%,

                    10/15/2002                             84,661

       67,883       AFG Receivables Trust
                    1997-B, Class C, 7.00%,

                    2/15/2003                              68,200

    1,500,000       BMW Vehicle Owner Trust
                    1999-A, Class A3, 6.41%,

                    4/25/2003                           1,502,580

      353,356       CIT RV Trust 1994-A, Class
                    A, 4.90%, 7/15/2009                   350,849
       50,000       Chase Manhattan Auto Owner
                    Trust 1997-A, Class A5,

                    6.50%, 12/17/2001                      50,422

    1,000,000       Key Auto Finance Trust

                    1999-1, 7.08%, 1/15/2017              986,880

       17,575       Nationsbank Auto Grantor
                    Trust, Class A, 5.85%,

                    6/15/2002                              17,586

    2,000,000       Nissan Auto Receivables
                    Owner Trust 1999-A, Class

                    A3, 6.47%, 9/15/2003                2,005,940

      279,947  2, 3 Paragon Auto Receivables
                    Owner Trust 1998-A, Class

                    B, 7.47%, 11/15/2004                  277,982

      672,793  2, 3 Paragon Auto Receivables
                    Owner Trust 1998-B, Class

                    B, 7.03%, 3/15/2005                   663,133

    1,005,506       Paragon Auto Receivables
                    Owner Trust 1999-A, Class

                    A, 5.95%, 11/15/2005                1,000,775
       50,000       Team Fleet Financing Corp.
                    Series 1997-1 Class B,

                    7.80%, 5/15/2003                       49,937

    1,500,000       Toyota Auto Receivables
                    Owner Trust 1999-A, Class

                    C, 6.70%, 8/16/2004                 1,494,630

      258,522       Toyota Auto Receivables
                    Grantor Trust 1997-A,

                    Class A, 6.45%, 4/15/2002             259,796
      640,110       World Omni Automobile
                    Lease Securitization Trust
                    1997-A, Class A3, 6.85%,

                    6/25/2003                             641,938

      150,000       Yamaha Motor Master Trust
                    1995-1, Class A, 6.20%,

                    5/15/2003                             149,890
                    TOTAL                              10,206,350

                    CREDIT CARD-10.0%

      130,369    2  Banco Nacional de Mexico
                    S.A., Credit Card Merchant
                    Voucher Receivables Master
                    Trust Series 1996-A, Class
                    A1, 6.25%, 12/1/2003                  128,210

      250,000       Circuit City Credit Card
                    Master Trust 1995-1, Class

                    A, 6.375%, 8/15/2005                  250,860

      250,000       Citibank Credit Card
                    Master Trust 1998-1, Class

                    A, 5.75%, 1/15/2003                   249,145

      801,000       Citibank Credit Card
                    Master Trust I 1998-6,

                    Class A, 5.85%, 4/10/2003             797,476
PRINCIPAL

AMOUNT                                                      VALUE

                    ASSET-BACKED SECURITIES-

                    continued 1

                    CREDIT CARD-CONTINUED

 $    215,000       Discover Card Master Trust
                    I 1995-2, Class A, 6.55%,

                    2/18/2003                       $     216,185
    1,000,000       Fingerhut Master Trust
                    1998-2, Class A, 6.23%,

                    2/15/2007                             993,250

      260,000       First USA Credit Card
                    Master Trust 1997-6, Class

                    A, 6.42%, 3/17/2005                   260,767
      161,201       Fleetwood Credit Corp.
                    Grantor Trust 1996-B,

                    Class A, 6.90%, 3/15/2012             162,070
    2,000,000       MBNA Master Credit Card
                    Trust 1997-F, Class A,

                    6.60%, 11/15/2004                   2,015,380

    1,000,000       MBNA Master Credit Card
                    Trust 1999-I, Class A,

                    6.40%, 1/18/2005                    1,001,080

      285,000       Prime Credit Card Master
                    Trust 1996-1, Class A,

                    6.70%, 7/15/2004                      287,226

    1,000,000       Proffitt's Credit Card
                    Master Trust 1998-2, Class

                    B, 6.15%, 9/15/2004                   997,090
      225,000       Spiegel Master Trust 1994-
                    B, Class A, 8.15%,

                    6/15/2004                             227,414
                    TOTAL                               7,586,153

                    HOME EQUITY LOAN-12.9%

      500,000  2, 3 125 Home Loan Owner Trust
                    1998-1, Class B-2, 12.16%,

                    2/15/2029                             424,375

       88,333       Advanta Home Equity Loan
                    Trust 1992-1, Class A,

                    7.875%, 9/25/2008                      88,880

      189,107       Advanta Mortgage Loan
                    Trust 1997-1, Class A2,

                    7.10%, 4/25/2020                      188,824

      500,000       Amresco Residential
                    Securities Mortgage Loan
                    Trust 1996-1, Class A5,

                    7.05%, 4/25/2027                      496,455

       31,910       Cityscape Home Equity Loan
                    Trust 1996-2, Class A2,

                    7.20%, 4/25/2011                       31,828

    1,000,000       Cityscape Home Equity Loan
                    Trust 1997-1, Class M1,

                    7.58%, 3/25/2018                      995,285

      120,000       ContiMortgage Home Equity
                    Loan Trust 1997-3, Class

                    A5, 7.01%, 8/15/2013                  119,757

      250,000       ContiMortgage Home Equity
                    Loan Trust 1997-5, Class B,

                    7.62%, 1/15/2029                      210,625

      457,000       EQCC Home Equity Loan Trust
                    1997-2, Class A7, 6.89%,

                    2/15/2020                             456,346

      244,799       Green Tree Home Equity Loan
                    Trust 1999-A, Class B2A,

                    7.44%, 2/15/2029                      244,341

      942,642       Green Tree Home
                    Improvement Loan Trust
                    1995-C, Class B1, 7.20%,

                    7/15/2020                             938,014

      300,000       Green Tree Home
                    Improvement Loan Trust
                    1997-A, Class HE6, 7.16%,

                    3/15/2028                             300,294

      481,015       Green Tree Home
                    Improvement Loan Trust
                    1997-C, Class B2, 7.59%,

                    8/15/2028                             422,841

      507,845       Headlands Home Equity Loan
                    Trust 1998-2, Class A3,

                    6.67%, 12/15/2024                     499,278

      500,000       Independent National
                    Mortgage Corp. Home Equity
                    1997-A, Class BF, 7.39%,

                    10/25/2028                            480,780

PRINCIPAL

AMOUNT                                                      VALUE

                    ASSET-BACKED SECURITIES-
                    continued 1
                    HOME EQUITY LOAN-CONTINUED

    1,000,000       Mellon Bank Home Equity
                    Installment Loan 1998-1,

                    Class B, 6.95%, 3/25/2015             958,320
      482,323    2  NC Finance Trust 1999-1,
                    Class B, 8.75%, 1/25/2029             467,250
    1,500,000       Salomon Brothers Mortgage
                    Sec. VII 1999-NC3, Class

                    M3, 8.4825%, 7/25/2029              1,483,125

      250,000  2, 3 Saxon Asset Securities
                    Trust 1998-1, Class BF2,

                    8.00%, 12/25/2027                     223,215

      500,000       Saxon Asset Securities
                    Trust 1999-1, Class BV1,

                    8.1325%, 2/25/2029                    504,320
       95,000       TMS Home Equity Trust 1996-
                    B, Class A7, 7.55%,

                    2/15/2020                              95,490
       80,300       UCFC Home Equity Loan 1995-
                    A1, Class A5, 8.55%,

                    1/10/2020                              81,531
                    TOTAL                               9,711,174

                    MANUFACTURED HOUSING-6.0%
       32,333       Green Tree Financial Corp.

                    1994-1, Class A3, 6.90%,

                    4/15/2019                              32,405
      250,000       Green Tree Financial Corp.
                    1996-2, Class B-1, 7.55%,
                    4/15/2027                             247,428

      112,250       Green Tree Financial Corp.
                    1996-4, Class A-4, 6.80%,

                    6/15/2027                             112,924
    1,250,000       Green Tree Financial Corp.
                    1997-3, Class B1, 7.51%,

                    7/15/2028                           1,192,625
    1,275,000       Merit Securities Corp. 12,
                    Class 1, 7.98%, 7/28/2033           1,194,917
    1,000,000       Merit Securities Corp. 13,
                    Class A4, 7.88%,

                    12/28/2033                            994,690

      270,898       Oakwood Mortgage
                    Investors, Inc. 1997-C,
                    Class A2, 6.45%,

                    11/15/2027                            271,480

      500,000       Vanderbilt Mortgage
                    Finance 1999-A, Class 2B2,

                    7.978%, 6/7/2016                      492,500
                    TOTAL                               4,538,969

                    OTHER-4.3%

      269,144       Advanta Equipment
                    Receivables 1998-1, Class

                    C, 6.49%, 12/15/2006                  268,128

      890,307       Case Equipment Loan Trust
                    1999-A, Class B, 8/15/2005            881,061
      200,000       Centerior Energy
                    Receivables Master Trust
                    1996-1, Class A, 7.20%,

                    4/15/2002                             203,518

    1,000,000       Copelco Capital Funding
                    LLC 1999-B, Class A3,

                    6.61%, 12/18/2002                   1,000,780

      200,000       Copelco Capital Funding
                    Corp. X 1997-A, Class A4,

                    6.47%, 4/20/2005                      200,593

      613,000       Green Tree Home Impovement
                    Loan Trust 1996-F Class

                    HI2, 7.70%, 11/15/2027                584,673

       85,879       NationsCredit Grantor
                    Trust 1997, Class A, 6.75%,

                    8/15/2013                              86,687
                    TOTAL                               3,225,440

                    TOTAL ASSET-BACKED
                    SECURITIES (IDENTIFIED

                    COST $35,651,575)                  35,268,086
PRINCIPAL

AMOUNT                                                      VALUE

                    CORPORATE BONDS-15.6%

                    AUTOMOBILE-0.3%
 $    200,000       Arvin Industries, Inc.,

                    Note, 6.875%, 2/15/2001         $     199,352

                    BANKING-1.3%
    1,000,000       Wells Fargo Co., Note,

                    6.50%, 9/3/2002                       997,900
                    CABLE TELEVISION-0.3%

      200,000       TKR Cable, Inc., Deb.,

                    10.50%, 10/30/2007                    212,082

                    FINANCE-0.9%

      700,000       AT&T Capital Corp., Medium
                    Term Note, 6.16%,

                    12/3/1999                             701,232
                    FINANCE - AUTOMOTIVE-1.3%

      945,000       Ford Motor Credit Corp.,

                    8.55%, 4/8/2002                       985,852
                    FINANCIAL INTERMEDIARIES-

                    2.5%

    1,000,000       Donaldson, Lufkin and
                    Jenrette Securities Corp.,

                    Sr. Note, 5.875%, 4/1/2002            977,160
      250,000       Lehman Brothers Holdings,
                    Inc., Bond, 6.20%,

                    1/15/2002                             245,758
      200,000       Lehman Brothers Holdings,
                    Inc., Medium Term Note,

                    6.00%, 2/26/2001                      197,764
      500,000       Lehman Brothers Holdings,
                    Inc., Medium Term Note,

                    6.375%, 3/15/2001                     496,455
                    TOTAL                               1,917,137
                    FOOD & DRUG RETAILERS-0.6%
      500,000       Great Atlantic & Pacific
                    Tea Co., Inc., Global Bond

                    Deb., 7.70%, 1/15/2004                487,755
                    FOREST PRODUCTS-0.8%

      400,000       Fort James Corp., Sr. Note,
                    6.234%, 3/15/2001                     399,688
      200,000       Quno Corp., Sr. Note,

                    9.125%, 5/15/2005                     211,190
                    TOTAL                                 610,878

                    INDUSTRIAL PRODUCTS &

                    EQUIPMENT-0.8%

      600,000       Figgie International
                    Holdings, Inc., Sr. Note,

                    9.875%, 10/1/1999                     600,000

                    INSURANCE-1.0%
      250,000       Conseco, Inc., Note,

                    6.40%, 2/10/2003                      236,670

      250,000       HSB Group, Inc., Company
                    Guarantee, 6.22%,

                    7/15/2027                             242,185
      250,000       SunAmerica, Inc., Sr.
                    Note, 6.20%, 10/31/1999               250,113
                    TOTAL                                 728,968
                    PRINTING & PUBLISHING-0.1%
       75,000       Valassis Communications,
                    Inc., Sr. Note, 9.55%,

                    12/1/2003                              80,939

PRINCIPAL

AMOUNT                                                      VALUE

                    CORPORATE BONDS-continued

                    RETAILERS-1.4%
 $    500,000       Dayton-Hudson Corp., Note,

                    5.95%, 6/15/2000                $     500,675
       50,000       Shopko Stores, Inc.,
                    8.50%, 3/15/2002                       51,651
      500,000       Wal-Mart Stores, Inc.,
                    Note, 5.85%, 6/1/2000                 500,755
                    TOTAL                               1,053,081

                    SUPRANATIONAL-2.0%
    1,500,000       Corp Andina De Fomento,

                    Bond, 7.375%, 7/21/2000             1,506,375
                    TECHNOLOGY SERVICES-0.7%

      500,000       Unisys Corp., Sr. Note,

                    11.75%, 10/15/2004                    561,250

                    TELECOMMUNICATIONS &
                    CELLULAR-1.3%

    1,000,000       AT&T Corp., Global Bond,

                    5.625%, 3/15/2004                     958,990

                    UTILITIES-0.3%
      250,000  2, 3 Camuzzi Gas, Bond, 9.25%,

                    12/15/2001                            246,250

                    TOTAL CORPORATE BONDS
                    (IDENTIFIED COST

                    $11,962,267)                       11,848,041
                    COLLATERALIZED MORTGAGE

                    OBLIGATIONS-22.5% 1

      399,615       2, 3 Bayview Financial Acquisition Trust 1998-1, Class M23,
                    6.614%,

                    5/25/2029                             367,398

      465,571       2, 3 Bayview Financial Acquisition Trust 1998-1, Class MII,
                    7.383%,

                    5/25/2029                             427,236

      708,884       Bear Stearns Mortgage
                    Securities, Inc. 1996-8,
                    Class B3, 8.00%,

                    11/25/2027                            698,066
      164,826  2, 3 C-BASS ABS, LLC Series
                    1997-1, Class A-1, 4.699%,
                    2/1/2017                              164,826

      127,492       C-BASS ABS, LLC Series
                    1998-3, Class AF, 6.50%,

                    1/25/2033                             122,871
    1,587,500    2  C-BASS ABS, LLC Series
                    1999-3, Class B1, 7.312%,
                    2/3/2029                            1,296,289

       29,648       Countrywide Home Loans
                    1997-5, Class A-3, 7.50%,

                    9/25/2027                              29,517

      383,787       Countrywide Home Loans
                    1997-6, Class A1, 6.75%,

                    11/25/2027                            383,234

      405,000       Federal National Mortgage
                    Association, Series 1993-
                    32, Class H, 6.00%,

                    3/25/2023                             374,127

      827,473       GE Capital Mortgage
                    Services, Inc. 1994-27,

                    Class A3, 6.50%, 7/25/2024            826,869
       92,419  2, 3 GE Capital Mortgage
                    Services, Inc. 1994-3,

                    Class B4, 6.50%, 1/25/2024             59,610
      296,193       GE Capital Mortgage
                    Services, Inc. 1996-3,

                    Class A1, 7.00%, 3/25/2026            295,968
      377,079       GE Capital Mortgage
                    Services, Inc. 1998-11,
                    Class 1A1, 6.75%,

                    6/25/2028                             377,231

PRINCIPAL
AMOUNT

OR SHARES                                                  VALUE

                    COLLATERALIZED MORTGAGE
                    OBLIGATIONS-continued 1

 $  1,500,000       GE Capital Mortgage
                    Services, Inc. 1998-3,

                    Class A4, 6.25%, 1/25/2028      $   1,496,250
      971,131       Headlands Mortgage
                    Securities Inc. 1997-3,

                    Class B3, 7.75%, 3/25/2027            917,549
      519,000       Homeside Mortgage
                    Securities, Inc. 1998-1,

                    Class A2, 6.75%, 2/25/2028            499,365
      100,000  2, 3 K Mart CMBS Financing, Inc
                    Series 1997-1, Class D,

                    6.471%, 3/1/2007                      100,015

      900,000  2, 3 Mellon Residential Funding
                    Corp. 1998-TBC1, Class B4,

                    6.589%, 10/25/2028                    672,750

    1,258,000 2, 3  Mellon Residential Funding
                    Corp. 1999-TBC1, Class B4,

                    6.429%, 1/25/2029                     923,058

      250,000  2, 3 Nomura Depositor Trust
                    Commercial Mortgage Pass-
                    Thru 1998-ST I, Class A-3,

                    6.178%, 1/15/2003                     244,648

      500,000  2, 3 Nomura Depositor Trust
                    Commercial Mortgage Pass-
                    Thru 1998-ST I, Class A-5,

                    6.508%, 1/15/2003                     467,655

      629,858       Resecuritization Mortgage
                    Trust 1998-A, Class B3,

                    7.881%, 10/26/2023                    533,609

    1,000,000       Residential Accredit
                    Loans, Inc 1997-QS12,
                    Class A6, 7.25%,

                    11/25/2027                          1,003,360

      340,487       Residential Asset
                    Securitization Trust 1997-
                    A2, Class A3, 9.00%,

                    4/25/2027                             342,309

    1,000,000       Residential Asset
                    Securitization Trust 1997-
                    A7, Class A5, 7.50%,

                    9/25/2027                           1,004,270

      441,450       Residential Asset
                    Securitization Trust 1998-
                    A12, Class A1, 6.75%,

                    11/25/2028                            438,744

      892,477       Residential Funding
                    Mortgage Securities I
                    1994-S13, Class M1, 7.00%,

                    5/25/2024                             874,877

    1,000,000       Salomon Brothers Mortgage
                    Sec. VII 1999-3, Class M3,

                    8.589%, 5/25/2029                     988,750

      192,253     2 SMFC Trust Asset-Backed
                    Certificates, Series 1997-
                    A, Class 4, 7.719%,

                    1/28/2025                             163,474

      963,613       Structured Asset
                    Securities Corp. 1999-
                    ALS2, Class A2, 6.75%,

                    7/25/2029                             942,984

                    TOTAL COLLATERALIZED
                    MORTGAGE OBLIGATIONS
                    (IDENTIFIED

                    COST $17,357,894)                  17,036,909
                    PREFERRED STOCKS-0.3%

                    STEEL-0.3%
       10,000       USX Capital LLC, Pfd.,

                    8.75%, Series A

                    (identified cost $254,375)            245,625
                    GOVERNMENT AGENCIES-1.7% 1

                    GOVERNMENT AGENCY-1.7%

 $    500,000       Federal Home Loan Bank
                    System, Sr. Note, 5.80%,

                    9/2/2008                              471,275

      301,804       Government National
                    Mortgage Association ARM

                    8902, 30 Year, 1/20/2022              304,949
      187,797       Government National
                    Mortgage Association, Pool
                    423843, 8.50%, 8/15/2026              195,309

      301,932       Government National
                    Mortgage Association, Pool

                    780360, 11.00%, 9/15/2015             332,786

                    TOTAL GOVERNMENT AGENCIES
                    (IDENTIFIED COST

                    $1,350,479)                         1,304,319
PRINCIPAL
AMOUNT

OR SHARES                                                   VALUE

                    FOREIGN
                    GOVERNMENT/AGENCIES-1.4%
                    GOVERNMENT AGENCY-0.3%

 $    830,250       Brazil, Government of,

                    IDU, 6.063%, 1/1/2001           $     806,380
                    SOVEREIGN-1.1%
      200,000       Korea Development Bank,

                    Bond, 7.125%, 9/17/2001               199,178

                    TOTAL FOREIGN

                    GOVERNMENT/AGENCIES

                    (IDENTIFIED COST $950,258)          1,005,558
                    U.S. TREASURY-5.7%

    1,122,000       United States Treasury

                    Note, 4.75%, 2/15/2004              1,076,368
      250,000       United States Treasury
                    Note, 5.375%, 6/30/2003               246,397
      500,000       United States Treasury
                    Note, 5.625%, 5/15/2001               499,955
    1,000,000       United States Treasury
                    Note, 5.75%, 11/15/2000             1,002,720
    1,400,000       United States Treasury
                    Note, 7.50%, 11/15/2001             1,450,470
                    TOTAL U.S. TREASURY

                    (IDENTIFIED COST

                    $4,302,024)                         4,275,910
                    MUTUAL FUND-2.6%

      222,868       The High Yield Bond
                    Portfolio (identified cost

                    $2,040,792)                         1,950,097
                    REPURCHASE AGREEMENT-3.1%

                    4

    2,360,000       ABN AMRO, Inc., 5.45%,
                    dated 9/30/1999, due
                    10/1/1999 (at amortized

                    cost)                               2,360,000

                    TOTAL INVESTMENTS
                    (IDENTIFIED COST

                    $76,229,664) 5                   $ 75,294,545

1 Because of monthly principal payments, the average lives of the Asset- Backed Securities, Collateralized Mortgage Obligations and certain Government Agency Securities are less than the indicated periods.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At September 30,1999, these securities amounted to $7,317,374 which represents 9.7% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $5,262,151 which represents 7.0% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Board of Directors.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $76,230,028. The net unrealized depreciation of investments on a federal tax basis amounts to $(935,483) which is comprised of $170,312 appreciation and $1,105,795 depreciation at September 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($75,568,498) at September 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

SEPTEMBER 30, 1999


ASSETS:
Total investments in
securities, at value
(identified cost
$76,229,664 and tax
cost $76,230,028)                            $ 75,294,545
Income receivable                                 693,207
Receivable for shares sold                          6,616
TOTAL ASSETS                                   75,994,368
LIABILITIES:

Payable for shares

redeemed                      $   77,167
Income distribution
payable                          336,167
Accrued expenses                  12,536
TOTAL LIABILITIES                                 425,870
Net assets for 7,648,866
shares outstanding                           $ 75,568,498
NET ASSETS CONSIST OF:

Paid in capital                              $ 77,044,265
Net unrealized
depreciation of
investments                                      (935,119)
Accumulated net realized
loss on investments                              (573,723)
Undistributed net
investment income                                  33,075
TOTAL NET ASSETS                             $ 75,568,498
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$66,819,860 / 6,763,278
shares outstanding                                  $9.88
INSTITUTIONAL SERVICE
SHARES:
$8,748,638 / 885,588
shares outstanding                                  $9.88

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED SEPTEMBER 30, 1999


INVESTMENT INCOME:
Dividends                                                         $     79,591
Interest                                                             3,722,599
TOTAL INCOME                                                         3,802,190
EXPENSES:

Investment advisory fee                          $  224,110
Administrative personnel
and services fee                                    157,308
Custodian fees                                        6,046
Transfer and dividend
disbursing agent fees and
expenses                                             36,187
Directors'/Trustees' fees                             3,696
Auditing fees                                        12,679
Legal fees                                            5,573
Portfolio accounting fees                            58,557
Distribution services fee-
Institutional Service
Shares                                               27,473
Shareholder services fee-
Institutional Shares                                112,597
Shareholder services fee-
Institutional Service
Shares                                               27,473
Share registration costs                             25,635
Printing and postage                                 25,562
Insurance premiums                                    1,312
Taxes                                                 6,388
Miscellaneous                                         2,945
TOTAL EXPENSES                                      733,541
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                    $  (224,110)
Waiver of distribution
services fee-Institutional
Service Shares                      (21,978)
Waiver of shareholder
services fee-Institutional
Shares                             (112,597)
Reimbursement of other
operating expenses                 (146,293)
TOTAL WAIVERS AND
REIMBURSEMENTS                                     (504,978)
Net expenses                                                           228,563
Net investment income                                                3,573,627
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on
investments                                                           (558,411)
Net change in unrealized
depreciation of
investments                                                         (1,379,505)
Net realized and
unrealized loss on
investments                                                         (1,937,916)
Change in net assets
resulting from operations                                         $  1,635,711

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED SEPTEMBER 30                  1999              1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $   3,573,627       $   1,424,328
Net realized loss on
investments ($2,474 and
($21,213), respectively,
as computed for federal tax

purposes)                             (558,411)            (25,503)
Net change in unrealized

appreciation
(depreciation) of

investments                         (1,379,505)            385,862
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            1,635,711           1,784,687
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (2,875,443)         (1,028,007)
Institutional Service
Shares                                (659,954)           (406,658)
Distributions from net
realized gains on
investments
Institutional Shares                         -             (13,500)
Institutional Service
Shares                                       -              (4,805)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (3,535,397)         (1,452,970)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              62,007,341          37,046,762
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 674,646             229,582
Cost of shares redeemed            (27,337,842)         (5,797,404)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        35,344,145          31,478,940
Change in net assets                33,444,459          31,810,657
NET ASSETS:

Beginning of period                 42,124,039          10,313,382
End of period (including
undistributed net
investment income of
$33,075 for the year ended
September 30, 1999)              $  75,568,498       $  42,124,039

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

SEPTEMBER 30, 1999

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With repect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securites quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The following reclassifications have been made to the financial statements:

       INCREASE (DECREASE)

UNDISTRIBUTED

NET INVESTMENT
INCOME           PAID IN CAPITAL
$(462)                      $462

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the fund's understanding of the applicable country's tax rules and rates.

At September 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $3,491, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2006                         $3,491

Additionally, the Fund's capital losses of $569,868 attributable to security transactions incurred after October 31, 1998, were treated as arising on October 1, 1999, the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at September 30, 1999 is as follows:


                                ACQUISITION    ACQUISITION

SECURITY                        DATE           COST
Banco Nacional de Mexico        1/9/1997        $   123,186
C-BASS ABS, LLC Series 1999-3   7/9/1999          1,299,518
NC FINANCE TRUST 199-1          2/23/1999           479,991
SMFC TRUST                      2/4/1998            175,656


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At September 30, 1999, par value shares ($0.001 per share) authorized were as follows:


                        NUMBER OF PAR VALUE

CLASS NAME              CAPITAL STOCK AUTHORIZED
Institutional           1,000,000,000
Institutional Service   1,000,000,000
TOTAL                   2,000,000,000


Transactions in capital stock were as follows:


YEAR ENDED SEPTEMBER 30                        1999                           1998
INSTITUTIONAL SHARES:            SHARES              AMOUNT       SHARES              AMOUNT
Shares sold                    5,262,382       $  52,646,943     2,568,633       $ 26,072,998
Shares issued to
shareholders in payment of
distributions declared            40,839             408,205        13,782            140,038
Shares redeemed               (1,494,996)        (14,918,969)     (376,449)        (3,821,931)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                   3,808,225       $  38,136,179     2,205,966       $ 22,391,105


YEAR ENDED SEPTEMBER 30                       1999                             1998
INSTITUTIONAL SERVICE
SHARES:                           SHARES            AMOUNT         SHARES             AMOUNT
Shares sold                      933,821       $   9,360,398     1,080,982       $ 10,973,764
Shares issued to
shareholders in payment of
distributions declared            26,571             266,441         8,803             89,544
Shares redeemed               (1,238,993)        (12,418,873)     (194,467)        (1,975,473)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              (278,601)      $  (2,792,034)      895,318       $  9,087,835
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             3,529,624       $  35,344,145     3,101,284       $ 31,478,940

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1999, were as follows:

Purchases   $   65,166,163
Sales       $   28,126,445

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Board of Directors, upon the recommendation of the Audit Committee of the Board of Directors, requested and subsequently accepted the resignation of Ernst & Young LLP ("E&Y") as the Fund's independent auditors. E&Y's reports on the Fund's financial statements for the fiscal years ended September 30, 1997 and September 30, 1998, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Directors, upon the recommendation of the Audit Committee of the Board, has engaged Deloitte & Touche LLP ("D&T") as the independent auditors to audit the Fund's financial statements for the fiscal year ended September 30, 1999. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, neither the Fund nor anyone on its behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF THE INSTITUTIONAL SHARES OF

FEDERATED LIMITED DURATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Duration Fund (the "Fund") as of September 30, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1998 and financial highlights for the years ended September 30, 1998 and 1997 were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Limited Duration Fund as of September 30, 1999, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
November 12, 1999

[Graphic]
Federated

World-Class Investment Manager

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES

PROSPECTUS



NOVEMBER 30, 1999

A Statement of Additional Information (SAI) dated November 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated

Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Cusip 31428Q408

G01744-01-IS (11/99)


[Graphic]

PROSPECTUS

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SERVICE SHARES



A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of fixed income securities with an average portfolio duration of three years or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOVEMBER 30, 1999

CONTENTS


Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  10

How is the Fund Sold?  10

How to Purchase Shares  11

How to Redeem Shares  12

Account and Share Information  13

Who Manages the Fund?  14

Financial Information  15

Independent Auditors' Report  34



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of domestic fixed income securities, including corporate debt securities, U.S. government obligations and mortgage backed and asset backed securities. Under normal market conditions, the Fund invests at least 65% of its assets in domestic investment grade debt securities. The investment adviser (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between total return and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration to three years or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

* LIQUIDITY RISKS. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix



The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the nine-month period from January 1, 1999 to September 30, 1999 was 2.25%.

Within the period shown in the Chart, the Fund's highest quarterly return was 2.52% (quarter ended June 30, 1997). Its lowest quarterly return was 0.31% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Service Shares Average Annual Total Return for the calendar period ended December 31, 1998. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to Merrill Lynch 1-3 Year Treasury Index (ML13YTI) a broad-based unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years, the Merrill Lynch 1-3 Corporate Index (ML13CI) a broad-based market capitalization weighted index including fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding and Lipper Short Investment Grade Debt Funds Average (LSIGDA), an average of funds with similar investment objectives. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


CALENDAR PERIOD          FUND    ML13YTI   ML13CI   LSIGDA
1 Year                   6.06%   7.00%     7.21%    5.80%
Start of Performance 1   7.05%   6.87%     7.28%    6.18%

1 The Fund's Institutional Service Shares start of performance date was October 1, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED LIMITED DURATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.



SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                     None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                         None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                        None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                               None
Exchange Fee                                                                           None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers
and Reimbursements) 1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                       0.40%
Distribution (12b-1) Fee 3                                                             0.25%
Shareholder Services Fee                                                               0.25%
Other Expenses 4                                                                       0.61%
Total Annual Fund
Operating Expenses                                                                     1.51%

1 Although not contractually obligated to do so, the adviser and distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 1999.

 Total Waivers and
Reimbursements of Fund

Expenses                                                                               0.86%

 Total Actual Annual Fund
Operating Expenses (after
waivers and

reimbursements)                                                                        0.65%

2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 1999.

3 The distributor voluntarily waived a portion of the distribution (12b-1) fee.
The distributor can terminate this voluntarily waiver at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended September 30, 1999.

4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other operating expenses paid by the Fund (after the voluntary reimbursement) was 0.35% for the fiscal year ended September 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year       $   154
3 Years      $   477
5 Years      $   824
10 Years     $ 1,802


What are the Fund's Investment Strategies?



Under normal market conditions, the Fund invests at least 65% of the value of its total assets in a diversified portfolio of domestic, high quality fixed income securities, combining various asset classes including U.S. Treasury, asset-backed, mortgage-backed and corporate debt securities. The Fund's Adviser actively manages the Fund's portfolio within a portfolio duration limitation to attempt to construct a portfolio of securities offering attractive risk-adjusted yields over a portfolio of comparable Treasury securities. As a matter of investment policy, the Adviser manages the Fund's share price volatility attributable to interest rate risk by limiting the dollar-weighted average modified duration of its portfolio securities to three years or less. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

The Adviser attempts to select securities offering attractive risk- adjusted yields over comparable Treasury securities. Corporate and asset- backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage- backed securities, which usually have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset-backed (including mortgage-backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

The Adviser's investment process first allocates the Fund's portfolio among different types of fixed income securities. The Adviser makes a greater allocation of the Fund's portfolio to those types of securities that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators to arrive at what the adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

Securities are selected by weighing projected spreads against the spreads at which securities can currently be purchased. The Adviser also analyzes the credit risks and prepayment risks of individual securities in order to complete the analysis.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.



The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. The Fund may invest a portion of its portfolio in non-investment grade fixed income securities, which are rated BB or lower by an NRSRO. The non-investment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities.

Within the Fund's three-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:



* current and expected U.S. growth;

* current and expected interest rates and inflation;

* the U.S. Federal Reserve Board's monetary policy; and



* changes in the supply of or demand for U.S. government securities.



There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund principally invests.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of pass through instruments or asset-backed bonds. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS



* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments make the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.


* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

* Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

* These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV).

From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and Institutional Service Shares.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.


When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

RANDALL S. BAUER

Randall S. Bauer has been the Fund's portfolio manager since inception. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.


ROBERT E. CAULEY

Robert E. Cauley has been the Fund's portfolio manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Ecomonics, from Carnegie Mellon University.


MARK E. DURBIANO

Mark E. Durbiano has been the Fund's portfolio manager for the high yield corporate bonds asset category of the Fund since inception. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 34.


YEAR ENDED SEPTEMBER 30          1999 1        1998       1997
NET ASSET VALUE, BEGINNING

OF PERIOD                      $10.23        $10.13     $10.00
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.60          0.67       0.63
Net realized and
unrealized gain (loss) on
investments and foreign
currency                        (0.35)         0.12       0.15
TOTAL FROM INVESTMENT

OPERATIONS                       0.25          0.79       0.78
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.60)        (0.67)     (0.63)
Distributions from net
realized gain on
investments and foreign
currency                           --         (0.02)     (0.02)
TOTAL DISTRIBUTIONS             (0.60)        (0.69)     (0.65)
NET ASSET VALUE, END OF

PERIOD                        $  9.88        $10.23     $10.13
TOTAL RETURN 2                   2.57%         7.53%      8.10%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                       1.51%         2.56%     14.81%
Net investment income 3          5.23%         4.09%     (8.21%)
Expenses (after waivers
and reimbursements)              0.65%         0.62%      0.29%
Net investment income
(after waivers and
reimbursements)                  6.09%         6.03%      6.31%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                  $8,749       $11,905     $2,724
Portfolio turnover                 53%           64%       109%

1 For the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived and reimbursed. If such waivers and reimbursements had not occurred, the ratios would have been as
indicated.      See Notes which are an integral part of the Financial Statements

Portfolio of Investments


SEPTEMBER 30, 1999

PRINCIPAL

AMOUNT                                                      VALUE

                    ASSET-BACKED SECURITIES--
                    46.7% 1
                    AUTOMOBILE--13.5%

  $   600,562       AFG Receivables Trust
                    1996-D, Class A, 6.10%,

                    10/15/2001                       $    601,151
       84,126       AFG Receivables Trust
                    1997-A, Class C, 7.20%,

                    10/15/2002                             84,661

       67,883       AFG Receivables Trust
                    1997-B, Class C, 7.00%,

                    2/15/2003                              68,200

    1,500,000       BMW Vehicle Owner Trust
                    1999-A, Class A3, 6.41%,

                    4/25/2003                           1,502,580

      353,356       CIT RV Trust 1994-A, Class
                    A, 4.90%, 7/15/2009                   350,849
       50,000       Chase Manhattan Auto Owner
                    Trust 1997-A, Class A5,

                    6.50%, 12/17/2001                      50,422

    1,000,000       Key Auto Finance Trust

                    1999-1, 7.08%, 1/15/2017              986,880

       17,575       Nationsbank Auto Grantor
                    Trust, Class A, 5.85%,

                    6/15/2002                              17,586

    2,000,000       Nissan Auto Receivables
                    Owner Trust 1999-A, Class

                    A3, 6.47%, 9/15/2003                2,005,940

      279,947  2, 3 Paragon Auto Receivables
                    Owner Trust 1998-A, Class

                    B, 7.47%, 11/15/2004                  277,982

      672,793  2, 3 Paragon Auto Receivables
                    Owner Trust 1998-B, Class

                    B, 7.03%, 3/15/2005                   663,133

    1,005,506       Paragon Auto Receivables
                    Owner Trust 1999-A, Class

                    A, 5.95%, 11/15/2005                1,000,775
       50,000       Team Fleet Financing Corp.
                    Series 1997-1 Class B,

                    7.80%, 5/15/2003                       49,937

    1,500,000       Toyota Auto Receivables
                    Owner Trust 1999-A, Class

                    C, 6.70%, 8/16/2004                 1,494,630

      258,522       Toyota Auto Receivables
                    Grantor Trust 1997-A,

                    Class A, 6.45%, 4/15/2002             259,796
      640,110       World Omni Automobile
                    Lease Securitization Trust
                    1997-A, Class A3, 6.85%,

                    6/25/2003                             641,938

      150,000       Yamaha Motor Master Trust
                    1995-1, Class A, 6.20%,

                    5/15/2003                             149,890
                    TOTAL                              10,206,350

                    CREDIT CARD--10.0%

      130,369    2  Banco Nacional de Mexico
                    S.A., Credit Card Merchant
                    Voucher Receivables Master
                    Trust Series 1996-A, Class
                    A1, 6.25%, 12/1/2003                  128,210

      250,000       Circuit City Credit Card
                    Master Trust 1995-1, Class

                    A, 6.375%, 8/15/2005                  250,860

      250,000       Citibank Credit Card
                    Master Trust 1998-1, Class

                    A, 5.75%, 1/15/2003                   249,145

      801,000       Citibank Credit Card
                    Master Trust I 1998-6,

                    Class A, 5.85%, 4/10/2003             797,476
PRINCIPAL

AMOUNT                                                      VALUE

                    ASSET-BACKED SECURITIES--

                    continued 1

                    CREDIT CARD--CONTINUED

 $    215,000       Discover Card Master Trust
                    I 1995-2, Class A, 6.55%,

                    2/18/2003                       $     216,185
    1,000,000       Fingerhut Master Trust
                    1998-2, Class A, 6.23%,

                    2/15/2007                             993,250

      260,000       First USA Credit Card
                    Master Trust 1997-6, Class

                    A, 6.42%, 3/17/2005                   260,767
      161,201       Fleetwood Credit Corp.
                    Grantor Trust 1996-B,

                    Class A, 6.90%, 3/15/2012             162,070
    2,000,000       MBNA Master Credit Card
                    Trust 1997-F, Class A,

                    6.60%, 11/15/2004                   2,015,380

    1,000,000       MBNA Master Credit Card
                    Trust 1999-I, Class A,

                    6.40%, 1/18/2005                    1,001,080

      285,000       Prime Credit Card Master
                    Trust 1996-1, Class A,

                    6.70%, 7/15/2004                      287,226

    1,000,000       Proffitt's Credit Card
                    Master Trust 1998-2, Class

                    B, 6.15%, 9/15/2004                   997,090
      225,000       Spiegel Master Trust 1994-
                    B, Class A, 8.15%,

                    6/15/2004                             227,414
                    TOTAL                               7,586,153

                    HOME EQUITY LOAN--12.9%

      500,000  2, 3 125 Home Loan Owner Trust
                    1998-1, Class B-2, 12.16%,

                    2/15/2029                             424,375

       88,333       Advanta Home Equity Loan
                    Trust 1992-1, Class A,

                    7.875%, 9/25/2008                      88,880

      189,107       Advanta Mortgage Loan
                    Trust 1997-1, Class A2,

                    7.10%, 4/25/2020                      188,824

      500,000       Amresco Residential
                    Securities Mortgage Loan
                    Trust 1996-1, Class A5,

                    7.05%, 4/25/2027                      496,455

       31,910       Cityscape Home Equity Loan
                    Trust 1996-2, Class A2,

                    7.20%, 4/25/2011                       31,828

    1,000,000       Cityscape Home Equity Loan
                    Trust 1997-1, Class M1,

                    7.58%, 3/25/2018                      995,285

      120,000       ContiMortgage Home Equity
                    Loan Trust 1997-3, Class

                    A5, 7.01%, 8/15/2013                  119,757

      250,000       ContiMortgage Home Equity
                    Loan Trust 1997-5, Class B,

                    7.62%, 1/15/2029                      210,625

      457,000       EQCC Home Equity Loan Trust
                    1997-2, Class A7, 6.89%,

                    2/15/2020                             456,346

      244,799       Green Tree Home Equity Loan
                    Trust 1999-A, Class B2A,

                    7.44%, 2/15/2029                      244,341

      942,642       Green Tree Home
                    Improvement Loan Trust
                    1995-C, Class B1, 7.20%,

                    7/15/2020                             938,014

      300,000       Green Tree Home
                    Improvement Loan Trust
                    1997-A, Class HE6, 7.16%,

                    3/15/2028                             300,294

      481,015       Green Tree Home
                    Improvement Loan Trust
                    1997-C, Class B2, 7.59%,

                    8/15/2028                             422,841

      507,845       Headlands Home Equity Loan
                    Trust 1998-2, Class A3,

                    6.67%, 12/15/2024                     499,278

      500,000       Independent National
                    Mortgage Corp. Home Equity
                    1997-A, Class BF, 7.39%,

                    10/25/2028                            480,780

PRINCIPAL

AMOUNT                                                      VALUE

                    ASSET-BACKED SECURITIES--
                    continued 1
                    HOME EQUITY LOAN--CONTINUED

    1,000,000       Mellon Bank Home Equity
                    Installment Loan 1998-1,

                    Class B, 6.95%, 3/25/2015             958,320
      482,323    2  NC Finance Trust 1999-1,
                    Class B, 8.75%, 1/25/2029             467,250
    1,500,000       Salomon Brothers Mortgage
                    Sec. VII 1999-NC3, Class

                    M3, 8.4825%, 7/25/2029              1,483,125

      250,000  2, 3 Saxon Asset Securities
                    Trust 1998-1, Class BF2,

                    8.00%, 12/25/2027                     223,215

      500,000       Saxon Asset Securities
                    Trust 1999-1, Class BV1,

                    8.1325%, 2/25/2029                    504,320
       95,000       TMS Home Equity Trust 1996-
                    B, Class A7, 7.55%,

                    2/15/2020                              95,490
       80,300       UCFC Home Equity Loan 1995-
                    A1, Class A5, 8.55%,

                    1/10/2020                              81,531
                    TOTAL                               9,711,174

                    MANUFACTURED HOUSING--6.0%
       32,333       Green Tree Financial Corp.

                    1994-1, Class A3, 6.90%,

                    4/15/2019                              32,405
      250,000       Green Tree Financial Corp.
                    1996-2, Class B-1, 7.55%,
                    4/15/2027                             247,428

      112,250       Green Tree Financial Corp.
                    1996-4, Class A-4, 6.80%,

                    6/15/2027                             112,924
    1,250,000       Green Tree Financial Corp.
                    1997-3, Class B1, 7.51%,

                    7/15/2028                           1,192,625
    1,275,000       Merit Securities Corp. 12,
                    Class 1, 7.98%, 7/28/2033           1,194,917
    1,000,000       Merit Securities Corp. 13,
                    Class A4, 7.88%,

                    12/28/2033                            994,690

      270,898       Oakwood Mortgage
                    Investors, Inc. 1997-C,
                    Class A2, 6.45%,

                    11/15/2027                            271,480

      500,000       Vanderbilt Mortgage
                    Finance 1999-A, Class 2B2,

                    7.978%, 6/7/2016                      492,500
                    TOTAL                               4,538,969

                    OTHER--4.3%

      269,144       Advanta Equipment
                    Receivables 1998-1, Class

                    C, 6.49%, 12/15/2006                  268,128

      890,307       Case Equipment Loan Trust
                    1999-A, Class B, 8/15/2005            881,061
      200,000       Centerior Energy
                    Receivables Master Trust
                    1996-1, Class A, 7.20%,

                    4/15/2002                             203,518

    1,000,000       Copelco Capital Funding
                    LLC 1999-B, Class A3,

                    6.61%, 12/18/2002                   1,000,780

      200,000       Copelco Capital Funding
                    Corp. X 1997-A, Class A4,

                    6.47%, 4/20/2005                      200,593

      613,000       Green Tree Home Impovement
                    Loan Trust 1996-F Class

                    HI2, 7.70%, 11/15/2027                584,673

       85,879       NationsCredit Grantor
                    Trust 1997, Class A, 6.75%,

                    8/15/2013                              86,687
                    TOTAL                               3,225,440

                    TOTAL ASSET-BACKED
                    SECURITIES (IDENTIFIED

                    COST $35,651,575)                  35,268,086
PRINCIPAL

AMOUNT                                                      VALUE

                    CORPORATE BONDS-15.6%
                    AUTOMOBILE--0.3%

 $    200,000       Arvin Industries, Inc.,

                    Note, 6.875%, 2/15/2001         $     199,352
                    BANKING--1.3%

    1,000,000       Wells Fargo Co., Note,

                    6.50%, 9/3/2002                       997,900

                    CABLE TELEVISION--0.3%
      200,000       TKR Cable, Inc., Deb.,

                    10.50%, 10/30/2007                    212,082
                    FINANCE--0.9%

      700,000       AT&T Capital Corp., Medium
                    Term Note, 6.16%,

                    12/3/1999                             701,232

                    FINANCE - AUTOMOTIVE--1.3%
      945,000       Ford Motor Credit Corp.,

                    8.55%, 4/8/2002                       985,852
                    FINANCIAL INTERMEDIARIES--

                    2.5%

    1,000,000       Donaldson, Lufkin and
                    Jenrette Securities Corp.,

                    Sr. Note, 5.875%, 4/1/2002            977,160
      250,000       Lehman Brothers Holdings,
                    Inc., Bond, 6.20%,

                    1/15/2002                             245,758
      200,000       Lehman Brothers Holdings,
                    Inc., Medium Term Note,

                    6.00%, 2/26/2001                      197,764
      500,000       Lehman Brothers Holdings,
                    Inc., Medium Term Note,

                    6.375%, 3/15/2001                     496,455
                    TOTAL                               1,917,137
                    FOOD & DRUG RETAILERS--0.6%
      500,000       Great Atlantic & Pacific
                    Tea Co., Inc., Global Bond

                    Deb., 7.70%, 1/15/2004                487,755

                    FOREST PRODUCTS--0.8%
      400,000       Fort James Corp., Sr. Note,

                    6.234%, 3/15/2001                     399,688
      200,000       Quno Corp., Sr. Note,
                    9.125%, 5/15/2005                     211,190
                    TOTAL                                 610,878

                    INDUSTRIAL PRODUCTS &
                    EQUIPMENT--0.8%

      600,000       Figgie International
                    Holdings, Inc., Sr. Note,

                    9.875%, 10/1/1999                     600,000
                    INSURANCE--1.0%

      250,000       Conseco, Inc., Note,

                    6.40%, 2/10/2003                      236,670

      250,000       HSB Group, Inc., Company
                    Guarantee, 6.22%,

                    7/15/2027                             242,185
      250,000       SunAmerica, Inc., Sr.
                    Note, 6.20%, 10/31/1999               250,113
                    TOTAL                                 728,968
                    PRINTING & PUBLISHING--0.1%
       75,000       Valassis Communications,
                    Inc., Sr. Note, 9.55%,

                    12/1/2003                              80,939

PRINCIPAL

AMOUNT                                                      VALUE

                    CORPORATE BONDS-continued
                    RETAILERS--1.4%

 $    500,000       Dayton-Hudson Corp., Note,
                    5.95%, 6/15/2000                $     500,675
       50,000       Shopko Stores, Inc.,

                    8.50%, 3/15/2002                       51,651
      500,000       Wal-Mart Stores, Inc.,
                    Note, 5.85%, 6/1/2000                 500,755
                    TOTAL                               1,053,081

                    SUPRANATIONAL--2.0%
    1,500,000       Corp Andina De Fomento,

                    Bond, 7.375%, 7/21/2000             1,506,375

                    TECHNOLOGY SERVICES--0.7%
      500,000       Unisys Corp., Sr. Note,

                    11.75%, 10/15/2004                    561,250

                    TELECOMMUNICATIONS &
                    CELLULAR--1.3%

    1,000,000       AT&T Corp., Global Bond,

                    5.625%, 3/15/2004                     958,990
                    UTILITIES--0.3%

      250,000  2, 3 Camuzzi Gas, Bond, 9.25%,
                    12/15/2001                            246,250
                    TOTAL CORPORATE BONDS
                    (IDENTIFIED COST
                    $11,962,267)                       11,848,041
                    COLLATERALIZED MORTGAGE
                    OBLIGATIONS--22.5% 1
      399,615       2, 3 Bayview Financial Acquisition Trust 1998-1, Class M23,
                    6.614%,

                    5/25/2029                             367,398

      465,571       2, 3 Bayview Financial Acquisition Trust 1998-1, Class MII,
                    7.383%,

                    5/25/2029                             427,236

      708,884       Bear Stearns Mortgage
                    Securities, Inc. 1996-8,
                    Class B3, 8.00%,

                    11/25/2027                            698,066
      164,826  2, 3 C-BASS ABS, LLC Series
                    1997-1, Class A-1, 4.699%,
                    2/1/2017                              164,826

      127,492       C-BASS ABS, LLC Series
                    1998-3, Class AF, 6.50%,

                    1/25/2033                             122,871
    1,587,500    2  C-BASS ABS, LLC Series
                    1999-3, Class B1, 7.312%,
                    2/3/2029                            1,296,289

       29,648       Countrywide Home Loans
                    1997-5, Class A-3, 7.50%,

                    9/25/2027                              29,517

      383,787       Countrywide Home Loans
                    1997-6, Class A1, 6.75%,

                    11/25/2027                            383,234

      405,000       Federal National Mortgage
                    Association, Series 1993-
                    32, Class H, 6.00%,

                    3/25/2023                             374,127

      827,473       GE Capital Mortgage
                    Services, Inc. 1994-27,

                    Class A3, 6.50%, 7/25/2024            826,869
       92,419  2, 3 GE Capital Mortgage
                    Services, Inc. 1994-3,

                    Class B4, 6.50%, 1/25/2024             59,610
      296,193       GE Capital Mortgage
                    Services, Inc. 1996-3,

                    Class A1, 7.00%, 3/25/2026            295,968
      377,079       GE Capital Mortgage
                    Services, Inc. 1998-11,
                    Class 1A1, 6.75%,

                    6/25/2028                             377,231

PRINCIPAL
AMOUNT

OR SHARES                                                  VALUE

                    COLLATERALIZED MORTGAGE
                    OBLIGATIONS--continued 1

 $  1,500,000       GE Capital Mortgage
                    Services, Inc. 1998-3,

                    Class A4, 6.25%, 1/25/2028      $   1,496,250
      971,131       Headlands Mortgage
                    Securities Inc. 1997-3,

                    Class B3, 7.75%, 3/25/2027            917,549
      519,000       Homeside Mortgage
                    Securities, Inc. 1998-1,

                    Class A2, 6.75%, 2/25/2028            499,365
      100,000  2, 3 K Mart CMBS Financing, Inc
                    Series 1997-1, Class D,

                    6.471%, 3/1/2007                      100,015

      900,000  2, 3 Mellon Residential Funding
                    Corp. 1998-TBC1, Class B4,

                    6.589%, 10/25/2028                    672,750

    1,258,000 2, 3  Mellon Residential Funding
                    Corp. 1999-TBC1, Class B4,

                    6.429%, 1/25/2029                     923,058

      250,000  2, 3 Nomura Depositor Trust
                    Commercial Mortgage Pass-
                    Thru 1998-ST I, Class A-3,

                    6.178%, 1/15/2003                     244,648

      500,000  2, 3 Nomura Depositor Trust
                    Commercial Mortgage Pass-
                    Thru 1998-ST I, Class A-5,

                    6.508%, 1/15/2003                     467,655

      629,858       Resecuritization Mortgage
                    Trust 1998-A, Class B3,

                    7.881%, 10/26/2023                    533,609

    1,000,000       Residential Accredit
                    Loans, Inc 1997-QS12,
                    Class A6, 7.25%,

                    11/25/2027                          1,003,360

      340,487       Residential Asset
                    Securitization Trust 1997-
                    A2, Class A3, 9.00%,

                    4/25/2027                             342,309

    1,000,000       Residential Asset
                    Securitization Trust 1997-
                    A7, Class A5, 7.50%,

                    9/25/2027                           1,004,270

      441,450       Residential Asset
                    Securitization Trust 1998-
                    A12, Class A1, 6.75%,

                    11/25/2028                            438,744

      892,477       Residential Funding
                    Mortgage Securities I
                    1994-S13, Class M1, 7.00%,

                    5/25/2024                             874,877

    1,000,000       Salomon Brothers Mortgage
                    Sec. VII 1999-3, Class M3,

                    8.589%, 5/25/2029                     988,750

      192,253     2 SMFC Trust Asset-Backed
                    Certificates, Series 1997-
                    A, Class 4, 7.719%,

                    1/28/2025                             163,474

      963,613       Structured Asset
                    Securities Corp. 1999-
                    ALS2, Class A2, 6.75%,

                    7/25/2029                             942,984

                    TOTAL COLLATERALIZED
                    MORTGAGE OBLIGATIONS
                    (IDENTIFIED

                    COST $17,357,894)                  17,036,909
                    PREFERRED STOCKS--0.3%

                    STEEL--0.3%
       10,000       USX Capital LLC, Pfd.,

                    8.75%, Series A

                    (identified cost $254,375)            245,625
                    GOVERNMENT AGENCIES--1.7% 1
                    GOVERNMENT AGENCY--1.7%

 $    500,000       Federal Home Loan Bank
                    System, Sr. Note, 5.80%,

                    9/2/2008                              471,275

      301,804       Government National
                    Mortgage Association ARM

                    8902, 30 Year, 1/20/2022              304,949
      187,797       Government National
                    Mortgage Association, Pool
                    423843, 8.50%, 8/15/2026              195,309

      301,932       Government National
                    Mortgage Association, Pool

                    780360, 11.00%, 9/15/2015             332,786

                    TOTAL GOVERNMENT AGENCIES
                    (IDENTIFIED COST

                    $1,350,479)                         1,304,319
PRINCIPAL
AMOUNT

OR SHARES                                                   VALUE

                    FOREIGN

                    GOVERNMENT/AGENCIES--1.4%

                    GOVERNMENT AGENCY--0.3%
 $    830,250       Brazil, Government of,

                    IDU, 6.063%, 1/1/2001           $     806,380
                    SOVEREIGN--1.1%
      200,000       Korea Development Bank,

                    Bond, 7.125%, 9/17/2001               199,178

                    TOTAL FOREIGN

                    GOVERNMENT/AGENCIES

                    (IDENTIFIED COST $950,258)          1,005,558
                    U.S. TREASURY--5.7%

    1,122,000       United States Treasury

                    Note, 4.75%, 2/15/2004              1,076,368
      250,000       United States Treasury
                    Note, 5.375%, 6/30/2003               246,397
      500,000       United States Treasury
                    Note, 5.625%, 5/15/2001               499,955
    1,000,000       United States Treasury
                    Note, 5.75%, 11/15/2000             1,002,720
    1,400,000       United States Treasury
                    Note, 7.50%, 11/15/2001             1,450,470
                    TOTAL U.S. TREASURY

                    (IDENTIFIED COST

                    $4,302,024)                         4,275,910
                    MUTUAL FUND--2.6%

      222,868       The High Yield Bond
                    Portfolio (identified cost

                    $2,040,792)                         1,950,097
                    REPURCHASE AGREEMENT--3.1%
                    4

    2,360,000       ABN AMRO, Inc., 5.45%,
                    dated 9/30/1999, due
                    10/1/1999 (at amortized

                    cost)                               2,360,000

                    TOTAL INVESTMENTS
                    (IDENTIFIED COST

                    $76,229,664) 5                   $ 75,294,545

1 Because of monthly principal payments, the average lives of the Asset- Backed Securities, Collateralized Mortgage Obligations and certain Government Agency Securities are less than the indicated periods.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At September 30,1999, these securities amounted to $7,317,374 which represents 9.7% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $5,262,151 which represents 7.0% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Board of Directors.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $76,230,028. The net unrealized depreciation of investments on a federal tax basis amounts to $(935,483) which is comprised of $170,312 appreciation and $1,105,795 depreciation at September 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($75,568,498) at September 30, 1999.



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities


SEPTEMBER 30, 1999


ASSETS:
Total investments in
securities, at value
(identified cost
$76,229,664 and tax
cost $76,230,028)                            $ 75,294,545
Income receivable                                 693,207
Receivable for shares sold                          6,616
TOTAL ASSETS                                   75,994,368
LIABILITIES:

Payable for shares

redeemed                      $   77,167
Income distribution
payable                          336,167
Accrued expenses                  12,536
TOTAL LIABILITIES                                 425,870
Net assets for 7,648,866
shares outstanding                           $ 75,568,498
NET ASSETS CONSIST OF:

Paid in capital $ 77,044,265 Net unrealized depreciation of investments
(935,119) Accumulated net realized loss on investments (573,723) Undistributed net investment income 33,075 TOTAL NET ASSETS $ 75,568,498 NET ASSET VALUE,
OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE INSTITUTIONAL SHARES:
$66,819,860 / 6,763,278 shares outstanding $9.88 INSTITUTIONAL SERVICE SHARES:
$8,748,638 / 885,588 shares outstanding $9.88               See Notes which are
an integral part of the Financial Statements

Statement of Operations



YEAR ENDED SEPTEMBER 30, 1999


INVESTMENT INCOME:
Dividends                                                         $     79,591
Interest                                                             3,722,599
TOTAL INCOME                                                         3,802,190
EXPENSES:

Investment advisory fee                          $  224,110
Administrative personnel
and services fee                                    157,308
Custodian fees                                        6,046
Transfer and dividend
disbursing agent fees and
expenses                                             36,187
Directors'/Trustees' fees                             3,696
Auditing fees                                        12,679
Legal fees                                            5,573
Portfolio accounting fees                            58,557
Distribution services fee--
Institutional Service
Shares                                               27,473
Shareholder services fee--
Institutional Shares                                112,597
Shareholder services fee--
Institutional Service
Shares                                               27,473
Share registration costs                             25,635
Printing and postage                                 25,562
Insurance premiums                                    1,312
Taxes                                                 6,388
Miscellaneous                                         2,945
TOTAL EXPENSES                                      733,541
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                    $  (224,110)
Waiver of distribution
services fee--Institutional
Service Shares                      (21,978)
Waiver of shareholder
services fee--Institutional
Shares                             (112,597)
Reimbursement of other
operating expenses                 (146,293)
TOTAL WAIVERS AND
REIMBURSEMENTS                                     (504,978)
Net expenses                                                           228,563
Net investment income                                                3,573,627
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on
investments                                                           (558,411)
Net change in unrealized
depreciation of
investments                                                         (1,379,505)
Net realized and
unrealized loss on
investments                                                         (1,937,916)
Change in net assets
resulting from operations                                         $  1,635,711

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED SEPTEMBER 30                  1999              1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $   3,573,627       $   1,424,328
Net realized loss on
investments ($2,474 and
($21,213), respectively,
as computed for federal tax

purposes)                             (558,411)            (25,503)
Net change in unrealized

appreciation
(depreciation) of

investments                         (1,379,505)            385,862
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            1,635,711           1,784,687
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (2,875,443)         (1,028,007)
Institutional Service
Shares                                (659,954)           (406,658)
Distributions from net
realized gains on
investments
Institutional Shares                        --             (13,500)
Institutional Service
Shares                                      --              (4,805)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (3,535,397)         (1,452,970)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              62,007,341          37,046,762
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 674,646             229,582
Cost of shares redeemed            (27,337,842)         (5,797,404)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        35,344,145          31,478,940
Change in net assets                33,444,459          31,810,657
NET ASSETS:

Beginning of period                 42,124,039          10,313,382
End of period (including
undistributed net
investment income of
$33,075 for the year ended
September 30, 1999)              $  75,568,498       $  42,124,039


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements


SEPTEMBER 30, 1999

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With repect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securites quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The following reclassifications have been made to the financial statements:

       INCREASE (DECREASE)

UNDISTRIBUTED

NET INVESTMENT
INCOME           PAID IN CAPITAL
$(462)                      $462

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the fund's understanding of the applicable country's tax rules and rates.

At September 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $3,491, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2006                         $3,491

Additionally, the Fund's capital losses of $569,868 attributable to security transactions incurred after October 31, 1998, were treated as arising on October 1, 1999, the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at September 30, 1999 is as follows:


                                ACQUISITION    ACQUISITION

SECURITY                        DATE           COST
Banco Nacional de Mexico        1/9/1997        $   123,186
C-BASS ABS, LLC Series 1999-3   7/9/1999          1,299,518
NC FINANCE TRUST 199-1          2/23/1999           479,991
SMFC TRUST                      2/4/1998            175,656


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At September 30, 1999, par value shares ($0.001 per share) authorized were as follows:


                        NUMBER OF PAR VALUE

CLASS NAME              CAPITAL STOCK AUTHORIZED
Institutional           1,000,000,000
Institutional Service   1,000,000,000
TOTAL                   2,000,000,000


Transactions in capital stock were as follows:


YEAR ENDED SEPTEMBER 30                        1999                           1998
INSTITUTIONAL SHARES:            SHARES              AMOUNT       SHARES              AMOUNT
Shares sold                    5,262,382       $  52,646,943     2,568,633       $ 26,072,998
Shares issued to
shareholders in payment of
distributions declared            40,839             408,205        13,782            140,038
Shares redeemed               (1,494,996)        (14,918,969)     (376,449)        (3,821,931)
NET CHANGE RESULTING FROM
INSTITUTIONAL SHARE

TRANSACTIONS                   3,808,225       $  38,136,179     2,205,966       $ 22,391,105


YEAR ENDED SEPTEMBER 30                       1999                             1998
INSTITUTIONAL SERVICE
SHARES:                           SHARES            AMOUNT         SHARES             AMOUNT
Shares sold                      933,821       $   9,360,398     1,080,982       $ 10,973,764
Shares issued to
shareholders in payment of
distributions declared            26,571             266,441         8,803             89,544
Shares redeemed               (1,238,993)        (12,418,873)     (194,467)        (1,975,473)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS              (278,601)      $  (2,792,034)      895,318       $  9,087,835
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             3,529,624       $  35,344,145     3,101,284       $ 31,478,940

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1999, were as follows:

Purchases   $   65,166,163
Sales       $   28,126,445

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Board of Directors, upon the recommendation of the Audit Committee of the Board of Directors, requested and subsequently accepted the resignation of Ernst & Young LLP ("E&Y") as the Fund's independent auditors. E&Y's reports on the Fund's financial statements for the fiscal years ended September 30, 1997 and September 30, 1998, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Directors, upon the recommendation of the Audit Committee of the Board, has engaged Deloitte & Touche LLP ("D&T") as the independent auditors to audit the Fund's financial statements for the fiscal year ended September 30, 1999. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, neither the Fund nor anyone on its behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).



Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.

AND SHAREHOLDERS OF THE INSTITUTIONAL SERVICE SHARES OF
FEDERATED LIMITED DURATION FUND:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Limited Duration Fund (the "Fund") as of September 30, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1998 and financial highlights for the years ended September 30, 1998 and 1997 were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Limited Duration Fund as of September 30, 1999, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
November 12, 1999



[Graphic]
Federated

World-Class Investment Manager

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SERVICE SHARES

PROSPECTUS


NOVEMBER 30, 1999

A Statement of Additional Information (SAI) dated November 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying charges. [Graphic] Federated Federated Limited Duration Fund Federated Investors Funds 5800 Corporate Drive Pittsburgh, PA 15237-7000 1-800-341-7400
WWW.FEDERATEDINVESTORS.COM Federated Securities Corp., Distributor
Investment Company Act File No. 811-7115

Cusip 31428Q309

G01744-02-SS (11/99)


[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated Limited Duration Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Limited Duration Fund-Institutional Shares and Institutional Service Shares (Fund), dated November 30, 1999. Obtain the prospectuses and the Annual Report's Management Discussion and Analysis without charge by calling 1-

800-341-7400.



NOVEMBER 30, 1999

[Graphic]
Federated

World-Class Investment Manager
Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor


G01744-03 (11/99)



[Graphic]

CONTENTS



How is the Fund Organized?  1
Securities in Which the Fund Invests  1
What Do Shares Cost?  10
How is the Fund Sold?  10
Subaccounting Services  10
Redemption in Kind  11
Account and Share Information  11
Tax Information  11
Who Manages and Provides Services to the Fund?  12
How Does the Fund Measure Performance?  15
Who is Federated Investors, Inc.?  16
Investment Ratings  18
Addresses  20


How is the Fund Organized?

The Fund is a diversified portfolio of Federated Total Return Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 11, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. The Corporation changed its name from Insight Institutional Series, Inc. to Federated Total Return Series, Inc. on March 21, 1995. The Fund changed its name from Federated Total Return Limited Duration Fund to Federated Limited Duration Fund on May 14, 1997.



The Board of Directors (the "Board") has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages. The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in- kind or PIK securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks. The Fund may invest more than 10% in foreign securities.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity risks.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell financial and foreign currency futures contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

* Buy call options on financial and foreign currency futures contracts in anticipation of an increase in the value of the underlying asset;

* Buy put options on portfolio securities, financial and foreign currency futures contracts in anticipation of a decrease in the value of the underlying asset; and

* Buy or write options to close out existing options positions.

The Fund may also write call options on portfolio securities, financial and foreign currency futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may also write put options on financial and foreign currency futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter- fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in the prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

* Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

* If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

LIQUIDITY RISKS

* Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

* OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH COMPLEX CMOS

* CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

CURRENCY RISKS

* Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

* The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS

* The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

* With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

RISKS OF FOREIGN INVESTING

* Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

* Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

* Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

* Dollar relative to other currencies.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

* Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide total return. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

SELLING SHORT OR BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when- issued basis.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).

The above limitations cannot be changed unless authorized by the Board of Directors (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, interest rate swaps, non-negotiable fixed time deposits with maturities over seven days, and certain restricted securities not determined by the Directors to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money, pledge securities or engage in reverse repurchase agreements during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."



DETERMINING MARKET VALUE OF SECURITIES



Market values of the Fund's portfolio securities are determined as follows:

* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.



What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN-INSTITUTIONAL SERVICE SHARES

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of November 12, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co., Inc., San Francisco, CA, 5.70%; Grand Old Co., Zanesville, OH, 7.23%; S&E Trust Company, Oaks, PA, 8.67%; First Mar & Co., Marquette, MI, 9.52%; and JAS & Co., St. Cloud, MN, 31.56%.

As of November 12, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
FTC & Co., Denver, CO, 5.23%; National Investor Services Corp., New York, NY, 7.23%; Donaldson, Lufkin Jenrette Securities Corporation, Inc., Jersey City, NJ, 9.87%; Wells Fargo Bank, Calabasas, CA, 18.93%; and Anbee

& Company, Aurora, IL, 42.63%.



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.



The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of four funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of November 12, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional and Institutional Service Shares.


NAME                                                                    AGGREGATE      TOTAL
BIRTH DATE                                                              COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS            CORPORATION    AND FUND COMPLEX
JOHN F. DONAHUE*#+                       Chief Executive Officer                  $0   $0 for the Corporation
Birth Date: July 28, 1924                and Director or Trustee of                    and 54 other investment
Federated Investors Tower                the Federated Fund                            companies in the
1001 Liberty Avenue                      Complex; Chairman and                         Fund Complex
Pittsburgh, PA                           Director, Federated
CHARIMAN AND DIRECTOR                    Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling, and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of            $1,087.15   $113,860.22 for the
Birth Date: February 3, 1934             the Federated Fund                            Corporation and 54 other
15 Old Timber Trail                      Complex; Director, Member                     investment companies
Pittsburgh, PA                           of Executive Committee,                       in the Fund Complex
DIRECTOR                                 Children's Hospital of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director, MED
                                         3000 Group, Inc.
                                         (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the        $1,196.04   $125,264.48 for the
Birth Date: June 23, 1937                Federated Fund Complex;                       Corporation and 54 other
Wood/Commercial Dept.                    President, Investment                         investment companies
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       in the Fund Complex

3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood and
DIRECTOR                                 Associates, Inc.,

                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of the        $1,087.15   $47,958.02 for the
Birth Date: September 3, 1939            Federated Fund Complex;                       Corporation and 29 other
175 Woodshire Drive                      formerly: Partner,                            investment companies
Pittsburgh, PA                           Andersen Worldwide SC.                        in the Fund Complex
DIRECTOR

JOHN F. CUNNINGHAM                       Director or Trustee of some         $570.74   $0 for the Corporation
Birth Date: March 5, 1943                of the Federated Fund                         and 46 other investment
353 El Brillo Way                        Complex; Chairman,                            companies in the
Palm Beach, FL                           President and Chief                           Fund Complex
DIRECTOR                                 Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting) ; Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director, Redgate
                                         Communications and EMC
                                         Corporation (computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.
J. CHRISTOPHER DONAHUE*+                 President or Executive                   $0   $0 for the Corporation
Birth Date: April 11, 1949               Vice President of the                         and 16 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Director or Trustee of some                   Fund Complex
Pittsburgh, PA                           of the Funds in the
EXECUTIVE VICE PRESIDENT                 Federated Fund Complex;
AND DIRECTOR                             President, Chief Executive
                                         Officer and Director, Federated
                                         Investors, Inc.; President and Trustee,
                                         Federated Investment Management
                                         Company; President and Trustee,
                                         Federated Investment Counseling;
                                         President and Director, Federated
                                         Global Investment Management Corp.;
                                         President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services
                                         Company; Director, Federated Services
                                         Company.

LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the        $1,087.15   $113,860.22 for the
Birth Date: October 11, 1932             Federated Fund Complex                        Corporation and 54 other
3471 Fifth Avenue                        Professor of Medicine,                        investment companies
Suite 1111                               University of Pittsburgh;                     in the Fund Complex
Pittsburgh, PA                           Medical Director,
DIRECTOR                                 University of Pittsburgh

                                         Medical Center - Downtown;
                                         Hematologist, Oncologist, and
                                         Internist, University of Pittsburgh
                                         Medical Center; Member, National Board
                                         of Trustees, Leukemia Society of
                                         America.


NAME                                                                    AGGREGATE      TOTAL
BIRTH DATE                                                              COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS            CORPORATION    AND FUND COMPLEX
PETER E. MADDEN                          Director or Trustee of the          $989.03   $113,860.22 for the
Birth Date: March 16, 1942               Federated Fund Complex;                       Corporation and 54 other
One Royal Palm Way                       formerly: Representative,                     investment companies
100 Royal Palm Way                       Commonwealth of                               in the Fund Complex
Palm Beach, FL                           Massachusetts General
DIRECTOR                                 Court; President, State
                                         Street Bank and Trust
                                         Company and State
                                         Street Corporation.
                                         Previous Positions:
                                         Director, VISA USA and VISA
                                         International; Chairman
                                         and Director,
                                         Massachusetts Bankers
                                         Association; Director,
                                         Depository Trust
                                         Corporation; Director, The
                                         Boston Stock Exchange.

CHARLES F. MANSFIELD, JR.                Director or Trustee of some         $600.16   $0 for the Corporation
Birth Date: April 10, 1945               of the Federated Fund                         and 50 other investment
80 South Road                            Complex; Management                           companies in the
Westhampton Beach, NY                    Consultant.                                   Fund Complex
DIRECTOR                                 Previous Positions: Chief
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of            $1,171.83   $113,860.22 for the
Birth Date: December 20, 1932            the Federated Fund                            Corporation and 54
President, Duquesne University           Complex; President, Law                       other investment companies
Pittsburgh, PA                           Professor, Duquesne                           in the Fund Complex
DIRECTOR                                 University; Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law,
                                         Villanova University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the        $1,087.15   $113,860.22 for the
Birth Date: June 21, 1935                Federated Fund Complex;                       Corporation and 54 other
4905 Bayard Street                       Public Relations/                             investment companies
Pittsburgh, PA                           Marketing/Conference                          in the Fund Complex
DIRECTOR                                 Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

JOHN S. WALSH                            Director or Trustee of some         $570.74   $0 for the Corporation
Birth Date: November 28, 1957            of the Federated Fund                         and 48 other investment
2007 Sherwood Drive                      Complex; President and                        companies in the
Valparaiso, IN                           Director, Heat Wagon, Inc.                    Fund Complex
DIRECTOR                                 (manufacturer of
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products, Inc.
                                         (distributor of portable
                                         construction heaters);
                                         President, Portable Heater
                                         Parts, a division of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway
                                         contractor); formerly:
                                         Vice President, Walsh &
                                         Kelly, Inc.

GLEN R. JOHNSON                          Staff member, Federated                  $0   $0 for the Corporation
Birth Date: May 2, 1929                  Securities Corp.                              and 8 other investment
Federated Investors Tower                                                              companies in the
1001 Liberty Avenue                                                                    Fund Complex
Pittsburgh, PA

PRESIDENT

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the Corporation
Birth Date: October 22, 1930             of the Funds in the                           and 1 other investment
Federated Investors Tower                Federated Fund Complex;                       company in the
1001 Liberty Avenue                      President, Executive Vice                     Fund Complex
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company, Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the Corporation
Birth Date: October 26, 1938             and Secretary of the                          and 54 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Executive Vice President,                     Fund Complex

Pittsburgh, PA                           Secretary, and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;
AND SECRETARY                            Trustee, Federated

                                         Investment Management Company and
                                         Federated Investment Counseling;
                                         Director, Federated Global Investment
                                         Management Corp., Federated Services
                                         Company and Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the Corporation
Birth Date: June 17, 1954                Fund Complex; Vice                            and 54 other investment
Federated Investors Tower                President - Funds                             companies in the
1001 Liberty Avenue                      Financial Services                            Fund Complex
Pittsburgh, PA                           Division, Federated

TREASURER                                Investors, Inc.; formerly:
                                         various management
                                         positions within Funds
                                         Financial Services
                                         Division of Federated
                                         Investors, Inc.


NAME                                                                    AGGREGATE      TOTAL
BIRTH DATE                                                              COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS            CORPORATION    AND FUND COMPLEX
WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the Corporation
Birth Date: March 3, 1949                of this Fund and various                      and 41 other investment
Federated Investors Tower                other Funds in the                            companies in the
1001 Liberty Avenue                      Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated Investment

                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

JOSEPH M. BALESTRINO                     Joseph M. Balestrino is                  $0   $0 for the Corporation
Birth Date: November 3, 1954             Vice President of the                         and 3 other investment
Federated Investors Tower                Corporation.                                  companies in the
1001 Liberty Avenue                      Mr. Balestrino joined                         Fund Complex
Pittsburgh, PA                           Federated in 1986 and has
VICE PRESIDENT                           been a Senior Portfolio
                                         Manager and Senior Vice
                                         President of the Fund's
                                         Adviser since 1998. He was
                                         a Portfolio Manager and a
                                         Vice President of the
                                         Fund's Adviser from 1995 to
                                         1998. Mr. Balestrino
                                         served as a Portfolio
                                         Manager and an Assistant
                                         Vice President of the
                                         Adviser from 1993 to 1995.
                                         Mr. Balestrino is a
                                         Chartered Financial
                                         Analyst and received his
                                         Master's Degree in Urban
                                         and Regional Planning from
                                         the University of
                                         Pittsburgh.




* An asterisk denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.



++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Directors on April 1, 1999.They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



On September 30, 1999, the Fund owned securities of the following regular broker/dealers: Donaldson, Lufkin and Jenrette Securities Corporation, Inc. with a market value of $977,160 and Lehman Brothers Holdings, Inc.

with a market value of $939,977.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


                             AVERAGE AGGREGATE DAILY NET ASSETS

MAXIMUM ADMINISTRATIVE FEE OF THE FEDERATED FUNDS         0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million 0.100 of 1% on the next
$250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED

SEPTEMBER 30                             1999        1998        1997
Advisory Fee Earned                  $224,110   $  91,284   $  24,589
Advisory Fee Reduction                224,110      91,284      22,579
Brokerage Commissions                       0           0           0
Administrative Fee                    157,308     155,001     155,000
12B-1 FEE

Institutional Service Shares           27,473           -           -
SHAREHOLDER SERVICES FEE

Institutional Shares                  112,597           -           -
Institutional Service Shares           27,473           -           -


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year and Start of Performance periods ended September 30, 1999.

Yield are given for the 30-day period ended September 30, 1999.


                                30-DAY              START OF PERFORMANCE ON

SHARE CLASS                     PERIOD     1 YEAR   SEPTEMBER 30, 1996
INSTITUTIONAL SHARES:

Total Return                    NA         2.88%    6.30%
Yield                           6.70%      NA       NA


                                30-DAY              START OF PERFORMANCE ON
                                PERIOD     1 YEAR   SEPTEMBER 30, 1996

INSTITUTIONAL SERVICE SHARES:
Total Return                    NA         2.57%    6.03%
Yield                           6.39%      NA       NA




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX



Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.



MERRILL LYNCH 1-3 YEAR CORPORATE INDEX



Merrill Lynch 1-3 Year Corporate Index is a market capitalization weighted index including fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Both interest and price return are calculated daily based on an accrued schedule and trader pricing. Quality range is BBB3-AAA. Maturities for all bonds are more than one year and less than three years. Yankees, Canadians, and all Structured Notes are excluded.



LEHMAN BROTHERS HIGH YIELD INDEX



Lehman Brothers High Yield Index covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.



LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "Short Intermediate Grade Bond Funds" category in advertising and sales literature.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED LIMITED DURATION FUND

Institutional Shares

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS



Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116


PROSPECTUS

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES

A mutual fund seeking to provide total return by investing at least 65% of its assets in a diversified portfolio of mortgage backed securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOVEMBER 30, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  5

What are the Specific Risks of Investing in the Fund?  10

What Do Shares Cost?  12

How is the Fund Sold?  12

How to Purchase Shares  12

How to Redeem Shares  13

Account and Share Information  15

Who Manages the Fund?  16

Financial Information  17

Independent Auditors' Report  29

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income received from its portfolio of securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the Adviser, benefit from anticipated changes in economic and market conditions. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing at least 65% of its assets in governmental and non-governmental investment grade, mortgage backed securities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.



* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

* CREDIT RISK. It is possible that issuers of non-governmental mortgage backed securities in which the Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund losing money.

* LIQUIDITY RISK. The non-governmental mortgage backed securities and complex CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS ASSOCIATED WITH COMPLEX CMOS. The Fund invests in a form of mortgage backed securities known as collateral mortgage obligations (CMOs), some of which have complex terms which make them subject to greater interest rate, prepayment and liquidity risks than other mortgage backed securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix

The bar chart shows the variability of the Fund's Institutional Shares total return on a calendar year-end basis.

The Fund's Institutional Shares are not subject to a sales charge (load). The total return displayed above is based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 1999 was 1.41%.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 2.23% (quarter ended September 30, 1998). Its lowest quarterly return was 1.58% (quarter ended June 30, 1998).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Shares Average Annual Total Return for the calendar period ended December 31, 1998. The table shows the Fund's Institutional Shares total returns averaged over the year relative to the Lehman Brothers Mortgage-Backed Securities Index (LBMBSI), a broad-based market index, and the Lipper U.S. Mortgage Fund Category (LUSMFC), an average of funds with similar objectives. The LBMBSI is composed of all fixed rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



CALENDAR PERIOD          FUND    LBMBSI   LUSMFC
1 Year                   7.58%   6.96%    6.17%
Start of Performance 1   9.67%   8.62%    8.10%


1 The Fund's Institutional Shares start of performance date was May 31, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FEDERATED MORTGAGE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.



SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                                                               None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reimbursements) 1 Expenses
That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses 4                                                                     3.30%
Total Annual Fund
Operating Expenses                                                                   3.95%
1 Although not contractually obligated to do so, the adviser and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
September 30, 1999.
 Total Waivers and Reimbursements of Fund Expenses                                   3.65%
 Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)      0.30%

2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 1999. 3
The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Shares
(after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 1999. 4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after voluntary reimbursement) was 0.30% for the fiscal year ended September 30, 1999.


EXAMPLE



This example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year   $    397
3 Years  $  1,204
5 Years  $  2,028
10 Years $  4,164




What are the Fund's Investment Strategies?



The Fund invests primarily in a portfolio of U.S. government and non-government investment grade, mortgage backed securities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.



Mortgage backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan (or asset backed loan) by the homeowner (or borrower). One important reason for prepayments is changes in market interest rates from the time of loan origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage and asset backed securities while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans, the prior prepayment history of the loans and the federal agencies or private entities that back the loans. The Adviser attempts to assess the relative returns and risks of mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of loans underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter duration based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* changes in the supply of or demand for U.S. government securities.

The Adviser may use options and futures as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from changes in interest rates. There is no assurance that the Adviser's efforts to forecast market interest rates, assess the impact of market interest rates on particular securities or hedge its portfolio through the use of options and futures will be successful.

The Adviser may use collateralized mortgage obligations (CMOs) to reduce prepayment risk. In addition, the Adviser may use combinations of CMOs and other mortgage backed securities to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates. The Adviser may also attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage and asset backed securities in order to increase the Fund's return, and may engage in dollar roll transactions for their potential to enhance income.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

PORTFOLIO TURNOVER

Prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstance; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified fixed rate. The rate may be a fixed percentage of principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests:

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage security depend upon the performance of the underlying pool of mortgages, which no one can predict and which will vary among pools. The Fund will invest only in CMOs that are rated A or better by a nationally recognized rating service.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

NON-GOVERNMENTAL MORTGAGE BACKED SECURITIES

Non-governmental mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating agency.

MORTGAGE RELATED ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than first mortgages. Most asset backed securities involve consumer or commercial debts. The Fund will purchase only mortgage related asset backed securities such as home equity loans, secured mortgages and manufactured housing obligations. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy/sell the following type of futures contracts: financial futures contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

* Buy put options on portfolio securities and financial futures contracts in anticipation of a decrease in the value of the underlying asset;

* Buy or write options to close out existing options positions; and

* The Fund may also write call options on portfolio securities and financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

SWAPS



Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:



INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to interest rate changes in the interest paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default (fail to pay interest and principal when due). If an issuer defaults, the Fund may lose money.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price or yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.

Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable weighted average life (the spread). An increase in the spread will cause the price of the security to decline. Spreads may generally increase in response to adverse economic or market conditions.

LIQUIDITY RISKS

Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.



The required minimum initial investment for Fund Shares is $100,000. An account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341- 7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity or individuals, directly or through investment professionals.



The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

KATHLEEN M. FOODY-MALUS

Kathleen M. Foody-Malus has been the Fund's portfolio manager since inception. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in
Accounting/Finance from the University of Pittsburgh.

EDWARD J. TIEDGE

Edward J. Tiedge has been the Fund's portfolio manager since inception.
Mr. Tiedge joined Federated in 1993 as a Senior Analyst and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1996. He served as Portfolio Manager and an Assistant Vice President of the Fund's Adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on Page 29.



YEAR ENDED SEPTEMBER 30       1999 1        1998       1997 2
NET ASSET VALUE, BEGINNING

OF PERIOD                      $10.11       $10.26     $10.00
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.67         0.95       0.25
Net realized and
unrealized gain (loss) on
investments                     (0.35)       (0.15)      0.26
TOTAL FROM INVESTMENT

OPERATIONS                       0.32         0.80       0.51
LESS DISTRIBUTIONS:

Distributions from net

investment income               (0.66)       (0.95)     (0.25)
NET ASSET VALUE, END OF

PERIOD                        $  9.77       $10.11     $10.26
TOTAL RETURN 3                   3.20%        8.25%      5.12%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                       3.95%        7.48%     12.25% 5
Net investment income
(loss) 4                         2.98%        2.20%     (4.88%) 5
Expenses (after waivers
and reimbursements)              0.30%        0.26%      0.00% 5
Net investment income
(after waivers and
reimbursements)                  6.63%        9.42%      7.37% 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $17,049       $5,224     $5,145
Portfolio turnover                150%         147%         9%


1 For the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

2 Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

SEPTEMBER 30, 1999



PRINCIPAL

AMOUNT                                           VALUE

                 ASSET-BACKED SECURITIES-
                 6.7%
                 HOME EQUITY LOANS -6.7%

  $     49,004   Green Tree Home Equity Loan
                 Trust 99, Class B2A,

                 7.440%, 2/15/2029                $     48,912
       200,000   Mellon Bank Home Equity
                 Installment Loan 98-1,

                 6.950%, 3/25/2015                     191,664

    12,498,115   New Century Home Equity
                 Loan Trust 99, Class C3,
                 1.935%, (Interest Only)

                 6/25/2002                             595,660

     7,000,000   Salomon Brothers Mortgage
                 Sec. VII-4, 2.547%,

                 (Interest Only), 4/15/2028            350,000

                 TOTAL ASSET-BACKED
                 SECURITIES (IDENTIFIED

                 COST $1,257,809)                    1,186,236
                 LONG-TERM OBLIGATIONS-

                 92.9%

                 FEDERAL HOME LOAN MORTGAGE

                 CORPORATION-18.8%

     1,785,125   6.500%, 9/1/2028                    1,713,720
       557,565   7.000%, 6/1/2028                      548,332
     1,038,265   7.500%, 2/1/2027                    1,043,456
                 TOTAL                               3,305,508
                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION-DEBENTURE-4.3%

       800,000   5.750%, 3/15/2009                     748,464
                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION REMIC-8.3%

       250,000   Series 2031-BO, (Principal
                 Only), 2/20/2028                      185,922
       660,021   Series 197-PO, (Principal
                 Only), 4/1/2028                       411,279
     2,643,541   Series 2139-IO, 6.500%,
                 (Interest Only),

                 10/15/2026                            661,705
       265,178   Series 2030-PE, 7.000%,
                 (Interest Only), 2/15/2028            100,768
       325,000   Series 2081-ED, 7.500%,
                 (Interest Only), 8/15/2028            102,476
                 TOTAL                               1,462,150

                 FEDERAL NATIONAL MORTGAGE

                 ASSOCIATION-30.2%
     2,023,431   6.000%, 6/1/2014 -

                 7/1/2029                            1,894,814
     1,159,000   6.500%, 9/1/2029                    1,111,551
     1,780,012 1 7.000%, 4/1/2029 -

                 10/1/2029                           1,749,414
       100,000 1 7.500%, 10/1/2029                     100,312
       445,293   8.000%, 12/1/2026                     454,618
                 TOTAL                               5,310,709

                 FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION REMIC-2.6%

       462,509   FNGT, Series 99-T2-A1,

                 7.50%,1/19/2039                       462,583

PRINCIPAL

AMOUNT                                           VALUE

                 LONG-TERM OBLIGATIONS-

                 continued

                 GOVERNMENT NATIONAL
                 MORTGAGE ASSOCIATION-27.9%

 $     967,562   6.000%, 11/15/2028 -
                 5/15/2029                       $     898,148
     1,857,015   6.500%, 5/15/2024 -
                 4/15/2029                           1,784,918
     2,246,312   7.000%, 9/15/2028 -
                 6/15/2029                           2,204,193
                 TOTAL                               4,887,259

                 GOVERNMENT NATIONAL

                 MORTGAGE ASSOCIATION

                 REMIC-0.8%
       200,000   Series 97-17-PO,

                 (Principal Only),

                 12/20/2027                            148,738

                 TOTAL LONG-TERM
                 OBLIGATIONS (IDENTIFIED

                 COST $16,493,336)                  16,325,411
                 REPURCHASE AGREEMENTS-5.2%

                 2

       205,000   ABN AMRO, Inc., 5.450%,
                 dated 9/30/1999, due

                 10/1/1999                             205,000

       250,000 3 Credit Suisse First
                 Boston, Inc., 5.260%,
                 dated 9/13/1999, due

                 10/14/1999                            250,000
       450,000 3 J.P. Morgan & Co., Inc.,
                 5.260%, dated 9/9/1999,

                 due 10/14/1999                        450,000

                 TOTAL REPURCHASE
                 AGREEMENTS (AT AMORTIZED

                 COST)                                 905,000

                 TOTAL INVESTMENTS
                 (IDENTIFIED COST

                 $18,656,145) 4                   $ 18,416,647


1 Indicates securities subject to dollar roll transactions.

2 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 The cost of investments for federal tax purposes amounts to $18,656,145. The net unrealized depreciation of investments on a federal tax basis amounts to $239,498 which is comprised of $173,567 appreciation and $413,065 depreciation at September 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($17,578,078) at September 30, 1999.

The following acronym is used throughout this portfolio:

REMIC -Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

SEPTEMBER 30, 1999



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$18,656,145)                                 $ 18,416,647
Income receivable                                  83,203
Receivable for shares sold                          1,000
TOTAL ASSETS                                   18,500,850
LIABILITIES:

Payable for investments
purchased                      $ 100,302
Payable for shares
redeemed                          18,067
Income distribution
payable                           87,401
Payable for dollar roll
transactions                     686,535
Accrued expenses                  30,467
TOTAL LIABILITIES                                 922,772
Net assets for 1,799,130
shares outstanding                           $ 17,578,078
NET ASSETS CONSIST OF:

Paid in capital                              $ 17,840,741
Net unrealized
depreciation of
investments 1                                    (239,498)
Accumulated net realized
loss on investments                               (23,165)
TOTAL NET ASSETS                             $ 17,578,078
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$17,049,410 / 1,745,020

shares outstanding                                  $9.77

INSTITUTIONAL SERVICE

SHARES:

$528,668 / 54,110 shares

outstanding                                         $9.77


1 Includes $84,429 of unrealized appreciation at July 19,1999, related to the tax-free transfer of assets from a Common Trust Fund.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED SEPTEMBER 30, 1999



INVESTMENT INCOME:
Interest (net of dollar
roll expense of $4,747)                                           $  717,374
EXPENSES:

Investment advisory fee                          $   41,413
Administrative personnel
and services fee                                    155,000
Custodian fees                                        3,861
Transfer and dividend
disbursing agent fees and
expenses                                             53,423
Directors'/Trustees' fees                             2,843
Auditing fees                                        12,635
Legal fees                                            3,088
Portfolio accounting fees                            52,420
Distribution services fee-
Institutional Service
Shares                                                  404
Shareholder services fee-
Institutional Shares                                 25,479
Shareholder services fee-
Institutional Service
Shares                                                  404
Share registration costs                             26,595
Printing and postage                                 27,244
Insurance premiums                                    1,445
Taxes                                                 1,012
Miscellaneous                                         1,731
TOTAL EXPENSES                                      408,997
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                    $  (41,413)
Waiver of distribution
services fee-Institutional
Service Shares                        (323)
Waiver of shareholder
services fee-Institutional
Shares                             (25,479)
Reimbursement of other
operating expenses                (310,249)
TOTAL WAIVERS AND
REIMBURSEMENTS                                    (377,464)
Net expenses                                                          31,533
Net investment income                                                685,841
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments                                                           (9,453)
Net change in unrealized
depreciation of
investments                                                         (394,001)
Net realized and
unrealized loss on
investments                                                         (403,454)
Change in net assets
resulting from operations                                         $  282,387


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED SEPTEMBER 30            1999               1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $    685,841       $    488,461
Net realized loss on
investments ($440 and
$(13,712), respectively,
as computed for federal tax

purposes)                              (9,453)            (3,683)
Net change in unrealized
depreciation                         (394,001)           (75,797)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS             282,387            408,981
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                 (669,956)          (488,300)
Institutional Service
Shares                                (10,121)              (161)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (680,077)          (488,461)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             11,435,668          5,156,650
Proceeds from shares
issued in connection with
the tax-free transfer of
assets from a Common Trust
Fund                                3,204,570                  -
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 96,174             46,227
Cost of shares redeemed            (1,999,893)        (5,034,414)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       12,736,519            168,463
Change in net assets               12,338,829             88,983
NET ASSETS:

Beginning of period                 5,239,249          5,150,266
End of period                    $ 17,578,078       $  5,239,249


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

SEPTEMBER 30, 1999

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

On July 19, 1999, the Fund received a tax-free transfer of assets from a Common Trust Fund as follows:



Fund Shares Issued                        $   325,337
Common Trust Fund Net Assets Received     $ 3,204,570
Unrealized Appreciation 1                 $    84,429


1 Unrealized appreciation is included in the Common Trust Fund net assets acquired above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At September 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $13,272, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006 ($13,272).

Additionally, net capital losses of $9,484 attributable to security transactions after October 31, 1998, are treated as arising on October 1, 1999, the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA and FNMA in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At September 30, 1999, par value shares ($0.001 per share) authorized were as follows:



                               NUMBER OF PAR VALUE

SHARE CLASS NAME               CAPITAL STOCK AUTHORIZED
Institutional Shares           1,000,000
Institutional Service Shares   1,000,000
TOTAL                          2,000,000


Transactions in capital stock were as follows:



YEAR ENDED SEPTEMBER 30                 1999                               1998
INSTITUTIONAL SHARES:          SHARES             AMOUNT         SHARES           AMOUNT
Shares sold                   1,087,338        $ 10,771,969      508,001       $  5,141,650
Shares issued in
connection with the tax-
free transfer of assets
from a Common Trust Fund        325,337           3,204,570            -                  -
Shares issued to
shareholders in payment of
distributions declared            8,852              87,946        4,581             46,199
Shares redeemed                (193,428)         (1,929,683)    (496,925)        (5,029,318)
NET CHANGE RESULTING FROM

INSTITUTIONAL

SHARE TRANSACTIONS            1,228,099        $ 12,134,802       15,657       $    158,531


YEAR ENDED SEPTEMBER 30                 1999                               1998
INSTITUTIONAL SERVICE
SHARES:                        SHARES             AMOUNT         SHARES           AMOUNT
Shares sold                      58,881        $    579,270        1,494       $     15,000
Shares issued to
shareholders in payment of
distributions declared              841               8,228            3                 28
Shares redeemed                  (7,138)            (70,210)        (494)            (5,096)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS               52,584        $    517,288        1,003       $      9,932
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            1,280,683        $ 12,652,090       16,660       $    168,463


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended September 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $10,436,795 and $3,191,826, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1999, were as follows:



Purchases     $ 25,250,187
Sales         $ 15,498,823


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Board of Directors, upon the recommendation of the Audit Committee of the Board of Directors, requested and subsequently accepted the resignation of Ernst & Young LLP ("E&Y") as the Fund's independent auditors. E&Y's reports on the Fund's financial statements for the fiscal years ended September 30, 1997 and September 30, 1998, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Directors, upon the recommendation of the Audit Committee of the Board, has engaged Deloitte & Touche LLP ("D&T") as the independent auditors to audit the Fund's financial statements for the fiscal year ended September 30, 1999. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, neither the Fund nor anyone on its behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF INSTITUTIONAL SHARES OF FEDERATED MORTGAGE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Fund (the "Fund") as of September 30, 1999, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1998 and financial highlights for the years ended September 30, 1998 and 1997 were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1999, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 1999, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts

November 12, 1999

 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES



NOVEMBER 30, 1999

A Statement of Additional Information (SAI) dated November 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Federated Mortgage Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Cusip 31428Q887



G01922-01-IS (11/99)

 [Graphic]

PROSPECTUS

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide total return by investing at least 65% of its assets in a diversified portfolio of mortgage backed securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOVEMBER 30, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4



What are the Principal Securities in Which the

Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  11

What Do Shares Cost?  13

How is the Fund Sold?  13

How to Purchase Shares  13

How to Redeem Shares  15

Account and Share Information  16

Who Manages the Fund?  17

Financial Information  18

Independent Auditors' Report  30



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: 1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and 2) income received from its portfolio of securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the Adviser, benefit from anticipated changes in economic and market conditions. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing at least 65% of its assets in governmental and non-governmental investment grade mortgage backed securities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.



* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

* CREDIT RISK. It is possible that issuers of non- governmental mortgage backed securities in which the Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund losing money.

* LIQUIDITY RISK. The non-governmental mortgage backed securities and complex CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS ASSOCIATED WITH COMPLEX CMOS. The Fund invests in a form of mortgage backed securities known as collateral mortgage obligations (CMOs), some of which have complex terms which make them subject to greater interest rate, prepayment and liquidity risks than other mortgage backed securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix

The bar chart shows the variability of the Fund's Institutional Service Shares total return on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total return displayed above is based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 1.18%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 2.15% (quarter ended September 30, 1998). Its lowest quarterly return was 1.51% (quarter ended June 30, 1998).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Service Shares Average Annual Total Return for the calendar period ended December 31, 1998. The table shows the Fund's Institutional Service Shares total returns averaged over the year relative to the Lehman Brothers Mortgage-Backed Securities Index (LBMBSI), a broad-based market index, and the Lipper U.S. Mortgage Fund Category (LUSMFC), an average of funds with similar objectives. The LBMBSI is composed of all fixed rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



CALENDAR PERIOD          FUND    LBMBSI   LUSMFC
1 Year                   7.26%   6.96%    6.17%
Start of Performance 1   9.38%   8.62%    8.10%


1 The Fund's Institutional Service Shares start of performance date was May 31, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FEDERATED MORTGAGE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.



SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                                                               None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reimbursements) 1 Expenses
That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee 3                                                           0.25%
Shareholder Services Fee                                                             0.25%
Other Expenses 4                                                                     3.30%
Total Annual Fund
Operating Expenses                                                                   4.20%
1 Although not contractually obligated to do so, the adviser and distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 1999.
 Total Waivers and Reimbursements of Fund Expenses                                   3.60%
 Total Actual Annual Fund Operating Expenses (after waivers and reimbursements)      0.60%

2 The adviser voluntarily waived the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 1999. 3
The distributor voluntarily waived a portion of the distribution (12b-1) fee.
The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended September 30, 1999. 4
The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 0.30% for the fiscal year ended September 30, 1999.


EXAMPLE



This example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 Year   $   422
3 Years  $ 1,275
5 Years  $ 2,142
10 Years $ 4,372




What are the Fund's Investment Strategies?



The Fund invests primarily in a portfolio of U.S. government and non-government investment grade, mortgage backed securities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.



Mortgage backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan (or asset backed loan) by the homeowner (or borrower). One important reason for prepayments is changes in market interest rates from the time of loan origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of mortgage and asset backed securities while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayments less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans, the prior prepayment history of the loans and the federal agencies or private entities that back the loans. The Adviser attempts to assess the relative returns and risks of mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of loans underlying the security might change in response to changing economic and market conditions.

The Adviser selects securities with longer or shorter duration based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* changes in the supply of or demand for U.S. government securities.

The Adviser may use options and futures as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from changes in interest rates. There is no assurance that the Adviser's efforts to forecast market interest rates, assess the impact of market interest rates on particular securities or hedge its portfolio through the use of options and futures will be successful.

The Adviser may use collateralized mortgage obligations (CMOs) to reduce prepayment risk. In addition, the Adviser may use combinations of CMOs and other mortgage backed securities to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates. The Adviser may also attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage and asset backed securities in order to increase the Fund's return, and may engage in dollar roll transactions for their potential to enhance income.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

PORTFOLIO TURNOVER

Prepayments of mortgage backed securities will cause the Fund to have an increased portfolio turnover rate. Portfolio turnover increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; 2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified fixed rate. The rate may be a fixed percentage of principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests:

AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.



The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage security depend upon the performance of the underlying pool of mortgages, which no one can predict and which will vary among pools. The Fund will invest only in CMOs that are rated A or better by a nationally recognized rating service.

SEQUENTIAL CMOS



In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMOs. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.



PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

NON-GOVERNMENTAL MORTGAGE BACKED SECURITIES

Non-governmental mortgage backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. govern-ment agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating agency.

MORTGAGE RELATED ASSET BACKED SECURITIES



Asset backed securities are payable from pools of obligations other than first mortgages. Most asset backed securities involve consumer or commercial debts. The Fund will purchase only mortgage related asset backed securities such as home equity loans, secured mortgages and manufactured housing obligations. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.



CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts:

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy/sell the following type of futures contracts: financial futures contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

* Buy put options on portfolio securities and financial futures contracts in anticipation of a decrease in the value of the underlying asset;

* Buy or write options to close out existing options positions; and

* The Fund may also write call options on portfolio securities and financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

SWAPS



Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:



INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to interest rate changes in the interest paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default (fail to pay interest and principal when due). If an issuer defaults, the Fund may lose money.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price or yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.

Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable weighted average life (the spread). An increase in the spread will cause the price of the security to decline. Spreads may generally increase in response to adverse economic or market conditions.

LIQUIDITY RISKS

Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.



The required minimum initial investment for Fund Shares is $25,000. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1- 800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity or individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

* a redemption is payable to someone other than the shareholder(s) of record; or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

KATHLEEN M. FOODY-MALUS

Kathleen M. Foody-Malus has been the Fund's portfolio manager since inception. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's Adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in
Accounting/Finance from the University of Pittsburgh.

EDWARD J. TIEDGE

Edward J. Tiedge has been the Fund's portfolio manager since inception.
Mr. Tiedge joined Federated in 1993 as a Senior Analyst and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1996. He served as Portfolio Manager and an Assistant Vice President of the Fund's Adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 30.



YEAR ENDED SEPTEMBER 30       1999 1        1998        1997 2
NET ASSET VALUE, BEGINNING

OF PERIOD                      $10.11       $10.26      $10.00
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.66         0.92        0.24
Net realized and
unrealized gain (loss) on
investments                     (0.37)       (0.15)       0.26
TOTAL FROM INVESTMENT

OPERATIONS                       0.29         0.77        0.50
LESS DISTRIBUTIONS:

Distributions from net

investment income               (0.63)       (0.92)       (0.24)
NET ASSET VALUE, END OF

PERIOD                        $  9.77       $10.11      $10.26
TOTAL RETURN 3                   2.89%        7.93%       5.07%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 4                       4.20%        9.00%      14.14% 5
Net investment income
(loss) 4                         2.78%       (1.90%)     (6.38%) 5
Expenses (after waivers
and reimbursements)              0.60%        0.48%       0.00% 5
Net investment income
(after waivers and
reimbursements)                  6.38%        6.62%       7.76% 5
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $529          $15          $5
Portfolio turnover                150%         147%          9%


1 For the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

2 Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

SEPTEMBER 30, 1999



PRINCIPAL

AMOUNT                                           VALUE

                 ASSET-BACKED SECURITIES-
                 6.7%
                 HOME EQUITY LOANS -6.7%

  $     49,004   Green Tree Home Equity Loan
                 Trust 99, Class B2A,

                 7.440%, 2/15/2029                $     48,912
       200,000   Mellon Bank Home Equity
                 Installment Loan 98-1,

                 6.950%, 3/25/2015                     191,664

    12,498,115   New Century Home Equity
                 Loan Trust 99, Class C3,
                 1.935%, (Interest Only)

                 6/25/2002                             595,660

     7,000,000   Salomon Brothers Mortgage
                 Sec. VII-4, 2.547%,

                 (Interest Only), 4/15/2028            350,000

                 TOTAL ASSET-BACKED
                 SECURITIES (IDENTIFIED

                 COST $1,257,809)                    1,186,236
                 LONG-TERM OBLIGATIONS-

                 92.9%

                 FEDERAL HOME LOAN MORTGAGE

                 CORPORATION-18.8%

     1,785,125   6.500%, 9/1/2028                    1,713,720
       557,565   7.000%, 6/1/2028                      548,332
     1,038,265   7.500%, 2/1/2027                    1,043,456
                 TOTAL                               3,305,508
                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION-DEBENTURE-4.3%

       800,000   5.750%, 3/15/2009                     748,464
                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION REMIC-8.3%

       250,000   Series 2031-BO, (Principal
                 Only), 2/20/2028                      185,922
       660,021   Series 197-PO, (Principal
                 Only), 4/1/2028                       411,279
     2,643,541   Series 2139-IO, 6.500%,
                 (Interest Only),

                 10/15/2026                            661,705
       265,178   Series 2030-PE, 7.000%,
                 (Interest Only), 2/15/2028            100,768
       325,000   Series 2081-ED, 7.500%,
                 (Interest Only), 8/15/2028            102,476
                 TOTAL                               1,462,150

                 FEDERAL NATIONAL MORTGAGE

                 ASSOCIATION-30.2%
     2,023,431   6.000%, 6/1/2014 -

                 7/1/2029                            1,894,814
     1,159,000   6.500%, 9/1/2029                    1,111,551
     1,780,012 1 7.000%, 4/1/2029 -

                 10/1/2029                           1,749,414
       100,000 1 7.500%, 10/1/2029                     100,312
       445,293   8.000%, 12/1/2026                     454,618
                 TOTAL                               5,310,709

                 FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION REMIC-2.6%

       462,509   FNGT, Series 99-T2-A1,

                 7.50%,1/19/2039                       462,583

PRINCIPAL

AMOUNT                                           VALUE

                 LONG-TERM OBLIGATIONS-

                 continued

                 GOVERNMENT NATIONAL
                 MORTGAGE ASSOCIATION-27.9%

 $     967,562   6.000%, 11/15/2028 -
                 5/15/2029                       $     898,148
     1,857,015   6.500%, 5/15/2024 -
                 4/15/2029                           1,784,918
     2,246,312   7.000%, 9/15/2028 -
                 6/15/2029                           2,204,193
                 TOTAL                               4,887,259

                 GOVERNMENT NATIONAL

                 MORTGAGE ASSOCIATION

                 REMIC-0.8%
       200,000   Series 97-17-PO,

                 (Principal Only),

                 12/20/2027                            148,738

                 TOTAL LONG-TERM
                 OBLIGATIONS (IDENTIFIED

                 COST $16,493,336)                  16,325,411
                 REPURCHASE AGREEMENTS-5.2%

                 2

       205,000   ABN AMRO, Inc., 5.450%,
                 dated 9/30/1999, due

                 10/1/1999                             205,000

       250,000 3 Credit Suisse First
                 Boston, Inc., 5.260%,
                 dated 9/13/1999, due

                 10/14/1999                            250,000
       450,000 3 J.P. Morgan & Co., Inc.,
                 5.260%, dated 9/9/1999,

                 due 10/14/1999                        450,000

                 TOTAL REPURCHASE
                 AGREEMENTS (AT AMORTIZED

                 COST)                                 905,000

                 TOTAL INVESTMENTS
                 (IDENTIFIED COST

                 $18,656,145) 4                   $ 18,416,647


1 Indicates securities subject to dollar roll transactions.

2 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 The cost of investments for federal tax purposes amounts to $18,656,145. The net unrealized depreciation of investments on a federal tax basis amounts to $239,498 which is comprised of $173,567 appreciation and $413,065 depreciation at September 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($17,578,078) at September 30, 1999.

The following acronym is used throughout this portfolio:

REMIC -Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

SEPTEMBER 30, 1999



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$18,656,145)                                 $ 18,416,647
Income receivable                                  83,203
Receivable for shares sold                          1,000
TOTAL ASSETS                                   18,500,850
LIABILITIES:

Payable for investments
purchased                      $ 100,302
Payable for shares
redeemed                          18,067
Income distribution
payable                           87,401
Payable for dollar roll
transactions                     686,535
Accrued expenses                  30,467
TOTAL LIABILITIES                                 922,772
Net assets for 1,799,130
shares outstanding                           $ 17,578,078
NET ASSETS CONSIST OF:

Paid in capital                              $ 17,840,741
Net unrealized
depreciation of
investments 1                                    (239,498)
Accumulated net realized
loss on investments                               (23,165)
TOTAL NET ASSETS                             $ 17,578,078
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$17,049,410 / 1,745,020

shares outstanding                                  $9.77

INSTITUTIONAL SERVICE

SHARES:

$528,668 / 54,110 shares

outstanding                                         $9.77


1 Includes $84,429 of unrealized appreciation at July 19,1999, related to the tax-free transfer of assets from a Common Trust Fund.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED SEPTEMBER 30, 1999



INVESTMENT INCOME:
Interest (net of dollar
roll expense of $4,747)                                           $  717,374
EXPENSES:

Investment advisory fee                          $   41,413
Administrative personnel
and services fee                                    155,000
Custodian fees                                        3,861
Transfer and dividend
disbursing agent fees and
expenses                                             53,423
Directors'/Trustees' fees                             2,843
Auditing fees                                        12,635
Legal fees                                            3,088
Portfolio accounting fees                            52,420
Distribution services fee-
Institutional Service
Shares                                                  404
Shareholder services fee-
Institutional Shares                                 25,479
Shareholder services fee-
Institutional Service
Shares                                                  404
Share registration costs                             26,595
Printing and postage                                 27,244
Insurance premiums                                    1,445
Taxes                                                 1,012
Miscellaneous                                         1,731
TOTAL EXPENSES                                      408,997
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                    $  (41,413)
Waiver of distribution
services fee-Institutional
Service Shares                        (323)
Waiver of shareholder
services fee-Institutional
Shares                             (25,479)
Reimbursement of other
operating expenses                (310,249)
TOTAL WAIVERS AND
REIMBURSEMENTS                                    (377,464)
Net expenses                                                          31,533
Net investment income                                                685,841
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on
investments                                                           (9,453)
Net change in unrealized
depreciation of
investments                                                         (394,001)
Net realized and
unrealized loss on
investments                                                         (403,454)
Change in net assets
resulting from operations                                         $  282,387


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED SEPTEMBER 30            1999               1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income            $    685,841       $    488,461
Net realized loss on
investments ($440 and
$(13,712), respectively,
as computed for federal tax

purposes)                              (9,453)            (3,683)
Net change in unrealized
depreciation                         (394,001)           (75,797)
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS             282,387            408,981
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                 (669,956)          (488,300)
Institutional Service
Shares                                (10,121)              (161)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (680,077)          (488,461)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             11,435,668          5,156,650
Proceeds from shares
issued in connection with
the tax-free transfer of
assets from a Common Trust
Fund                                3,204,570                  -
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 96,174             46,227
Cost of shares redeemed            (1,999,893)        (5,034,414)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       12,736,519            168,463
Change in net assets               12,338,829             88,983
NET ASSETS:

Beginning of period                 5,239,249          5,150,266
End of period                    $ 17,578,078       $  5,239,249


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

SEPTEMBER 30, 1999

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

On July 19, 1999, the Fund received a tax-free transfer of assets from a Common Trust Fund as follows:



Fund Shares Issued                        $   325,337
Common Trust Fund Net Assets Received     $ 3,204,570
Unrealized Appreciation 1                 $    84,429


1 Unrealized appreciation is included in the Common Trust Fund net assets acquired above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At September 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $13,272, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006 ($13,272).

Additionally, net capital losses of $9,484 attributable to security transactions after October 31, 1998, are treated as arising on October 1, 1999, the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA and FNMA in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At September 30, 1999, par value shares ($0.001 per share) authorized were as follows:



                               NUMBER OF PAR VALUE

SHARE CLASS NAME               CAPITAL STOCK AUTHORIZED
Institutional Shares           1,000,000
Institutional Service Shares   1,000,000
TOTAL                          2,000,000


Transactions in capital stock were as follows:



YEAR ENDED SEPTEMBER 30                  1999                              1998
INSTITUTIONAL SHARES:          SHARES             AMOUNT         SHARES           AMOUNT
Shares sold                   1,087,338        $ 10,771,969      508,001       $  5,141,650
Shares issued in
connection with the tax-
free transfer of assets
from a Common Trust Fund        325,337           3,204,570            -                   -
Shares issued to
shareholders in payment of
distributions declared            8,852              87,946        4,581             46,199
Shares redeemed                (193,428)         (1,929,683)    (496,925)        (5,029,318)
NET CHANGE RESULTING FROM

INSTITUTIONAL

SHARE TRANSACTIONS            1,228,099        $ 12,134,802       15,657       $    158,531


YEAR ENDED SEPTEMBER 30                 1999                              1998
INSTITUTIONAL SERVICE
SHARES:                        SHARES             AMOUNT         SHARES           AMOUNT
Shares sold                      58,881        $    579,270        1,494       $     15,000
Shares issued to
shareholders in payment of
distributions declared              841               8,228            3                 28
Shares redeemed                  (7,138)            (70,210)        (494)            (5,096)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS               52,584        $    517,288        1,003       $      9,932
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS            1,280,683        $ 12,652,090       16,660       $    168,463


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the year ended September 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $10,436,795 and $3,191,826, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1999, were as follows:



Purchases     $ 25,250,187
Sales         $ 15,498,823


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Board of Directors, upon the recommendation of the Audit Committee of the Board of Directors, requested and subsequently accepted the resignation of Ernst & Young LLP ("E&Y") as the Fund's independent auditors. E&Y's reports on the Fund's financial statements for the fiscal years ended September 30, 1997 and September 30, 1998, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Directors, upon the recommendation of the Audit Committee of the Board, has engaged Deloitte & Touche LLP ("D&T") as the independent auditors to audit the Fund's financial statements for the fiscal year ended September 30, 1999. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, neither the Fund nor anyone on its behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

Independent Auditors' Report

TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF INSTITUTIONAL SERVICE SHARES OF FEDERATED MORTGAGE FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Fund (the "Fund") as of September 30, 1999, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1998 and financial highlights for the years ended September 30, 1998 and 1997 were audited by other auditors whose report dated November 13, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1999, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts

November 12, 1999

 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SERVICE SHARES



NOVEMBER 30, 1999

A Statement of Additional Information (SAI) dated November 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Federated Mortgage Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Cusip 31428Q804

G01922-02-SS (11/99)

 [Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Mortgage Fund (Fund), dated November 30, 1999. Obtain the prospectuses and the Annual Report's Management Discussion and Analysis without charge by calling 1- 800-341-7400.



NOVEMBER 30, 1999

 [Graphic]
 Federated

 World-Class Investment Manager
 Federated Mortgage Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

G01922-03 (11/99)

[Graphic]

CONTENTS

How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  7

How is the Fund Sold?  7

Subaccounting Services  7

Redemption in Kind  8

Account and Share Information  8

Tax Information  8

Who Manages and Provides Services to the Fund?  9

How Does the Fund Measure Performance?  12

Who is Federated Investors, Inc.?  13

Addresses  15

How is the Fund Organized?

The Fund is a diversified portfolio of Federated Total Return Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 11, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. The Corporation changed its name from Insight Institutional Series, Inc. to Federated Total Return Series, Inc. on March 21, 1995. The Fund changed its name from Federated Government Fund to Federated Mortgage Fund on June 30, 1998.



The Board of Directors (the "Board") has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

NON-GOVERNMENTAL MORTGAGE BACKED SECURITIES



Non-governmental mortgage backed securities (including non- governmental CMOs) are issued by private entities, rather than by U. S. government agencies. The Fund may invest in non-governmental mortgage backed securities that are rated BBB or higher by a nationally recognized statistical rating agency. These securities involve credit risks and liquidity risks.



ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in- kind or PIK securities.

MORTGAGE RELATED ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than first mortgages. Most asset backed securities involve consumer or commercial debts. The Fund will purchase only mortgage related asset backed securities such as home equity loans, secured mortgages and manufactured housing obligations. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.



The Fund may buy/sell the following type of financial futures contracts.



OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

* Buy put options on portfolio securities and financial futures contracts in anticipation of a decrease in the value of the underlying asset;

* Buy or write options to close out existing options positions; and

* The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may not buy or sell futures or related options if the margin deposits and premiums paid for these securities would exceed 5% of the Fund's total assets.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreement[s] that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS AND BORROWING FOR LEVERAGE

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. The Fund may borrow an amount up to one-third of the Fund's net assets (exclusive of such borrowings) for leverage purposes.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate and credit risks.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are outlined below.

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

* Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price or yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.

* Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

* Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable weighted average life (the spread). An increase in the spread will cause the price of the security to decline. Spreads may generally increase in response to adverse economic or market conditions.

LIQUIDITY RISKS

* Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

* Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS ASSOCIATED WITH COMPLEX CMOS

* CMOs with complex terms, such as companion classes, IOs, POs, and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide total return. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

BORROWING MONEY



The Fund will not borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowings to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those related to indices, options on futures contracts or indices, and dollar roll transactions shall not constitute borrowing.



CONCENTRATION OF INVESTMENTS

The Fund will not invest more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

LENDING CASH OR SECURITIES

The Fund will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or Articles of Incorporation).

ISSUING SENIOR SECURITIES

The Fund will not issue senior securities, except as permitted by its investment objective and policies.



THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF DIRECTORS (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATION, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THIS LIMITATION BECOMES EFFECTIVE.



INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities (except for Section 4(2) commercial paper and certain other restricted securities which meet the criteria for liquidity as established by the Directors), non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.



What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN-INSTITUTIONAL SERVICE SHARES

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of November 12, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Mitbanko Trust and Savings Bank, Mitchell, SD owned approximately 156,982 shares (9.08%); Colonial Trust Company, Phoenix, AR owned approximately 161,030 shares (9.31%); The Fulton Company, Lancaster, PA owned approximately 167,967 shares (9.71%); Vernat Company, Rutland, VT owned approximately 321,762 shares (18.61%); and STC & CO., Springfield, MO owned approximately 573,294 shares (33.15%).

As of November 12, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
Edna E. Hamilton, Pinellas Park, FL owned approximately 3,793 shares (6.32%); Elizabeth Lewis Doyle, Santa Rosa, CA owned approximately 4,009 shares (6.68%); State Street Bank & Trust (CUST IRA Rollover FBO Donald L. Mott), Middleton, TN owned approximately 6,260 shares (10.43%); Michael E. Carlisle and Thelma W. Carlisle, Lexington, KY owned approximately 8,022 shares (13.36%); Fairy Turner, McKee, KY owned approximately 11,581 shares (19.29%); and Dewey Fee, Middlesboro, KY owned approximately 13,040 shares (21.72%).



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.



The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.



Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of four funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of November 12, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional and Institutional Service Shares.



NAME                                                                    AGGREGATE      TOTAL
BIRTH DATE                                                              COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS            CORPORATION    AND FUND COMPLEX
JOHN F. DONAHUE*#+                       Chief Executive Officer                   $0   $0 for the Corporation and
Birth Date: July 28, 1924                and Director or Trustee of                     54 other investment
Federated Investors Tower                the Federated Fund                             companies in the Fund
1001 Liberty Avenue                      Complex; Chairman and                          Complex
Pittsburgh, PA                           Director, Federated
CHARIMAN AND DIRECTOR                    Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling, and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of            $1,087.15   $113,860.22 for the
Birth Date: February 3, 1934             the Federated Fund                            Corporation and 54 other
15 Old Timber Trail                      Complex; Director, Member                     investment companies in
Pittsburgh, PA                           of Executive Committee,                       the Fund Complex
DIRECTOR                                 Children's Hospital of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director, MED
                                         3000 Group, Inc.
                                         (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the        $1,196.04   $125,264.48 for the
Birth Date: June 23, 1937                Federated Fund Complex;                       Corporation and 54 other
Wood/Commercial Dept.                    President, Investment                         investment companies in
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       the Fund Complex

3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood and
DIRECTOR                                 Associates, Inc.,

                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of the        $1,087.15   $47,958.02 for the
Birth Date: September 3, 1939            Federated Fund Complex;                       Corporation and  29 other
175 Woodshire Drive                      formerly: Partner,                            investment companies in
Pittsburgh, PA                           Andersen Worldwide SC.                        the Fund Complex
DIRECTOR

JOHN F. CUNNINGHAM                       Director or Trustee of some         $570.74   $0 for the Corporation and
Birth Date: March 5, 1943                of the Federated Fund                         46 other investment
353 El Brillo Way                        Complex; Chairman,                            companies in the Fund
Palm Beach, FL                           President and Chief                           Complex
DIRECTOR                                 Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting) ; Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications and
                                         EMC Corporation (computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.
J. CHRISTOPHER DONAHUE*+                 President or Executive                   $0   $0 for the Corporation and
Birth Date: April 11, 1949               Vice President of the                         16 other investment
Federated Investors Tower                Federated Fund Complex;                        companies in the Fund
1001 Liberty Avenue                      Director or Trustee of some                    Complex
Pittsburgh, PA                           of the Funds in the
EXECUTIVE VICE PRESIDENT AND             Federated Fund Complex;
DIRECTOR                                 President, Chief Executive
                                         Officer and Director, Federated
                                         Investors, Inc.; President and Trustee,
                                         Federated Investment Management
                                         Company; President and Trustee,
                                         Federated Investment Counseling;
                                         President and Director, Federated
                                         Global Investment Management Corp.;
                                         President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services
                                         Company; Director, Federated Services
                                         Company.

LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the        $1,087.15   $113,860.22 for the
Birth Date: October 11, 1932             Federated Fund Complex;                       Corporation and 54 other
3471 Fifth Avenue                        Professor of Medicine,                        investment companies in
Suite 1111                               University of Pittsburgh;                     the Fund Complex
Pittsburgh, PA                           Medical Director,
DIRECTOR                                 University of Pittsburgh

                                         Medical Center - Downtown;
                                         Hematologist, Oncologist, and
                                         Internist, University of Pittsburgh
                                         Medical Center; Member, National Board
                                         of Trustees, Leukemia Society of
                                         America.


NAME                                                                    AGGREGATE      TOTAL
BIRTH DATE                                                              COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS            CORPORATION    AND FUND COMPLEX
PETER E. MADDEN                          Director or Trustee of the          $989.03   $113,860.22 for the
Birth Date: March 16, 1942               Federated Fund Complex;                       Corporation and 54 other
One Royal Palm Way                       formerly: Representative,                     investment companies in
100 Royal Palm Way                       Commonwealth of                               the Fund Complex
Palm Beach, FL                           Massachusetts General
DIRECTOR                                 Court; President, State
                                         Street Bank and Trust
                                         Company and State
                                         Street Corporation.
                                         Previous Positions:
                                         Director, VISA USA and VISA
                                         International; Chairman
                                         and Director,
                                         Massachusetts Bankers
                                         Association; Director,
                                         Depository Trust
                                         Corporation; Director, The
                                         Boston
                                         Stock Exchange.

CHARLES F. MANSFIELD, JR.                Director or Trustee of some         $600.16   $0 for the Corporation and
Birth Date: April 10, 1945               of the Federated Fund                         50 other investment
80 South Road                            Complex; Management                           companies in the Fund
Westhampton Beach, NY                    Consultant.  Complex
DIRECTOR                                 Previous Positions: Chief
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of            $1,171.83   $113,860.22 for the
Birth Date: December 20, 1932            the Federated Fund                            Corporation and 54 other
President, Duquesne University           Complex; President, Law                       investment companies in
Pittsburgh, PA                           Professor, Duquesne                           the Fund Complex
DIRECTOR                                 University; Consulting

                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law,
                                         Villanova University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the        $1,087.15   $113,860.22 for the
Birth Date: June 21, 1935                Federated Fund Complex;                       Corporation and 54 other
4905 Bayard Street                       Public Relations/                             investment companies in
Pittsburgh, PA                           Marketing/Conference                          the Fund Complex
DIRECTOR                                 Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

JOHN S. WALSH                            Director or Trustee of some         $570.74   $0 for the Corporation and
Birth Date: November 28, 1957            of the Federated Fund                         48 other investment
2007 Sherwood Drive                      Complex; President and                        companies in the Fund
Valparaiso, IN                           Director, Heat Wagon, Inc.                    Complex
DIRECTOR                                 (manufacturer of
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products, Inc.
                                         (distributor of portable
                                         construction heaters);
                                         President, Portable Heater
                                         Parts, a division of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway
                                         contractor); formerly:
                                         Vice President, Walsh &
                                         Kelly, Inc.

GLEN R. JOHNSON                          Staff member, Federated                  $0   $0 for the Corporation and
Birth Date: May 2, 1929                  Securities Corp.                              8 other investment
Federated Investors Tower                                                              companies in the Fund
1001 Liberty Avenue                                                                    Complex

Pittsburgh, PA

PRESIDENT

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the Corporation and
Birth Date: October 22, 1930             of the Funds in the                           1 other investment company
Federated Investors Tower                Federated Fund Complex;                       in the Fund Complex
1001 Liberty Avenue                      President, Executive Vice
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company, Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the Corporation and
Birth Date: October 26, 1938             and Secretary of the                          54 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the Fund
1001 Liberty Avenue                      Executive Vice President,                     Complex
Pittsburgh, PA                           Secretary, and Director,
EXECUTIVE VICE PRESIDENT AND SECRETARY   Federated Investors, Inc.;

                                         Trustee, Federated Investment
                                         Management Company and Federated
                                         Investment Counseling; Director,
                                         Federated Global Investment Management
                                         Corp., Federated Services Company and
                                         Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the Corporation and
Birth Date: June 17, 1954                Fund Complex; Vice                            54 other investment
Federated Investors Tower                President - Funds                             companies in the Fund
1001 Liberty Avenue                      Financial Services                            Complex
Pittsburgh, PA                           Division, Federated

TREASURER                                Investors, Inc.; formerly:
                                         various management
                                         positions within Funds
                                         Financial Services
                                         Division of Federated
                                         Investors, Inc.


NAME                                                                    AGGREGATE      TOTAL
BIRTH DATE                                                              COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS            CORPORATION    AND FUND COMPLEX
WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the Corporation and
Birth Date: March 3, 1949                of this Fund and various                      41 other investment
Federated Investors Tower                other Funds in the                            companies in the Fund
1001 Liberty Avenue                      Federated Fund Complex;                       Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated Investment

                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

JOSEPH M. BALESTRINO                     Joseph M. Balestrino is                  $0   $0 for the Corporation and
Birth Date: November 3, 1954             Vice President of the                         3 other investment
Federated Investors Tower                Corporation.                                  companies in the Fund
1001 Liberty Avenue                      Mr. Balestrino joined                         Complex
Pittsburgh, PA                           Federated in 1986 and has
VICE PRESIDENT                           been a Senior Portfolio
                                         Manager and Senior Vice
                                         President of the Fund's
                                         Adviser since 1998. He was
                                         a Portfolio Manager and a
                                         Vice President of the
                                         Fund's Adviser from 1995 to
                                         1998. Mr. Balestrino
                                         served as a Portfolio
                                         Manager and an Assistant
                                         Vice President of the
                                         Adviser from 1993 to 1995.
                                         Mr. Balestrino is a
                                         Chartered Financial
                                         Analyst and received his
                                         Master's Degree in Urban
                                         and Regional Planning from
                                         the University of
                                         Pittsburgh.




* An asterisk denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.

++ Messr. Cunningham, Mansfield and Walsh became members of the Board of Directors on April 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED SEPTEMBER 30       1999          1998          1997
Advisory Fee Earned                 $  41,413     $  20,745     $   6,692
Advisory Fee Reduction                 41,413        20,745         6,692
Brokerage Commissions                       0             0             0
Administrative Fee                    155,000       155,001       155,001
12B-1 FEE

Institutional Service Shares               81             -             -
SHAREHOLDER SERVICES FEE

Institutional Shares                        0             -             -
Institutional Service Shares              404             -             -




Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year and Start of Performance periods ended September 30, 1999.

Yield is given for the 30-day period ended September 30, 1999.



                                                         START OF PERFORMANCE

                                30-DAY PERIOD   1 YEAR   ON MAY 31, 1997
INSTITUTIONAL SHARES:
Total Return                    NA              3.20%    7.12%
Yield                           6.96%           NA       NA


                                                         START OF PERFORMANCE

                                30-DAY PERIOD   1 YEAR   ON MAY 31, 1997
INSTITUTIONAL SERVICE SHARES:
Total Return                    NA              2.89%    6.82%
Yield                           6.66%           NA       NA




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. mortgage " category in advertising and sales literature.



LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX



Lehman Brothers Mortgage Backed Securities Index is composed of all fixed rate, securitized mortgage pools by Federal Home Loan Mortgage Corp. (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Government National Mortgage Association (GNMA), including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are unmanaged and rebalanced monthly by market capitalization. Investments cannot be made in an index.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

FEDERATED MORTGAGE FUND

Institutional Shares

Institutional Service Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS



Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116



PROSPECTUS

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES

A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of investment grade fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOVEMBER 30, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  10

How is the Fund Sold?  10

How to Purchase Shares  11

How to Redeem Shares  12

Account and Share Information  14

Who Manages the Fund?  15

Financial Information  16

Independent Auditors' Report  33

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the Adviser, benefit from anticipated changes in economic and market conditions.While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests primarily in a diversified portfolio of investment grade fixed income securities, including mortgage backed securities, corporate debt securities and U.S. government obligations. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

* CREDIT RISK. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

* LIQUIDITY RISK. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.



The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was (0.82%).

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 4.54% (quarter ended September 30, 1998). Its lowest quarterly return was (0.08%) (quarter ended March 31, 1997).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LBABI), a broad-based market index. The LBABI is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



CALENDAR PERIOD          FUND      LBABI
1 Year                     9.23%    8.69%
Start of Performance 1    10.21%    9.54%


1 The Fund's Institutional Shares start of performance date was October 1, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FEDERATED TOTAL RETURN BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.



SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                                      None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING EXPENSES (Before Waivers)1 Expenses That are Deducted From
Fund Assets (as a percentage of average net assets)

Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.32%
Total Annual Fund
Operating Expenses                                                                   0.97%
1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 1999.
 Total Waiver of Fund

 Expenses                                                                            0.62%
 Total Actual Annual Fund
 Operating Expenses (after
 waivers)                                                                            0.35%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the
Fund (after the voluntary waiver) was 0.03% for the fiscal year ended September
30, 1999. 3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's
Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended September 30, 1999.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $    99
3 Years  $   309
5 Years  $   536
10 Years $ 1,190

What are the Fund's Investment Strategies?

Under normal market conditions, the Fund invests at least 65% of the value of its total assets in a diversified portfolio of domestic investment grade debt securities, including corporate debt securities, U.S. government obligations, and mortgage backed securities. Investment grade debt securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's credit risk (in the case of corporate securities and privately issued mortgage backed securities) and its risk of prepayment (in the case of mortgage backed securities) in order to complete the analysis.

Mortgage backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk as well as any credit risk which might also be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than U.S. government securities to compensate for credit risk. The Adviser invests the Fund's portfolio, seeking the higher relative returns of mortgage backed securities and corporate debt securities, when available, while attempting to limit the associated credit or prepayment risks.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. The Fund may invest a portion of its portfolio in noninvestment grade fixed income securities, which are rated BB or lower by an NRSRO. The noninvestment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities.



The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:



* current and expected U.S. growth;

* current and expected interest rates and inflation;

* the U.S. Federal Reserve Board's monetary policy; and

* changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund primarily invests.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.



COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

* Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

* These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.



The required minimum initial investment for Fund Shares is $100,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions.



The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

JOSEPH M. BALESTRINO

Joseph M. Balestrino has been the Fund's portfolio manager since
September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998.
Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

MARK E. DURBIANO

Mark E. Durbiano has been the Fund's portfolio manager since inception. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DONALD T. ELLENBERGER

Donald T. Ellenberger has been the Fund's portfolio manager since
November 1997. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A.
Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

JOHN T. GENTRY

John T. Gentry has been the Fund's portfolio manager since November 1997. Mr. Gentry joined Federated in 1995 as an Investment Analyst and has been a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser since 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Independent Auditors' Report on page 33.


YEAR ENDED SEPTEMBER 30       1999 1          1998        1997
NET ASSET VALUE, BEGINNING

OF PERIOD                       $10.90        $10.32      $10.00
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income             0.63          0.64        0.72
Net realized and
unrealized gain (loss) on
investments                      (0.70)         0.58        0.32
TOTAL FROM INVESTMENT

OPERATIONS                       (0.07)         1.22        1.04
LESS DISTRIBUTIONS:
Distributions from net
investment income                (0.63)        (0.64)      (0.72)
Distributions from net
realized gain on
investments                      (0.02)            -           -
TOTAL DISTRIBUTIONS              (0.65)        (0.64)      (0.72)
NET ASSET VALUE, END OF

PERIOD                          $10.18        $10.90      $10.32
TOTAL RETURN 2                   (0.63%)       12.21%      10.52%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                        0.97%         1.41%       4.40%
Net investment income 3           5.48%         4.94%       2.76%
Expenses (after waivers)          0.35%         0.32%       0.01%
Net investment income
(after waivers)                   6.10%         6.03%       7.15%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $145,428       $98,496     $16,700
Portfolio turnover                  97%           75%        101%


1 For the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments



SEPTEMBER 30, 1999


PRINCIPAL

AMOUNT                                                      VALUE

                   CORPORATE BONDS-29.0%

                   AUTOMOTIVE-0.7%
  $ 1,250,000      Meritor Automotive, Inc.,

                   Note, 6.80%, 2/15/2009           $   1,164,770
                   BANKING-1.5%
      400,000 1, 2 CIBC Capital Funding LP,

                   Bank Guarantee, 6.40%,

                   12/17/2004                             389,348
      725,000 1, 2 Den Danske Bank Group, Sub.
                   Note, 7.25%, 6/15/2005                 718,330
      260,000      FirstBank Puerto Rico,
                   Sub. Note, 7.625%,

                   12/20/2005                             246,314
      550,000      GreenPoint Bank, Sr. Note,
                   6.70%, 7/15/2002                       542,014
      350,000      Republic New York Corp.,
                   Sub. Note, 7.75%,

                   5/15/2009                              355,491
      300,000      Summit Bancorp, Bond,
                   8.40%, 3/15/2027                       296,916
                   TOTAL                                2,548,413

                   BEVERAGE & TOBACCO-0.3%
      275,000      Anheuser-Busch Cos., Inc.,

                   Note, 7.00%, 9/1/2005                  273,342
      260,000      Philip Morris Cos., Inc.,
                   Deb., 6.00%, 11/15/1999                260,263
                   TOTAL                                  533,605

                   CABLE TELEVISION-0.5%
      530,000      Continental Cablevision,

                   Sr. Deb., 9.50%, 8/1/2013              593,891
      300,000      TKR Cable, Inc., Deb.,
                   10.50%, 10/30/2007                     318,123
                   TOTAL                                  912,014

                   CHEMICALS & PLASTICS-0.2%
      500,000 1, 2 Fertinitro Finance,

                   Company Guarantee, 8.29%,

                   4/1/2020                               344,735
                   CONSUMER PRODUCTS-0.3%

      500,000      Hershey Foods Corp., Note,
                   6.95%, 8/15/2012                       498,115
                   ECOLOGICAL SERVICES &

                   EQUIPMENT-0.9%
      750,000      USA Waste Services, Inc.,

                   Note, 6.125%, 7/15/2001                722,040
      300,000      USA Waste Services, Inc.,
                   Sr. Note, 7.00%, 10/1/2004             279,819
      500,000      WMX Technologies, Inc.,
                   Deb., 8.75%, 5/1/2018                  495,355
                   TOTAL                                1,497,214

                   EDUCATION-1.6%
    1,250,000      Boston University, 7.625%,

                   7/15/2097                            1,189,537
    1,000,000      Columbia University,
                   Medium Term Note, 8.62%,

                   2/21/2001                            1,033,760
      525,000      Harvard University,
                   Revenue Bonds, 8.125%

                   Bonds, 4/15/2007                       565,808
                   TOTAL                                2,789,105


PRINCIPAL

AMOUNT                                                      VALUE

                   CORPORATE BONDS-continued

                   ELECTRONICS-0.4%
 $    600,000      Anixter International,

                   Inc., Company Guarantee,

                   8.00%, 9/15/2003                $      599,916
                   FINANCE - AUTOMOTIVE-0.6%

      485,000      Chrysler Financial Corp.,

                   Deb., 13.25%, 10/15/1999               488,414
      500,000      Ford Motor Credit Corp.,
                   Unsub., 6.875%, 6/5/2001               499,831
                   TOTAL                                  988,245

                   FINANCIAL INTERMEDIARIES-
                   2.6%

      750,000      Amvescap PLC, Sr. Note,

                   6.60%, 5/15/2005                       717,112
      400,000      Bankers Trust Corp., Sub.
                   Note, 8.25%, 5/1/2005                  417,624
      400,000      FINOVA Capital Corp.,
                   Note, 7.40%, 6/1/2007                  396,012
    1,575,000 1, 2 Fidelity Investments,
                   Bond, 7.57%, 6/15/2029               1,548,099
      400,000      Green Tree Financial
                   Corp., Sr. Sub. Note,

                   10.25%, 6/1/2002                       423,208
      275,000      Lehman Brothers Holdings,
                   Inc., Note, 6.90%,

                   1/29/2001                              275,245
      250,000      Lehman Brothers Holdings,
                   Inc., Note, 8.50%,

                   8/1/2015                               257,555
      300,000      Salomon, Inc., Sr. Note,
                   7.75%, 5/15/2000                       303,021
                   TOTAL                                4,337,876

                   FINANCIAL SERVICES-0.5%

      250,000      Associates Corp. of North
                   America, Sr. Note, 9.125%,

                   4/1/2000                               253,915

      500,000      General Electric Capital
                   Corp., Medium Term Note,

                   6.65%, 9/3/2002                        502,090
                   TOTAL                                  756,005

                   FOREST PRODUCTS-1.9%

      300,000      Container Corp. of
                   America, Sr. Note, 11.25%,

                   5/1/2004                               311,250
    1,300,000      Fort James Corp., Sr. Note,
                   6.234%, 3/15/2001                    1,298,986
    1,500,000      Quno Corp., Sr. Note,
                   9.125%, 5/15/2005                    1,583,925
                   TOTAL                                3,194,161

                   HEALTHCARE-0.3%
      500,000      Tenet Healthcare Corp.,

                   Sr. Sub. Note, 8.125%,

                   12/1/2008                              458,750
                   INDUSTRIAL PRODUCTS &

                   EQUIPMENT-1.7%

    2,185,000      Figgie International
                   Holdings, Inc., Sr. Note,

                   9.875%, 10/1/1999                    2,185,000
      575,000      Southdown, Inc., Sr. Sub.
                   Note, 10.00%, 3/1/2006                 626,451
                   TOTAL                                2,811,451

                   INSURANCE-2.1%
      250,000      Conseco, Inc., Note,

                   6.40%, 2/10/2003                       236,670
      250,000      Conseco, Inc., Sr. Note,
                   10.50%, 12/15/2004                     270,555
      600,000      Delphi Financial Group,
                   Inc., 9.31%, 3/25/2027                 581,610

PRINCIPAL

AMOUNT                                                      VALUE

                   CORPORATE BONDS-continued

                   INSURANCE-CONTINUED
 $    400,000      Delphi Financial Group,

                   Inc., Note, 8.00%,

                   10/1/2003                       $      400,180
      400,000      Hartford Life, Inc., Note,
                   7.10%, 6/15/2007                       395,944
      360,000 1, 2 Life Re Capital Trust I,
                   Company Guarantee, 8.72%,

                   6/15/2027                              371,858
      250,000      SunAmerica, Inc., Sr.
                   Note, 6.20%, 10/31/1999                250,112
    1,000,000 1, 2 Union Central Life
                   Insurance Co., Note,

                   8.20%, 11/1/2026                     1,009,760
                   TOTAL                                3,516,689

                   LEISURE & ENTERTAINMENT-
                   1.1%

    1,500,000      Paramount Communications,
                   Inc., Sr. Deb., 8.25%,

                   8/1/2022                             1,494,690
      400,000      Paramount Communications,
                   Inc., Sr. Note, 7.50%,

                   1/15/2002                              404,884
                   TOTAL                                1,899,574

                   MACHINERY & EQUIPMENT-0.3%
      500,000      Caterpillar, Inc., Deb.,

                   9.75%, 6/1/2019                        526,870
                   METALS & MINING-1.2%

      450,000      Barrick Gold Corp., Deb.,

                   7.50%, 5/1/2007                        446,863
      150,000      Inco Ltd., Note, 9.60%,
                   6/15/2022                              139,930
    1,200,000 1, 2 Normandy Finance Ltd.,
                   Company Guarantee, 7.50%,

                   7/15/2005                            1,146,756
      225,000      Santa Fe Pacific Gold,
                   Note, 8.375%, 7/1/2005                 219,202
                   TOTAL                                1,952,751

                   OIL & GAS-1.0%
      250,000      Husky Oil Ltd., Sr. Note,

                   7.125%, 11/15/2006                     234,417

      265,000      Occidental Petroleum
                   Corp., Sr. Note, 10.125%,

                   11/15/2001                             281,904
      515,000      Sun Co., Inc., Note,
                   8.125%, 11/1/1999                      516,457
      650,000      Sunoco, Inc., Note, 7.75%,
                   9/1/2009                               652,684
                   TOTAL                                1,685,462

                   PHARMACEUTICAL-0.5%

      480,000      American Home Products
                   Corp., Note, 7.70%,

                   2/15/2000                              483,082
      400,000      Lilly (Eli) & Co., Unsecd.
                   Note, 6.57%, 1/1/2016                  378,528
                   TOTAL                                  861,610

                   PRINTING & PUBLISHING-0.4%
      300,000      News America Holdings,

                   Inc., Company Guarantee,

                   10.125%, 10/15/2012                    331,173
      300,000      News America Holdings,
                   Inc., Company Guarantee,

                   8.00%, 10/17/2016                      294,786
                   TOTAL                                  625,959

                   REAL ESTATE-0.4%
      750,000      Sun Communities, Inc.,

                   Medium Term Note, 6.77%,

                   5/16/2005                              688,388

PRINCIPAL

AMOUNT                                                      VALUE

                   CORPORATE BONDS-continued

                   RETAILERS-2.0%
 $    750,000      Dayton-Hudson Corp., Deb.,

                   10.00%, 12/1/2000               $      781,845
      634,931      K Mart Corp., Pass Thru

                   Cert., 8.54%, 1/2/2015                 641,262
      750,000      May Department Stores Co.,
                   Deb., 9.875%, 6/15/2021                814,553
      650,000      Shopko Stores, Inc.,
                   8.50%, 3/15/2002                       671,463
      400,000      Shopko Stores, Inc., Sr.
                   Note, 9.25%, 3/15/2022                 438,064
                   TOTAL                                3,347,187

                   SERVICES-0.3%
      500,000      Stewart Enterprises, Inc.,

                   Note, 6.40%, 5/1/2003                  476,135
                   SOVEREIGN GOVERNMENT-0.9%

    1,350,000      Quebec, Province of,

                   11.00%, 6/15/2015                    1,449,360

                   SUPRANATIONAL-0.3%
      500,000      Corp Andina De Fomento, Sr.

                   Note, 7.75%, 3/1/2004                  499,840
                   TECHNOLOGY SERVICES-1.8%

    1,350,000      Dell Computer Corp., Deb.,
                   7.10%, 4/15/2028                     1,232,969
    1,500,000      Unisys Corp., Sr. Note,

                   11.75%, 10/15/2004                   1,683,750
                   TOTAL                                2,916,719

                   TELECOMMUNICATIONS &
                   CELLULAR-0.8%

      500,000      MCI Communications Corp.,
                   Sr. Note, 7.125%,

                   1/20/2000                              501,330

      850,000      Qwest Communications
                   International, Inc., Sr.
                   Note, Series B, 7.50%,

                   11/1/2008                              847,875
                   TOTAL                                1,349,205

                   UTILITIES-1.9%

      600,000      Cincinnati Gas and
                   Electric Co., Note, 6.35%,

                   6/15/2003                              591,300

    1,050,000 1, 2 Edison Mission Holding
                   Co., Sr. Secd. Note,

                   8.734%, 10/1/2026                    1,021,692

      100,000      National Rural Utilities
                   Cooperative Finance Corp.,
                   Collateral Trust, 5.50%,

                   1/15/2005                               95,329

    1,100,000      National Rural Utilities
                   Cooperative Finance Corp.,
                   Medium Term Note, 5.75%,

                   12/1/2008                            1,013,397
      170,000      Puget Sound Energy, Inc.,
                   Medium Term Note, 7.02%,

                   12/1/2027                              156,820
      500,000 1, 2 Tenaga Nasional Berhad,
                   Deb., 7.50%, 1/15/2096                 362,960
                   TOTAL                                3,241,498

                   TOTAL CORPORATE BONDS
                   (IDENTIFIED COST

                   $50,193,691)                        48,471,622
                   ASSET-BACKED SECURITIES-

                   1.7%

                   STRUCTURED PRODUCT (ABS)-
                   1.5%

    1,000,000 1, 2 125 Home Loan Owner Trust
                   1998-1A, Class B-1, 9.26%,

                   2/15/2029                              860,000

      750,000      Citibank Credit Card
                   Master Trust 1997-6, Class

                   A, 6.323%, 8/15/2006                   543,023

PRINCIPAL
AMOUNT

OR SHARES                                                   VALUE

                   ASSET-BACKED SECURITIES-

                   continued
                   STRUCTURED PRODUCT (ABS)-

                   CONTINUED

 $    489,598      Green Tree Home Equity Loan
                   Trust 1999-A, Class B2A,

                   7.44%, 2/15/2029                $      488,682
      516,381 1, 2 Merrill Lynch Mortgage
                   Investors, Inc. 1998-FF3,
                   Class BB, 5.50%,

                   11/20/2029                             501,535
                   TOTAL                                2,393,240

                   WHOLE LOAN-0.2%

      432,569    1 SMFC Trust Asset-Backed
                   Certificates, Series 1997-
                   A, Class 4, 7.7191%,

                   1/28/2025                              367,818

                   TOTAL ASSET-BACKED
                   SECURITIES (IDENTIFIED

                   COST $2,913,530)                     2,761,058
                   GOVERNMENT AGENCIES-3.4%

    1,000,000      Federal Home Loan Bank

                   System, 5.785%, 3/17/2003              981,970
      175,000      Federal Home Loan Mortgage
                   Corp., 7.90%, 9/19/2001                181,060
      390,000      Federal National Mortgage
                   Association, 7.50%,

                   2/11/2002                              400,955

      500,000      Federal National Mortgage
                   Association, Deb., 6.75%,

                   7/30/2007                              489,615

      350,000      Federal National Mortgage
                   Association, Medium Term

                   Note, 6.71%, 7/24/2001                 354,151
      675,000      Private Export Funding
                   Corp., 7.30%, 1/31/2002                692,530
      256,000      Tennessee Valley
                   Authority, Series 93-1,

                   8.625%, 11/15/2029                     268,680

    1,373,000      Tennessee Valley
                   Authority, Note, 8.625%,

                   11/15/2029                           1,441,005

    1,000,000      Tennessee Valley
                   Authority, Series C,

                   6.00%, 3/15/2013                       923,670

                   TOTAL GOVERNMENT AGENCIES
                   (IDENTIFIED COST

                   $5,677,808)                          5,733,636
                   MUTUAL FUNDS-34.1% 4
       47,209      The High Yield Bond

                   Portfolio                              413,079
    5,826,496      Federated Mortgage Core
                   Portfolio                           56,458,750

                   TOTAL MUTUAL FUNDS
                   (IDENTIFIED COST

                   $58,233,239)                        56,871,829
                   PREFERRED STOCKS-0.1%

                   TELECOMMUNICATIONS &
                   CELLULAR-0.1%

        3,800      AT&T Corp., Pfd.

                   (identified cost $99,560)               95,475
                   U.S. TREASURY-29.2%

                   U.S. TREASURY BONDS-13.8%

    2,965,000      5.25%, 11/15/2028                    2,570,952
    1,600,000      6.00%, 2/15/2026                     1,526,416
    3,240,000      6.375%, 8/15/2027                    3,245,897
    5,500,000      7.25%, 5/15/2004                     5,800,905
    3,700,000      8.125%, 5/15/2021                    4,414,877
    1,210,000      8.75%, 5/15/2017                     1,498,646
    1,400,000      9.875%, 11/15/2015                   1,875,930

PRINCIPAL

AMOUNT                                                      VALUE

                   U.S. TREASURY-continued
                   U.S. TREASURY BONDS-

                   CONTINUED

 $  1,400,000      11.625%, 11/15/2004             $    1,741,726
      300,000      11.75%, 11/15/2014                     420,138
                   TOTAL                               23,095,487
                   U.S. TREASURY NOTES-15.4%

    1,422,000      4.75%, 2/15/2004                     1,364,167
    1,750,000      5.75%, 4/30/2003                     1,746,798
    5,800,000      6.125%, 8/15/2007                    5,807,946
    4,625,000      6.25%, 2/15/2003                     4,686,744
    7,600,000      6.50%, 10/15/2006                    7,773,052
      575,000      6.50%, 5/15/2005                       589,070
    2,250,000      7.00%, 7/15/2006                     2,362,905
    1,250,000      7.875%, 11/15/2004                   1,355,288
                   TOTAL                               25,685,970
                   TOTAL U.S. TREASURY

                   (IDENTIFIED COST

                   $50,003,125)                        48,781,457
                   TOTAL INVESTMENTS
                   (IDENTIFIED COST

                   $167,120,953) 3                  $ 162,715,077


1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 1999, these securities amounted to $8,642,891 which represents 5.2% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $8,275,073 which represents 5.0% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

3 The cost of investments for federal tax purposes amounts to $167,148,520. The net unrealized depreciation of investments on a federal tax basis amounts to $4,433,443 which is comprised of $108,623 appreciation and $4,542,066 depreciation at September 30, 1999.

4 Pursuant to an Exemptive order, the Fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the Fund's adviser. The Trust is an open-end management investment company under the Investment Company Act of 1940 available only to registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

Note: The categories of investments are shown as a percentage of net assets ($166,803,407) at September 30, 1999.



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



SEPTEMBER 30, 1999


ASSETS:
Total investments in
securities, at value
(identified cost
$167,120,953 and tax
cost $167,148,520)                              $ 162,715,077
Income receivable                                   2,568,596
Receivable for investments
sold                                                6,841,962
Receivable for shares sold                            539,986
TOTAL ASSETS                                      172,665,621
LIABILITIES:

Payable for investments
purchased                       $ 5,000,000
Payable for shares
redeemed                            211,632
Income distribution
payable                             591,706
Accrued expenses                     58,876
TOTAL LIABILITIES                                   5,862,214
Net assets for 16,379,436
shares outstanding                              $ 166,803,407
NET ASSETS CONSIST OF:

Paid in capital                                 $ 171,058,295
Net unrealized
depreciation of
investments                                        (4,405,876)
Accumulated net realized
gain on investments                                   103,314
Undistributed net
investment income                                      47,674
TOTAL NET ASSETS                                $ 166,803,407
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$145,427,831 / 14,280,313
shares outstanding                                     $10.18
INSTITUTIONAL SERVICE
SHARES:
$21,375,576 / 2,099,123
shares outstanding                                     $10.18




See Notes which are an integral part of the Financial Statements

Statement of Operations



YEAR ENDED SEPTEMBER 30, 1999


INVESTMENT INCOME:
Dividends                                                          $  2,180,838
Interest                                                              6,708,259
TOTAL INCOME                                                          8,889,097
EXPENSES:

Investment advisory fee                          $   551,737
Administrative personnel
and services fee                                     155,000
Custodian fees                                        15,570
Transfer and dividend
disbursing agent fees and
expenses                                              54,673
Directors'/Trustees' fees                              4,994
Auditing fees                                         12,948
Legal fees                                            10,239
Portfolio accounting fees                             63,667
Distribution services fee-
Institutional Service
Shares                                                40,782
Shareholder services fee-
Institutional Shares                                 304,061
Shareholder services fee-
Institutional Service
Shares                                                40,766
Share registration costs                              64,348
Printing and postage                                  31,896
Insurance premiums                                     1,379
Taxes                                                 10,448
Miscellaneous                                         10,561
TOTAL EXPENSES                                     1,373,069
WAIVERS:
Waiver of investment
advisory fee                    $  (504,690)
Waiver of distribution
services fee-Institutional
Service Shares                     (32,619)
Waiver of shareholder
services fee-Institutional
Shares                            (304,061)
TOTAL WAIVERS                                       (841,370)
Net expenses                                                            531,699
Net investment income                                                 8,357,398
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain on
investments                                                             115,242
Net change in unrealized
depreciation of
investments                                                          (9,393,410)
NET REALIZED AND
UNREALIZED LOSS ON
INVESTMENTS                                                          (9,278,168)
Change in net assets
resulting from operations                                          $   (920,770)




See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets




YEAR ENDED SEPTEMBER 30           1999                1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $   8,357,398       $   2,803,451
Net realized gain on
investments ($142,809 and
$289,634, respectively, as
computed for federal tax
purposes)                             115,242             289,258
Net change in unrealized
appreciation                       (9,393,410)          4,721,298
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            (920,770)          7,814,007
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares               (7,367,196)         (2,331,285)
Institutional Service
Shares                               (940,617)           (473,640)
Distributions from net
realized gains on
investments
Institutional Shares                 (203,445)                  -
Institutional Service
Shares                                (25,544)                  -
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                    (8,536,802)         (2,804,925)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            159,738,857          70,082,146
Proceeds from shares
issued in connection with
the acquisition of
Federated Bond Index Fund                   -          32,686,566 1
Net asset value of shares
issued to shareholders in
payment of
distributions declared              2,573,271             758,566
Cost of shares redeemed           (97,972,705)        (15,603,573)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       64,339,423          87,923,705
Change in net assets               54,881,851          92,932,787
NET ASSETS:

Beginning of period               111,921,556          18,988,769
End of period (including
undistributed net
investment income of
$47,674 for the year ended
September 30, 1999)             $ 166,803,407       $ 111,921,556


1 Includes $1,196,929 of unrealized appreciation at September 25, 1998, related to the acquisition of Federated Bond Index Fund.



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



SEPTEMBER 30, 1999

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

On September 25, 1998, the Fund acquired all the net assets of the Federated Bond Index Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 2,912,799 Institutional Shares and 102,566 Institutional Service Shares of the Fund (valued at $31,574,746 and $1,111,820, respectively) for the 4,334,809 Institutional Shares and 152,639 Institutional Service Shares of the Acquired Fund outstanding on September 25, 1998. The Acquired Fund's net assets of $31,754,919 and $1,112,347 consisted of $30,893,400 and $603,010 of
Paid in Capital for the Institutional Shares and Institutional Service Shares, respectively, and $1,196,929 of unrealized appreciation, and $173,927 of net realized loss on investments at the date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $65,031,029 and $12,154,342 and $31,754,919 and $1,112,347
for the Institutional Shares and Institutional Service Shares, respectively. Immediately after the acquisiton, the combined aggregate net assets of the Fund were $97,184,464 and $13,261,642 for Institutional Shares and Institutional Service Shares, respectively.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The following reclassifications have been made to the financial statements.

       INCREASE (DECREASE)
UNDISTRIBUTED NET

INVESTMENT INCOME   PAID IN CAPITAL
$(133)                         $133

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on the restricted security held at September 30, 1999, is as follows:

SECURITY     ACQUISITION DATE   ACQUISITION COST
SMFC Trust   2/4/1998                   $395,226

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At September 30, 1999, par value shares ($0.001 per share) authorized were as follows:

                               NUMBER OF PAR VALUE

CLASS NAME                     CAPITAL STOCK AUTHORIZED
Institutional Service          1,000,000,000
Institutional Service Shares   1,000,000,000
TOTAL                          2,000,000,000

Transactions in capital stock were as follows:


YEAR ENDED SEPTEMBER 30                   1999                              1998
INSTITUTIONAL SHARES:         SHARES             AMOUNT            SHARES             AMOUNT
Shares sold                   12,649,367       $ 132,633,835      5,715,004       $  58,695,494
Shares issued in
connection with the
acquisition of the
Federated Bond Index Fund              -                   -      2,912,799          31,574,746
Shares issued to
shareholders in payment of
distributions declared           174,918           1,826,335         35,962             382,408
Shares redeemed               (7,577,001)        (79,157,964)    (1,248,242)        (13,117,236)
NET CHANGE RESULTING FROM

INSTITUTIONAL

SHARE TRANSACTIONS             5,247,284       $  55,302,206      7,415,523       $  77,535,412


YEAR ENDED SEPTEMBER 30                    1999                              1998
INSTITUTIONAL SERVICE
SHARES:                        SHARES             AMOUNT            SHARES             AMOUNT
Shares sold                    2,597,077       $  27,105,022      1,107,366       $  11,386,652
Shares issued in
connection with the
acquisition of the
Federated Bond Index Fund              -                   -        102,566           1,111,820
Shares issued to
shareholders in payment of
distributions declared            71,343             746,936         35,522             376,158
Shares redeemed               (1,800,528)        (18,814,741)      (235,957)         (2,486,337)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS               867,892       $   9,037,217      1,009,497       $  10,388,293
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             6,115,176       $  64,339,423      8,425,020       $  87,923,705


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended September 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $103,521,531 and $49,085,010, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1999, were as follows:

Purchases   $230,648,128
Sales       $129,764,605

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Board of Directors, upon the recommendation of the Audit Committee of the Board of Directors, requested and subsequently accepted the resignation of Ernst & Young LLP ("E&Y") as the Fund's independent auditors. E&Y's reports on the Fund's financial statements for the fiscal years ended September 30, 1997 and September 30, 1998, contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Directors, upon the recommendation of the Audit Committee of the Board, has engaged Deloitte & Touche LLP ( "D&T") as the independent auditors to audit the Fund's financial statements for the fiscal year ended September 30, 1999. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, neither the Fund nor anyone on its behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).



Independent Auditors' Report



TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF THE INSTITUTIONAL SHARES OF

FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund") as of September 30, 1999, and the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1998 and financial highlights for the years ended September 30, 1998 and 1997 were audited by other auditors whose report dated November 13, 1998, express an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1999, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Total Return Bond Fund as of September 30, 1999, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts

November 12, 1999



 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES



NOVEMBER 30, 1999

A Statement of Additional Information (SAI) dated November 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800- 341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated

 Federated Total Return Bond Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Cusip 31428Q101

G01721-01-IS (11/99)

 [Graphic]

PROSPECTUS

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide total return by investing primarily in a diversified portfolio of investment grade fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOVEMBER 30, 1999

CONTENTS


Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3
What are the Fund's Investment Strategies?  4
What are the Principal Securities in Which the
Fund Invests?  6
What are the Specific Risks of Investing in the Fund?  8
What Do Shares Cost?  10
How is the Fund Sold?  10
How to Purchase Shares  11
How to Redeem Shares  12
Account and Share Information  14
Who Manages the Fund?  15
Financial Information  16
Independent Auditors' Report  33


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation), and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the Adviser, benefit from anticipated changes in economic and market conditions. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests primarily in a diversified portfolio of investment grade fixed income securities, including mortgage backed securities, corporate debt securities and U.S. government obligations. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

* LIQUIDITY RISKS. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix



The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was (1.05%).

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 4.47% (quarter ended September 30, 1998). Its lowest quarterly return was (0.16%) (quarter ended March 31, 1997).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LBABI), a broad-based market index. The LBABI is an unmanaged index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


CALENDAR PERIOD          FUND    LBABI
1 Year                   8.91%   8.69%
Start of Performance 1   9.89%   9.54%


1 The Fund's Institutional Service Shares start of performance date was October 1, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED TOTAL RETURN BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.


SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of
offering price).                                                                     None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)

1

Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)

Management Fee 2                                                                     0.40%
Distribution (12b-1) Fee 3                                                           0.25%
Shareholder Services Fee                                                             0.25%
Other Expenses                                                                       0.32%
Total Annual Fund
Operating Expenses                                                                   1.22%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended September 30, 1999.

 Total Waiver of Fund

Expenses                                                                             0.57%
 Total Actual Annual Fund

Operating Expenses (after

waivers)                                                                             0.65%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.03% for the fiscal year ended September
30, 1999.

3 The distributor voluntarily waived a portion of the distribution (12b-1) fee.
The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended September 30, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $   124
3 Years  $   387
5 Years  $   670
10 Years $ 1,477

What are the Fund's Investment Strategies?

Under normal market conditions, the Fund invests at least 65% of the value of its total assets in a diversified portfolio of domestic investment grade debt securities, including corporate debt securities, U.S. government obligations, and mortgage backed securities. Investment grade debt securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's credit risk (in the case of corporate securities and privately issued mortgage backed securities) and its risk of prepayment (in the case of mortgage backed securities) in order to complete the analysis.

Mortgage backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk as well as any credit risk which might also be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than U.S. government securities to compensate for credit risk. The Adviser invests the Fund's portfolio, seeking the higher relative returns of mortgage backed securities and corporate debt securities, when available, while attempting to limit the associated credit or prepayment risks.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. The Fund may invest a portion of its portfolio in noninvestment grade fixed income securities, which are rated BB or lower by an NRSRO. The noninvestment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities.

The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

* current and expected U.S. growth;

* current and expected interest rates and inflation;

* the U.S. Federal Reserve Board's monetary policy; and

* changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund primarily invests.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

* Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

* These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or individuals, directly or through investment professionals.



The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by A PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

JOSEPH M. BALESTRINO

Joseph M. Balestrino has been the Fund's portfolio manager since
September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998.
Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

MARK E. DURBIANO

Mark E. Durbiano has been the Fund's portfolio manager since inception. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DONALD T. ELLENBERGER

Donald T. Ellenberger has been the Fund's portfolio manager since
November 1997. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A.
Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

JOHN T. GENTRY

John T. Gentry has been the Fund's portfolio manager since November 1997. Mr. Gentry joined Federated in 1995 as an Investment Analyst and has been a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser since 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Independent Auditors' Report on page 33.


YEAR ENDED SEPTEMBER 30          1999 1       1998       1997
NET ASSET VALUE, BEGINNING

OF PERIOD                      $10.90       $10.32     $10.00
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income            0.60         0.61       0.69
Net realized and
unrealized gain (loss) on
investments                     (0.70)        0.58       0.32
TOTAL FROM INVESTMENT

OPERATIONS                      (0.10)        1.19       1.01
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.60)       (0.61)     (0.69)
Distributions from net
realized gain on
investments                     (0.02)           -          -
TOTAL DISTRIBUTIONS             (0.62)       (0.61)     (0.69)
NET ASSET VALUE, END OF

PERIOD                         $10.18       $10.90     $10.32
TOTAL RETURN 2                  (0.93%)      11.87%     10.22%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 3                       1.22%        1.66%      4.90%
Net investment income 3          5.23%        4.67%      2.12%
Expenses (after waivers)         0.65%        0.63%      0.31%
Net investment income
(after waivers)                  5.80%        5.70%      6.71%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                 $21,376      $13,425     $2,289
Portfolio turnover                 97%          75%       101%

1 For the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments


SEPTEMBER 30, 1999

PRINCIPAL

AMOUNT                                                     VALUE

                   CORPORATE BONDS-29.0%

                   AUTOMOTIVE-0.7%
  $ 1,250,000      Meritor Automotive, Inc.,

                   Note, 6.80%, 2/15/2009           $   1,164,770
                   BANKING-1.5%
      400,000 1, 2 CIBC Capital Funding LP,

                   Bank Guarantee, 6.40%,

                   12/17/2004                             389,348
      725,000 1, 2 Den Danske Bank Group, Sub.
                   Note, 7.25%, 6/15/2005                 718,330
      260,000      FirstBank Puerto Rico,
                   Sub. Note, 7.625%,

                   12/20/2005                             246,314
      550,000      GreenPoint Bank, Sr. Note,
                   6.70%, 7/15/2002                       542,014
      350,000      Republic New York Corp.,
                   Sub. Note, 7.75%,

                   5/15/2009                              355,491
      300,000      Summit Bancorp, Bond,
                   8.40%, 3/15/2027                       296,916
                   TOTAL                                2,548,413

                   BEVERAGE & TOBACCO-0.3%
      275,000      Anheuser-Busch Cos., Inc.,

                   Note, 7.00%, 9/1/2005                  273,342
      260,000      Philip Morris Cos., Inc.,
                   Deb., 6.00%, 11/15/1999                260,263
                   TOTAL                                  533,605

                   CABLE TELEVISION-0.5%
      530,000      Continental Cablevision,

                   Sr. Deb., 9.50%, 8/1/2013              593,891
      300,000      TKR Cable, Inc., Deb.,
                   10.50%, 10/30/2007                     318,123
                   TOTAL                                  912,014

                   CHEMICALS & PLASTICS-0.2%
      500,000 1, 2 Fertinitro Finance,

                   Company Guarantee, 8.29%,

                   4/1/2020                               344,735
                   CONSUMER PRODUCTS-0.3%

      500,000      Hershey Foods Corp., Note,
                   6.95%, 8/15/2012                       498,115
                   ECOLOGICAL SERVICES &

                   EQUIPMENT-0.9%
      750,000      USA Waste Services, Inc.,

                   Note, 6.125%, 7/15/2001                722,040
      300,000      USA Waste Services, Inc.,
                   Sr. Note, 7.00%, 10/1/2004             279,819
      500,000      WMX Technologies, Inc.,
                   Deb., 8.75%, 5/1/2018                  495,355
                   TOTAL                                1,497,214

                   EDUCATION-1.6%
    1,250,000      Boston University, 7.625%,

                   7/15/2097                            1,189,537
    1,000,000      Columbia University,
                   Medium Term Note, 8.62%,

                   2/21/2001                            1,033,760
      525,000      Harvard University,
                   Revenue Bonds, 8.125%

                   Bonds, 4/15/2007                       565,808
                   TOTAL                                2,789,105


PRINCIPAL

AMOUNT                                                     VALUE

                   CORPORATE BONDS-continued

                   ELECTRONICS-0.4%
 $    600,000      Anixter International,

                   Inc., Company Guarantee,

                   8.00%, 9/15/2003                $      599,916
                   FINANCE - AUTOMOTIVE-0.6%

      485,000      Chrysler Financial Corp.,

                   Deb., 13.25%, 10/15/1999               488,414
      500,000      Ford Motor Credit Corp.,
                   Unsub., 6.875%, 6/5/2001               499,831
                   TOTAL                                  988,245

                   FINANCIAL INTERMEDIARIES-
                   2.6%

      750,000      Amvescap PLC, Sr. Note,

                   6.60%, 5/15/2005                       717,112
      400,000      Bankers Trust Corp., Sub.
                   Note, 8.25%, 5/1/2005                  417,624
      400,000      FINOVA Capital Corp.,
                   Note, 7.40%, 6/1/2007                  396,012
    1,575,000 1, 2 Fidelity Investments,
                   Bond, 7.57%, 6/15/2029               1,548,099
      400,000      Green Tree Financial
                   Corp., Sr. Sub. Note,

                   10.25%, 6/1/2002                       423,208
      275,000      Lehman Brothers Holdings,
                   Inc., Note, 6.90%,

                   1/29/2001                              275,245
      250,000      Lehman Brothers Holdings,
                   Inc., Note, 8.50%,

                   8/1/2015                               257,555
      300,000      Salomon, Inc., Sr. Note,
                   7.75%, 5/15/2000                       303,021
                   TOTAL                                4,337,876

                   FINANCIAL SERVICES-0.5%

      250,000      Associates Corp. of North
                   America, Sr. Note, 9.125%,

                   4/1/2000                               253,915

      500,000      General Electric Capital
                   Corp., Medium Term Note,

                   6.65%, 9/3/2002                        502,090
                   TOTAL                                  756,005

                   FOREST PRODUCTS-1.9%

      300,000      Container Corp. of
                   America, Sr. Note, 11.25%,

                   5/1/2004                               311,250
    1,300,000      Fort James Corp., Sr. Note,
                   6.234%, 3/15/2001                    1,298,986
    1,500,000      Quno Corp., Sr. Note,
                   9.125%, 5/15/2005                    1,583,925
                   TOTAL                                3,194,161

                   HEALTHCARE-0.3%
      500,000      Tenet Healthcare Corp.,

                   Sr. Sub. Note, 8.125%,

                   12/1/2008                              458,750
                   INDUSTRIAL PRODUCTS &

                   EQUIPMENT-1.7%

    2,185,000      Figgie International
                   Holdings, Inc., Sr. Note,

                   9.875%, 10/1/1999                    2,185,000
      575,000      Southdown, Inc., Sr. Sub.
                   Note, 10.00%, 3/1/2006                 626,451
                   TOTAL                                2,811,451

                   INSURANCE-2.1%
      250,000      Conseco, Inc., Note,

                   6.40%, 2/10/2003                       236,670
      250,000      Conseco, Inc., Sr. Note,
                   10.50%, 12/15/2004                     270,555
      600,000      Delphi Financial Group,
                   Inc., 9.31%, 3/25/2027                 581,610

PRINCIPAL

AMOUNT                                                     VALUE

                   CORPORATE BONDS-continued

                   INSURANCE-CONTINUED
 $    400,000      Delphi Financial Group,

                   Inc., Note, 8.00%,

                   10/1/2003                       $      400,180
      400,000      Hartford Life, Inc., Note,
                   7.10%, 6/15/2007                       395,944
      360,000 1, 2 Life Re Capital Trust I,
                   Company Guarantee, 8.72%,

                   6/15/2027                              371,858
      250,000      SunAmerica, Inc., Sr.
                   Note, 6.20%, 10/31/1999                250,112
    1,000,000 1, 2 Union Central Life
                   Insurance Co., Note,

                   8.20%, 11/1/2026                     1,009,760
                   TOTAL                                3,516,689

                   LEISURE & ENTERTAINMENT-
                   1.1%

    1,500,000      Paramount Communications,
                   Inc., Sr. Deb., 8.25%,

                   8/1/2022                             1,494,690
      400,000      Paramount Communications,
                   Inc., Sr. Note, 7.50%,

                   1/15/2002                              404,884
                   TOTAL                                1,899,574

                   MACHINERY & EQUIPMENT-0.3%
      500,000      Caterpillar, Inc., Deb.,

                   9.75%, 6/1/2019                        526,870
                   METALS & MINING-1.2%

      450,000      Barrick Gold Corp., Deb.,

                   7.50%, 5/1/2007                        446,863
      150,000      Inco Ltd., Note, 9.60%,
                   6/15/2022                              139,930
    1,200,000 1, 2 Normandy Finance Ltd.,
                   Company Guarantee, 7.50%,

                   7/15/2005                            1,146,756
      225,000      Santa Fe Pacific Gold,
                   Note, 8.375%, 7/1/2005                 219,202
                   TOTAL                                1,952,751

                   OIL & GAS-1.0%
      250,000      Husky Oil Ltd., Sr. Note,

                   7.125%, 11/15/2006                     234,417

      265,000      Occidental Petroleum
                   Corp., Sr. Note, 10.125%,

                   11/15/2001                             281,904
      515,000      Sun Co., Inc., Note,
                   8.125%, 11/1/1999                      516,457
      650,000      Sunoco, Inc., Note, 7.75%,
                   9/1/2009                               652,684
                   TOTAL                                1,685,462

                   PHARMACEUTICAL-0.5%

      480,000      American Home Products
                   Corp., Note, 7.70%,

                   2/15/2000                              483,082
      400,000      Lilly (Eli) & Co., Unsecd.
                   Note, 6.57%, 1/1/2016                  378,528
                   TOTAL                                  861,610

                   PRINTING & PUBLISHING-0.4%
      300,000      News America Holdings,

                   Inc., Company Guarantee,

                   10.125%, 10/15/2012                    331,173
      300,000      News America Holdings,
                   Inc., Company Guarantee,

                   8.00%, 10/17/2016                      294,786
                   TOTAL                                  625,959

                   REAL ESTATE-0.4%
      750,000      Sun Communities, Inc.,

                   Medium Term Note, 6.77%,

                   5/16/2005                              688,388

PRINCIPAL

AMOUNT                                                     VALUE

                   CORPORATE BONDS-continued

                   RETAILERS-2.0%
 $    750,000      Dayton-Hudson Corp., Deb.,

                   10.00%, 12/1/2000               $      781,845
      634,931      K Mart Corp., Pass Thru

                   Cert., 8.54%, 1/2/2015                 641,262
      750,000      May Department Stores Co.,
                   Deb., 9.875%, 6/15/2021                814,553
      650,000      Shopko Stores, Inc.,
                   8.50%, 3/15/2002                       671,463
      400,000      Shopko Stores, Inc., Sr.
                   Note, 9.25%, 3/15/2022                 438,064
                   TOTAL                                3,347,187

                   SERVICES-0.3%
      500,000      Stewart Enterprises, Inc.,

                   Note, 6.40%, 5/1/2003                  476,135
                   SOVEREIGN GOVERNMENT-0.9%

    1,350,000      Quebec, Province of,

                   11.00%, 6/15/2015                    1,449,360

                   SUPRANATIONAL-0.3%
      500,000      Corp Andina De Fomento, Sr.

                   Note, 7.75%, 3/1/2004                  499,840
                   TECHNOLOGY SERVICES-1.8%

    1,350,000      Dell Computer Corp., Deb.,
                   7.10%, 4/15/2028                     1,232,969
    1,500,000      Unisys Corp., Sr. Note,

                   11.75%, 10/15/2004                   1,683,750
                   TOTAL                                2,916,719

                   TELECOMMUNICATIONS &
                   CELLULAR-0.8%

      500,000      MCI Communications Corp.,
                   Sr. Note, 7.125%,

                   1/20/2000                              501,330

      850,000      Qwest Communications
                   International, Inc., Sr.
                   Note, Series B, 7.50%,

                   11/1/2008                              847,875
                   TOTAL                                1,349,205

                   UTILITIES-1.9%

      600,000      Cincinnati Gas and
                   Electric Co., Note, 6.35%,

                   6/15/2003                              591,300

    1,050,000 1, 2 Edison Mission Holding
                   Co., Sr. Secd. Note,

                   8.734%, 10/1/2026                    1,021,692

      100,000      National Rural Utilities
                   Cooperative Finance Corp.,
                   Collateral Trust, 5.50%,

                   1/15/2005                               95,329

    1,100,000      National Rural Utilities
                   Cooperative Finance Corp.,
                   Medium Term Note, 5.75%,

                   12/1/2008                            1,013,397
      170,000      Puget Sound Energy, Inc.,
                   Medium Term Note, 7.02%,

                   12/1/2027                              156,820
      500,000 1, 2 Tenaga Nasional Berhad,
                   Deb., 7.50%, 1/15/2096                 362,960
                   TOTAL                                3,241,498

                   TOTAL CORPORATE BONDS
                   (IDENTIFIED COST

                   $50,193,691)                        48,471,622
                   ASSET-BACKED SECURITIES-

                   1.7%

                   STRUCTURED PRODUCT (ABS)-
                   1.5%

    1,000,000 1, 2 125 Home Loan Owner Trust
                   1998-1A, Class B-1, 9.26%,

                   2/15/2029                              860,000

      750,000      Citibank Credit Card
                   Master Trust 1997-6,

                   6.323%, Class A, 8/15/2006             543,023
PRINCIPAL
AMOUNT

OR SHARES                                                  VALUE

                   ASSET-BACKED SECURITIES-

                   continued
                   STRUCTURED PRODUCT (ABS)-

                   CONTINUED

 $    489,598      Green Tree Home Equity Loan
                   Trust 1999-A, Class B2A,

                   7.44%, 2/15/2029                $      488,682
      516,381 1, 2 Merrill Lynch Mortgage
                   Investors, Inc. 1998-FF3,
                   Class BB, 5.50%,

                   11/20/2029                             501,535
                   TOTAL                                2,393,240

                   WHOLE LOAN-0.2%

      432,569    1 SMFC Trust Asset-Backed
                   Certificates, Series 1997-
                   A, Class 4, 7.7191%,

                   1/28/2025                              367,818

                   TOTAL ASSET-BACKED
                   SECURITIES (IDENTIFIED
                   COST $2,913,530)  2,761,058
                   GOVERNMENT AGENCIES-3.4%

    1,000,000      Federal Home Loan Bank

                   System, 5.785%, 3/17/2003              981,970
      175,000      Federal Home Loan Mortgage
                   Corp., 7.90%, 9/19/2001                181,060
      390,000      Federal National Mortgage
                   Association, 7.50%,

                   2/11/2002                              400,955

      500,000      Federal National Mortgage
                   Association, Deb., 6.75%,

                   7/30/2007                              489,615

      350,000      Federal National Mortgage
                   Association, Medium Term

                   Note, 6.71%, 7/24/2001                 354,151
      675,000      Private Export Funding
                   Corp., 7.30%, 1/31/2002                692,530
      256,000      Tennessee Valley
                   Authority, Series 93-1,

                   8.625%, 11/15/2029                     268,680

    1,373,000      Tennessee Valley
                   Authority, Note, 8.625%,

                   11/15/2029                           1,441,005

    1,000,000      Tennessee Valley
                   Authority, Series C,

                   6.00%, 3/15/2013                       923,670

                   TOTAL GOVERNMENT AGENCIES
                   (IDENTIFIED COST

                   $5,677,808)                          5,733,636
                   MUTUAL FUNDS-34.1% 4
       47,209      The High Yield Bond

                   Portfolio                              413,079
    5,826,496      Federated Mortgage Core
                   Portfolio                           56,458,750

                   TOTAL MUTUAL FUNDS
                   (IDENTIFIED COST
                   $58,233,239)  56,871,829
                   PREFERRED STOCKS-0.1%
                   TELECOMMUNICATIONS &
                   CELLULAR-0.1%

        3,800      AT&T Corp., Pfd.

                   (identified cost $99,560)               95,475
                   U.S. TREASURY-29.2%

                   U.S. TREASURY BONDS-13.8%

    2,965,000      5.25%, 11/15/2028                    2,570,952
    1,600,000      6.00%, 2/15/2026                     1,526,416
    3,240,000      6.375%, 8/15/2027                    3,245,897
    5,500,000      7.25%, 5/15/2004                     5,800,905
    3,700,000      8.125%, 5/15/2021                    4,414,877
    1,210,000      8.75%, 5/15/2017                     1,498,646
    1,400,000      9.875%, 11/15/2015                   1,875,930

PRINCIPAL

AMOUNT                                                     VALUE

                   U.S. TREASURY-continued
                   U.S. TREASURY BONDS-

                   CONTINUED

 $  1,400,000      11.625%, 11/15/2004             $    1,741,726
      300,000      11.75%, 11/15/2014                     420,138
                   TOTAL                               23,095,487
                   U.S. TREASURY NOTES-15.4%

    1,422,000      4.75%, 2/15/2004                     1,364,167
    1,750,000      5.75%, 4/30/2003                     1,746,798
    5,800,000      6.125%, 8/15/2007                    5,807,946
    4,625,000      6.25%, 2/15/2003                     4,686,744
    7,600,000      6.50%, 10/15/2006                    7,773,052
      575,000      6.50%, 5/15/2005                       589,070
    2,250,000      7.00%, 7/15/2006                     2,362,905
    1,250,000      7.875%, 11/15/2004                   1,355,288
                   TOTAL                               25,685,970
                   TOTAL U.S. TREASURY

                   (IDENTIFIED COST

                   $50,003,125)                        48,781,457
                   TOTAL INVESTMENTS
                   (IDENTIFIED COST

                   $167,120,953) 3                  $ 162,715,077

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 1999, these securities amounted to $8,642,891 which represents 5.2% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $8,275,073 which represents 5.0% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

3 The cost of investments for federal tax purposes amounts to $167,148,520. The net unrealized depreciation of investments on a federal tax basis amounts to $4,433,443 which is comprised of $108,623 appreciation and $4,542,066 depreciation at September 30, 1999.

4 Pursuant to an Exemptive order, the Fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the Fund's adviser. The Trust is an open-end management investment company under the Investment Company Act of 1940 available only to registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

Note: The categories of investments are shown as a percentage of net assets ($166,803,407) at September 30, 1999.



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities


SEPTEMBER 30, 1999


ASSETS:
Total investments in
securities, at value
(identified cost
$167,120,953 and tax
cost $167,148,520)                              $ 162,715,077
Income receivable                                   2,568,596
Receivable for investments
sold                                                6,841,962
Receivable for shares sold                            539,986
TOTAL ASSETS                                      172,665,621
LIABILITIES:

Payable for investments
purchased                       $ 5,000,000
Payable for shares
redeemed                            211,632
Income distribution
payable                             591,706
Accrued expenses                     58,876
TOTAL LIABILITIES                                   5,862,214
Net assets for 16,379,436
shares outstanding                              $ 166,803,407
NET ASSETS CONSIST OF:

Paid in capital                                 $ 171,058,295
Net unrealized
depreciation of
investments                                        (4,405,876)
Accumulated net realized
gain on investments                                   103,314
Undistributed net
investment income                                      47,674
TOTAL NET ASSETS                                $ 166,803,407
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE
INSTITUTIONAL SHARES:
$145,427,831 / 14,280,313
shares outstanding                                     $10.18
INSTITUTIONAL SERVICE
SHARES:
$21,375,576 / 2,099,123
shares outstanding                                     $10.18


See Notes which are an integral part of the Financial Statements

Statement of Operations



YEAR ENDED SEPTEMBER 30, 1999


INVESTMENT INCOME:
Dividends                                                          $  2,180,838
Interest                                                              6,708,259
TOTAL INCOME                                                          8,889,097
EXPENSES:

Investment advisory fee                          $   551,737
Administrative personnel
and services fee                                     155,000
Custodian fees                                        15,570
Transfer and dividend
disbursing agent fees and
expenses                                              54,673
Directors'/Trustees' fees                              4,994
Auditing fees                                         12,948
Legal fees                                            10,239
Portfolio accounting fees                             63,667
Distribution services fee-
Institutional Service
Shares                                                40,782
Shareholder services fee-
Institutional Shares                                 304,061
Shareholder services fee-
Institutional Service
Shares                                                40,766
Share registration costs                              64,348
Printing and postage                                  31,896
Insurance premiums                                     1,379
Taxes                                                 10,448
Miscellaneous                                         10,561
TOTAL EXPENSES                                     1,373,069
WAIVERS:
Waiver of investment
advisory fee                    $  (504,690)
Waiver of distribution
services fee-Institutional
Service Shares                     (32,619)
Waiver of shareholder
services fee-Institutional
Shares                            (304,061)
TOTAL WAIVERS                                       (841,370)
Net expenses                                                            531,699
Net investment income                                                 8,357,398
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain on
investments                                                             115,242
Net change in unrealized
depreciation of
investments                                                          (9,393,410)
NET REALIZED AND
UNREALIZED LOSS ON
INVESTMENTS                                                          (9,278,168)
Change in net assets
resulting from operations                                          $   (920,770)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED SEPTEMBER 30                  1999                1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $   8,357,398       $   2,803,451
Net realized gain on
investments ($142,809 and
$289,634, respectively, as
computed for federal tax
purposes)                             115,242             289,258
Net change in unrealized
appreciation                       (9,393,410)          4,721,298
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            (920,770)          7,814,007
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares               (7,367,196)         (2,331,285)
Institutional Service
Shares                               (940,617)           (473,640)
Distributions from net
realized gains on
investments
Institutional Shares                 (203,445)                  -
Institutional Service
Shares                                (25,544)                  -
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                    (8,536,802)         (2,804,925)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            159,738,857          70,082,146
Proceeds from shares
issued in connection with
the acquisition of
Federated Bond Index Fund                   -          32,686,566 1
Net asset value of shares
issued to shareholders in
payment of
distributions declared              2,573,271             758,566
Cost of shares redeemed           (97,972,705)        (15,603,573)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                       64,339,423          87,923,705
Change in net assets               54,881,851          92,932,787
NET ASSETS:

Beginning of period               111,921,556          18,988,769
End of period (including
undistributed net
investment income of
$47,674 for the year ended
September 30, 1999)             $ 166,803,407       $ 111,921,556

1 Includes $1,196,929 of unrealized appreciation at September 25, 1998, related to the acquisition of Federated Bond Index Fund.



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements


SEPTEMBER 30, 1999

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

On September 25, 1998, the Fund acquired all the net assets of the Federated Bond Index Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 2,912,799 Institutional Shares and 102,566 Institutional Service Shares of the Fund (valued at $31,574,746 and $1,111,820, respectively) for the 4,334,809 Institutional Shares and 152,639 Institutional Service Shares of the Acquired Fund outstanding on September 25, 1998. The Acquired Fund's net assets of $31,754,919 and $1,112,347 consisted of $30,893,400 and $603,010 of
Paid in Capital for the Institutional Shares and Institutional Service Shares, respectively, and $1,196,929 of unrealized appreciation, and $173,927 of net realized loss on investments at the date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $65,031,029 and $12,154,342 and $31,754,919 and $1,112,347
for the Institutional Shares and Institutional Service Shares, respectively. Immediately after the acquisiton, the combined aggregate net assets of the Fund were $97,184,464 and $13,261,642 for Institutional Shares and Institutional Service Shares, respectively.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income securities, asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The following reclassifications have been made to the financial statements.


          INCREASE (DECREASE)
UNDISTRIBUTED NET
INVESTMENT INCOME   PAID IN CAPITAL
$(133)                     $133


Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on the restricted security held at September 30, 1999, is as follows:


SECURITY     ACQUISITION DATE   ACQUISITION COST
SMFC Trust   2/4/1998                   $395,226


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At September 30, 1999, par value shares ($0.001 per share) authorized were as follows:


                               NUMBER OF PAR VALUE

CLASS NAME                     CAPITAL STOCK AUTHORIZED
Institutional Service          1,000,000,000
Institutional Service Shares   1,000,000,000
TOTAL                          2,000,000,000


Transactions in capital stock were as follows:


YEAR ENDED SEPTEMBER 30                     1999                               1998
INSTITUTIONAL SHARES:            SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                   12,649,367       $ 132,633,835      5,715,004       $  58,695,494
Shares issued in
connection with the
acquisition of the
Federated Bond Index Fund              -                   -      2,912,799          31,574,746
Shares issued to
shareholders in payment of
distributions declared           174,918           1,826,335         35,962             382,408
Shares redeemed               (7,577,001)        (79,157,964)    (1,248,242)        (13,117,236)
NET CHANGE RESULTING FROM

INSTITUTIONAL

SHARE TRANSACTIONS             5,247,284       $  55,302,206      7,415,523       $  77,535,412


YEAR ENDED SEPTEMBER 30                     1999                               1998
INSTITUTIONAL SERVICE
SHARES:                          SHARES             AMOUNT          SHARES             AMOUNT
Shares sold                    2,597,077       $  27,105,022      1,107,366       $  11,386,652
Shares issued in
connection with the
acquisition of the
Federated Bond Index Fund              -                   -        102,566           1,111,820
Shares issued to
shareholders in payment of
distributions declared            71,343             746,936         35,522             376,158
Shares redeemed               (1,800,528)        (18,814,741)      (235,957)         (2,486,337)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS               867,892       $   9,037,217      1,009,497       $  10,388,293
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             6,115,176       $  64,339,423      8,425,020       $  87,923,705

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended September 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $103,521,531 and $49,085,010, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1999, were as follows:

Purchases   $230,648,128
Sales       $129,764,605

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Board of Directors, upon the recommendation of the Audit Committee of the Board of Directors, requested and subsequently accepted the resignation of Ernst & Young LLP ("E&Y") as the Fund's independent auditors. E&Y's reports on the Fund's financial statements for the fiscal years ended September 30, 1997 and September 30, 1998, contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Directors, upon the recommendation of the Audit Committee of the Board, has engaged Deloitte & Touche LLP ( "D&T") as the independent auditors to audit the Fund's financial statements for the fiscal year ended September 30, 1999. During the Fund's fiscal years ended September 30, 1997 and September 30, 1998, neither the Fund nor anyone on its behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).



Independent Auditors' Report



TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.
AND SHAREHOLDERS OF THE INSTITUTIONAL SERVICE SHARES OF

FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund") as of September 30, 1999, and the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1998 and financial highlights for the years ended September 30, 1998 and 1997 were audited by other auditors whose report dated November 13, 1998, express an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1999, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Total Return Bond Fund as of September 30, 1999, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
November 12, 1999



[Graphic]
Federated

World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SERVICE SHARES

PROSPECTUS


NOVEMBER 30, 1999

A Statement of Additional Information (SAI) dated November 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800- 341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
Federated

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Cusip 31428Q507

G01721-03-SS (11/99)

[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Total Return Bond Fund
(Fund), dated November 30, 1999. Obtain the prospectuses and the Annual Report's Management Discussion and Analysis without charge by calling 1-800-341-7400.



NOVEMBER 30, 1999



 [Graphic]
 Federated

 World-Class Investment Manager
 Federated Total Return Bond Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

G01722-02 (11/99)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  9

How is the Fund Sold?  9

Subaccounting Services  9

Redemption in Kind  10

Account and Share Information  10

Tax Information  10

Who Manages and Provides Services to the Fund?  11

How Does the Fund Measure Performance?  14

Who is Federated Investors, Inc.?  16

Investment Ratings  17

Addresses  19



How is the Fund Organized?

The Fund is a diversified portfolio of Federated Total Return Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 11, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. The Corporation changed its name from Insight Institutional Series, Inc. to Federated Total Return Series, Inc. on March 21, 1995. The Fund changed its name from Insight U.S. Government Fund to Federated Government Total
Return Fund on March 21, 1995, and from Federated Government Total Return Fund to Federated Total Return Bond Fund on May 15, 1996.



The Board of Directors (the "Board") has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of pass through instruments or asset-backed bonds. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in- kind or PIK securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks. The Fund may invest more than 10% in foreign securities.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

HEDGING



Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.



DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity risks.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell financial and foreign currency futures contracts

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

* Buy call options on financial and foreign currency futures contracts in anticipation of an increase in the value of the underlying asset;

* Buy put options on portfolio securities, financial and foreign currency futures contracts in anticipation of a decrease in the value of the underlying asset; and

* Buy or write options to close out existing options positions.

The Fund may also write call options on portfolio securities, financial and foreign currency futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may also write put options on financial and foreign currency futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

INVESTMENT RISKS

There are many factors that may affect an investment in the Fund. The Fund's principal risks are described in the prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

* Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

* If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

* Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

* Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

* The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

LIQUIDITY RISKS

* Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

* OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH COMPLEX CMOS

* CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

CURRENCY RISKS

* Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

* The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS

* The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

* With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

RISKS OF FOREIGN INVESTING

* Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

* Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

* Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

* Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide total return. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

SELLING SHORT OR BUYING ON MARGIN



The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when- issued basis.



DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.



INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



LENDING CASH OR SECURITIES



The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities).

THE ABOVE LIMITATIONS CANNOT BE CHANGED BY THE BOARD OF DIRECTORS (BOARD) UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATION, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THIS LIMITATION BECOMES EFFECTIVE.



INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, interest rate swaps, non-negotiable fixed-time deposits with maturities over seven days, and certain restricted securities not determined by the Directors to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money, pledge securities or engage in reverse repurchase agreements during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.



TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN-INSTITUTIONAL SERVICE SHARES

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of November 15, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Grand Old Co., Zanesville, OH owned approximately 1,689,787 shares (11.18%); and Onedun, Dundee, IL owned approximately 1,698,292 shares (11.23%).

As of November 15, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
Merchants National Bank (as trustee for retirement plan of Plano Molding Co.,
PSP), Aurora, IL owned approximately 104,514 shares (6.38%); Anbee & Company, Aurora, IL owned approximately 104,675 shares (6.39%); Hometown Bank & Co., Wilson, NC owned approximately 326,701 shares (19.95%); and FNB Nominee Co., Indiana, PA owned approximately 384,000 shares (23.45%).



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of four funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of November 15, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional and Institutional Service Shares.



NAME                                                                                       TOTAL
BIRTH DATE                                                              AGGREGATE          COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION       FROM CORPORATION AND
POSITION WITH CORPORATION                FOR PAST FIVE YEARS            FROM CORPORATION   FUND COMPLEX
JOHN F. DONAHUE*#+                       Chief Executive Officer                      $0   $0 for the Corporation and
Birth Date: July 28, 1924                and Director or Trustee of                        54 other investment
Federated Investors Tower                the Federated Fund                                companies in the
1001 Liberty Avenue                      Complex; Chairman and                             Fund Complex
Pittsburgh, PA                           Director, Federated
CHARIMAN AND DIRECTOR                    Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling, and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of                $1,087.15   $113,860.22 for the Corporation
Birth Date: February 3, 1934             the Federated Fund                                and 54 other investment
15 Old Timber Trail                      Complex; Director, Member                         companies in the
Pittsburgh, PA                           of Executive Committee,                           Fund Complex
DIRECTOR                                 Children's Hospital of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director, MED
                                         3000 Group, Inc.
                                         (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the            $1,196.04   $125,264.48 for the Corporation
Birth Date: June 23, 1937                Federated Fund Complex;                           and 54 other investment
Wood/Commercial Dept.                    President, Investment                             companies in the
John R. Wood Associates, Inc. Realtors   Properties Corporation;                           Fund Complex

3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood and
DIRECTOR                                 Associates, Inc.,

                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.

NICHOLAS CONSTANTAKIS                    Director or Trustee of the            $1,087.15   $47,958.02 for the Corporation
Birth Date: September 3, 1939            Federated Fund Complex;                           and 29 other investment
175 Woodshire Drive                      formerly: Partner,                                companies in the
Pittsburgh, PA                           Andersen Worldwide SC.                            Fund Complex
DIRECTOR

JOHN F. CUNNINGHAM                       Director or Trustee of some             $570.74   $0 for the Corporation and
Birth Date: March 5, 1943                of the Federated Fund                             46 other investment
353 El Brillo Way                        Complex; Chairman,                                companies in the
Palm Beach, FL                           President and Chief                               Fund Complex
DIRECTOR                                 Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting) ; Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications and
                                         EMC Corporation (computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.
J. CHRISTOPHER DONAHUE*+                 President or Executive                       $0   $0 for the Corporation and
Birth Date: April 11, 1949               Vice President of the                             16 other investment
Federated Investors Tower                Federated Fund Complex;                           companies in the
1001 Liberty Avenue                      Director or Trustee of some                       Fund Complex
Pittsburgh, PA                           of the Funds in the
EXECUTIVE VICE PRESIDENT                 Federated Fund Complex;
AND DIRECTOR                             President, Chief Executive
                                         Officer and Director, Federated
                                         Investors, Inc.; President and Trustee,
                                         Federated Investment Management
                                         Company; President and Trustee,
                                         Federated Investment Counseling;
                                         President and Director, Federated
                                         Global Investment Management Corp.;
                                         President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services
                                         Company; Director, Federated Services
                                         Company.


NAME                                                                                       TOTAL
BIRTH DATE                                                              AGGREGATE          COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION       FROM CORPORATION AND
POSITION WITH CORPORATION                FOR PAST FIVE YEARS            FROM CORPORATION   FUND COMPLEX
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the      $1,087.15          $113,860.22 for the Corporation
Birth Date: October 11, 1932             Federated Fund Complex;                            and 54 other investment
3471 Fifth Avenue                        Professor of Medicine,                             companies in the
Suite 1111                               University of Pittsburgh;                          Fund Complex
Pittsburgh, PA                           Medical Director,
DIRECTOR                                 University of Pittsburgh

                                         Medical Center - Downtown;
                                         Hematologist, Oncologist, and
                                         Internist, University of Pittsburgh
                                         Medical Center; Member, National Board
                                         of Trustees, Leukemia Society of
                                         America.

PETER E. MADDEN                          Director or Trustee of the              $989.03   $113,860.22 for the Corporation
Birth Date: March 16, 1942               Federated Fund Complex;                           and 54 other investment
One Royal Palm Way                       formerly: Representative,                         companies in the
100 Royal Palm Way                       Commonwealth of                                   Fund Complex
Palm Beach, FL                           Massachusetts General
DIRECTOR                                 Court; President, State
                                         Street Bank and Trust
                                         Company and State Street
                                         Corporation.
                                         Previous Positions:
                                         Director, VISA USA and VISA
                                         International; Chairman
                                         and Director,
                                         Massachusetts Bankers
                                         Association; Director,
                                         Depository Trust
                                         Corporation; Director, The
                                         Boston Stock Exchange.

CHARLES F. MANSFIELD, JR.                Director or Trustee of some             $600.16   $0 for the Corporation and
Birth Date: April 10, 1945               of the Federated Fund                             50 other investment
80 South Road                            Complex; Management                               companies in the
Westhampton Beach, NY                    Consultant.                                       Fund Complex
DIRECTOR                                 Previous Positions: Chief
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of                $1,171.83   $113,860.22 for the Corporation
Birth Date: December 20, 1932            the Federated Fund Complex;                       and 54 other investment
President, Duquesne University           President, Law Professor,                         companies in the
Pittsburgh, PA                           Duquesne University;                              Fund Complex
DIRECTOR                                 Consulting Partner, Mollica
                                         & Murray; Director, Michael
                                         Baker Corp. (engineering,
                                         construction, operations
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law,
                                         Villanova University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the            $1,087.15   $113,860.22 for the Corporation
Birth Date: June 21, 1935                Federated Fund Complex;                           and 54 other investment
4905 Bayard Street                       Public Relations/                                 companies in the
Pittsburgh, PA                           Marketing/Conference                              Fund Complex
DIRECTOR                                 Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

JOHN S. WALSH                            Director or Trustee of some             $570.74   $0 for the Corporation and
Birth Date: November 28, 1957            of the Federated Fund                             48 other investment
2007 Sherwood Drive                      Complex; President and                            companies in the
Valparaiso, IN                           Director, Heat Wagon, Inc.                        Fund Complex
DIRECTOR                                 (manufacturer of
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products, Inc.
                                         (distributor of portable
                                         construction heaters);
                                         President, Portable Heater
                                         Parts, a division of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway
                                         contractor); formerly:
                                         Vice President, Walsh &
                                         Kelly, Inc.

GLEN R. JOHNSON                          Staff member, Federated                      $0   $0 for the Corporation and
Birth Date: May 2, 1929                  Securities Corp.                                  8 other investment
Federated Investors Tower                                                                  companies in the
1001 Liberty Avenue                                                                        Fund Complex

Pittsburgh, PA

PRESIDENT

EDWARD C. GONZALES                       Trustee or Director of some                  $0   $0 for the Corporation and
Birth Date: October 22, 1930             of the Funds in the                               1 other investment
Federated Investors Tower                Federated Fund Complex;                           company in the
1001 Liberty Avenue                      President, Executive Vice                         Fund Complex
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company, Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.


NAME                                                                                       TOTAL
BIRTH DATE                                                              AGGREGATE          COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION       FROM CORPORATION AND
POSITION WITH CORPORATION                FOR PAST FIVE YEARS            FROM CORPORATION   FUND COMPLEX
JOHN W. MCGONIGLE                        Executive Vice President                     $0   $0 for the Corporation and
Birth Date: October 26, 1938             and Secretary of the                              54 other investment
Federated Investors Tower                Federated Fund Complex;                           companies in the
1001 Liberty Avenue                      Executive Vice President,                         Fund Complex
Pittsburgh, PA                           Secretary, and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;
AND SECRETARY                            Trustee, Federated

                                         Investment Management Company and
                                         Federated Investment Counseling;
                                         Director, Federated Global Investment
                                         Management Corp., Federated Services
                                         Company and Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated                   $0   $0 for the Corporation and
Birth Date: June 17, 1954                Fund Complex; Vice                                54 other investment
Federated Investors Tower                President - Funds                                 companies in the
1001 Liberty Avenue                      Financial Services                                Fund Complex
Pittsburgh, PA                           Division, Federated
TREASURER                                Investors, Inc.; formerly:
                                         various management
                                         positions within Funds
                                         Financial Services
                                         Division of Federated
                                         Investors, Inc.

WILLIAM D. DAWSON, III                   Chief Investment Officer                     $0   $0 for the Corporation and
Birth Date: March 3, 1949                of this Fund and various                          41 other investment
Federated Investors Tower                other Funds in the                                companies in the

1001 Liberty Avenue                      Federated Fund Complex;                           Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated Investment

                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

JOSEPH M. BALESTRINO                     Joseph M. Balestrino is                      $0   $0 for the Corporation and
Birth Date: November 3, 1954             Vice President of the                             3 other investment
Federated Investors Tower                Corporation.                                      companies in the
1001 Liberty Avenue                      Mr. Balestrino joined                             Fund Complex
Pittsburgh, PA                           Federated in 1986 and has
VICE PRESIDENT                           been a Senior Portfolio
                                         Manager and Senior Vice
                                         President of the Fund's
                                         Adviser since 1998. He was
                                         a Portfolio Manager and a
                                         Vice President of the
                                         Fund's Adviser from 1995 to
                                         1998. Mr. Balestrino
                                         served as a Portfolio
                                         Manager and an Assistant
                                         Vice President of the
                                         Adviser from 1993 to 1995.
                                         Mr. Balestrino is a
                                         Chartered Financial
                                         Analyst and received his
                                         Master's Degree in Urban
                                         and Regional Planning from
                                         the University of
                                         Pittsburgh.




* An asterisk denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.



++ Messr. Cunningham, Mansfield and Walsh became members of the Board of Directors on April 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES





FOR THE YEAR ENDED

SEPTEMBER 30                   1999      1998       1997
Advisory Fee Earned             $551,737  $187,800   $  33,489
Advisory Fee Reduction           504,690   187,800      33,489
Brokerage Commissions                  0         0           0
Administrative Fee               155,000   155,001     154,935

12B-1 FEE

Institutional Service Shares      40,782         -           -
SHAREHOLDER SERVICES FEE

Institutional Shares             304,061         -           -
Institutional Service Shares         40,766      -           -




Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year and Start of Performance periods ended September 30, 1999.



Yield is given for the 30-day period ended September 30, 1999.





                                                          START OF PERFORMANCE

SHARE CLASS                     30-DAY PERIOD   1 YEAR    ON OCTOBER 1, 1996
INSTITUTIONAL SHARES:

Total Return                    NA              (0.63%)    7.27%
Yield                           6.67%            NA        NA


                                                          START OF PERFORMANCE

SHARE CLASS                     30-DAY PERIOD   1 YEAR    ON OCTOBER 1, 1996
INSTITUTIONAL SERVICE SHARES:

Total Return                    NA              (0.93%)    6.96%
Yield                           6.34%            NA        NA




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



RUSSELL ACTIVE SECTOR ROTATION ACCOUNTS UNIVERSE



Russell Active Sector Rotation Accounts Universe includes portfolios that change interest rate exposure relative to the Lehman Brothers Aggregate Bond Index or other broad market indexes, with changes in portfolio interest rate sensitivity limited to approximately plus or minus 20% index duration. Durations have typically been 3.5 to 6 years. Primary emphasis is on selecting undervalued sectors or issues. Includes separate accounts, pooled funds, or mutual funds managed by investment advisors, banks or insurance companies.



LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "Intermediate Investment Grade Debt" category in advertising and sales literature.



LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX



Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues, which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.



LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX



Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers
Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.



LEHMAN BROTHERS AGGREGATE BOND INDEX



Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB-Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC-The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C-The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA-Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA-Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2-Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED TOTAL RETURN BOND FUND

Institutional Shares

Institutional Service Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS



Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116



PROSPECTUS

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide total return consistent with current income by investing primarily in a diversified portfolio of investment grade debt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOVEMBER 30, 1999

CONTENTS



Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the

Fund Invests?  7

What are the Specific Risks of Investing in the Fund?  14

What Do Shares Cost?  17

How is the Fund Sold?  18

How to Purchase Shares  18

How to Redeem Shares  20

Account and Share Information  22

Who Manages the Fund?  23

Financial Information  25

Independent Auditors' Report  42



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return consistent with current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a diversified portfolio of domestic and foreign investment grade fixed income securities consisting principally of corporate, government and privately issued mortgage backed and asset backed securities and other government securities. The Fund may invest up to 35% of its portfolio in non-investment grade fixed income securities. Federated Investment Management Company (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between total return and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average modified duration to one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund may use futures, options and interest rate swaps in an effort to maintain the Fund's targeted duration.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISKS. Prices of fixed income securities generally fall when interest rates rise.



* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.



* PREPAYMENT RISKS. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.



* CALL RISKS. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

* LIQUIDITY RISKS. The non-investment grade securities and complex CMOs in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.



* RISKS OF FOREIGN INVESTING. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.



* CURRENCY RISKS. Because exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the U.S.



The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic] - See Appendix



The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.23%.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 2.30% (quarter ended September 30, 1998). Its lowest quarterly return was 1.24% (quarter ended June 30, 1998).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Merrill Lynch 1-Year Treasury Bill Index ("ML1YT"), a broad-based market index tracking 1 year U.S. government securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.



CALENDAR PERIOD          FUND    ML1YT
1 Year                   7.15%   5.89%
Start of Performance 1   7.47%   5.82%


1 The Fund's Institutional Service Shares start of performance date was May 31, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are the Fund's Fees and Expenses?

FEDERATED ULTRASHORT BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.



SHAREHOLDER FEES

Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                  None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                      None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of
offering price)                                                                     None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                            None
Exchange Fee                                                                        None

ANNUAL FUND OPERATING EXPENSES (Before Waivers and Reimbursements) 1 Expenses
That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                                    0.60%
Distribution (12b-1) Fee 3                                                          0.25%
Shareholder Services Fee                                                            0.25%
Other Expenses 4                                                                    0.41%
Total Annual Fund
Operating Expenses 5                                                                1.51%
1 Although not contractually obligated to do so, the Adviser will waive and reimburse and the distributor will waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending
September 30, 2000.
  Total Reimbursement and

Waiver of Fund Expenses                                                             0.71%
 Total Actual Annual Fund

Operating Expenses (after
waivers and

reimbursements)                                                                     0.80%
2 The Adviser expects to voluntarily waive a portion of the management fee. The
Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.25% for the fiscal year ending September 30, 2000.
3 The Fund's Institutional Service Shares have no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending September 30,
2000.
4 The Adviser is expected to voluntarily reimburse certain operating expenses of the Fund. The Adviser can terminate this voluntary reimbursement at any time.
Total other operating expenses paid by the Fund (after the anticipated voluntary reimbursement) is expected to be 0.30% for the year ended September 30, 1999.
5 For the fiscal year ended
September 30, 1999, the
Fund had Total Annual Fund
Operating Expenses and
Total Actual Annual Fund
Operating Expenses of
1.51% and 0.77%,
respectively.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS AND REIMBURSEMENTS as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year   $   154
3 Years  $   477
5 Years  $   824
10 Years $ 1,802



What are the Fund's Investment Strategies?



The Fund invests in a diversified portfolio of domestic and foreign fixed income securities, including corporate, mortgage-backed, other asset- backed and U.S. government securities. The Fund's Adviser actively manages the Fund's portfolio seeking to limit fluctuation in the Fund's share price due to changes in market interest rates while selecting investments that should offer enhanced returns based upon the Adviser's credit analysis. The Adviser limits fluctuation in the Fund's share price by limiting the dollar-weighted average modified duration of the Fund's portfolio to one year or less. The Adviser then seeks higher returns through security selection than are possible in a portfolio limited exclusively to very high credit quality securities. The Fund does not have the maturity and credit- quality constraints of a money market fund. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this section.

The Fund invests at least 65% of its portfolio in investment grade fixed income securities. The Fund may invest the remainder of its portfolio in non-investment grade fixed income securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). The Adviser attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset-backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage-backed securities, which usually have nominal credit risk, have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. In selecting securities, the Adviser seeks the higher relative returns of corporate and asset-backed (including mortgage-backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

The Adviser's investment process first allocates the Fund's portfolio among different types of fixed income securities. The Adviser makes a greater allocation of the Fund's portfolio to those types of securities that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at what the Adviser believes the yield "spread" should be of each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.)

Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Adviser also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return. In order to enhance returns, the Adviser may purchase lower rated securities that provide better returns than investment grade securities, and foreign securities that provide better returns than domestic securities. There is no assurance that the Adviser's efforts to enhance returns will be successful.

Within the Fund's one-year portfolio duration constraint, the Adviser may further manage interest rate risk by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:



* current and expected U.S. growth;

* current and expected interest rates and inflation;

* the U.S. Federal Reserve Board's monetary policy and

* changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.



Because the Fund will typically invest in fixed income securities with remaining maturities greater than one year, the Fund will use futures contracts and interest rate swaps to maintain the Fund's targeted duration.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing in assets in cash and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.



The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PRIVATELY ISSUED MORTGAGE BACKED SECURITIES



Privately issued mortgage securities (including privately issued CMOs) are issued by private entities, rather than U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in privately issued mortgage backed securities that are rated BBB or higher by an NRSRO.



ASSET BACKED SECURITIES



Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass- through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.



BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following types of futures contracts: financial futures, foreign currency forward contracts, and futures on securities indices.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

* Buy put options on portfolio securities and futures contracts in anticipation of a decrease in the value of the underlying asset; and

* Buy or write options to close out existing options positions.

The Fund may also write call options on portfolio securities and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may not buy or sell futures or related options if the margin deposits and premiums paid for these securities would exceed 5% of the Fund's total assets.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CURRENCY SWAPS

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

INVESTMENT RATINGS FOR NON-INVESTMENT GRADE SECURITIES

Non-investment grade securities (junk bonds) are rated below BBB by a NRSRO. These bonds have greater credit risk than investment grade securities.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.



Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.



Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT AND CALL RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.



CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risks and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.



What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV).

From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and Institutional Service Shares.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions and to individuals, directly or through investment professionals.



When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.



An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.



Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

RANDALL S. BAUER

Randall S. Bauer has been the Fund's portfolio manager since October 1998 and is the overall manager of the Fund. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

ROBERT E. CAULEY

Robert E. Cauley has been the Fund's portfolio manager since October 1998 and manages the mortgage backed securities asset category for the Fund. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

PAIGE WILHELM

Paige Wilhelm has been the Fund's portfolio manager since October 1998 and manages the money market instruments category for the Fund. Ms. Wilhelm joined Federated in 1985 and has been a Vice President of the Fund's Adviser since January 1997. She served as an Assistant Vice President of the Fund's Adviser from July 1994 to December 1996 and as an Investment Analyst from July 1991 through June 1994. Ms. Wilhelm earned her M.B.A.

from Duquesne University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.60% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditor's Report on page 42.



                              YEAR ENDED             PERIOD ENDED
                              SEPTEMBER 30,          SEPTEMBER 30,
                              1999 1              1998 2, 3

NET ASSET VALUE, BEGINNING
OF PERIOD                      $2.00                  $1.99
INCOME FROM INVESTMENT

OPERATIONS:

Net investment income           0.12 4                 0.10
Net realized and
unrealized gain (loss) on
investments and
futures contracts               0.01 5                 0.03
TOTAL FROM INVESTMENT

OPERATIONS                      0.13                   0.13
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.15)                 (0.11)
Distributions from net
realized gain on
investments and
futures contracts                  -                  (0.01)
Total distributions            (0.15)                 (0.12)
NET ASSET VALUE, END OF

PERIOD                         $1.98                  $2.00
TOTAL RETURN 6                  5.32%                  6.75%

RATIOS TO AVERAGE NET

ASSETS:

Expenses 7                      1.26%                  7.39% 8
Net investment income (net
operating loss) 7               5.87%                 (1.65%) 8
Expenses (after waivers
and reimbursements)             0.77%                   0.56% 8
Net investment income
(after waivers and
reimbursements)                 6.36%                   5.18% 8
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)               $196,032                    $100
Portfolio turnover                20%                    501%


1 For the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

2 Reflects operations for the period from October 3, 1997 (date of initial public investment) to September 30, 1998.

3 Per share amounts have been restated to reflect a share dividend as disclosed in the Notes.

4 Per share amount is based on the average number of shares outstanding.

5 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized loss on investments and futures contracts for the year ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

6 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

7 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

8 Computed on an annualized basis.



See Notes which are an integral part of the Financial Statements

Portfolio of Investments



SEPTEMBER 30, 1999



PRINCIPAL

AMOUNT                                           VALUE

                 ASSET-BACKED SECURITIES-

                 48.1%

                 AUTOMOBILE-8.3%

  $    545,881   AFG Receivables Trust
                 1996-B, Class A, 6.60%,

                 4/15/2001                        $     545,220
     1,336,188   AFG Receivables Trust
                 1996-D, Class A, 6.10%,

                 10/15/2001                           1,337,497

     1,000,000   Ford Credit Auto Loan
                 Master Trust 1995-1 A,

                 Class A, 6.50%, 8/15/2002            1,005,680
     2,000,000   Harley-Davidson Eaglemark
                 Motorcycle Trust 1999-1,

                 Class A4, 5.52%, 2/15/2005           1,966,740
       220,773   Household Auto Revolving
                 Trust I 1998-1, Class B1,

                 6.30%, 5/17/2005                       219,808

     5,000,000   Household Auto Revolving
                 Trust I 1999-1, Class A3,

                 6.33%, 6/17/2003                     5,004,050

     3,000,000   Nissan Auto Receivables
                 Owner Trust 1999-A, Class

                 A3, 6.47%, 9/15/2003                 3,008,910

     3,200,000   Toyota Auto Receivables
                 1999-A Owner Trust, Class

                 C, 6.70%, 8/16/2004                  3,188,544
                 TOTAL                               16,276,449

                 CREDIT CARD-8.2%

     5,000,000   Citibank Credit Card
                 Master Trust I 1998-6,

                 Class A, 5.85%, 4/10/2003            4,978,000
     2,000,000   MBNA Master Credit Card
                 Trust 1997-F, Class A,

                 6.60%, 11/15/2004                    2,015,380

     4,000,000   MBNA Master Credit Card
                 Trust 1999-I, Class A,

                 6.40%, 1/18/2005                     4,004,320

     5,000,000   Providian Master Trust 1999-2, Class A, 6.60%,

                 4/16/2007                            5,001,500
                 TOTAL                               15,999,200

                 HOME EQUITY LOAN-19.8%

       750,000 1 125 Home Loan Owner Trust
                 1998-1A, Class B-2,

                 12.16%, 2/15/2029                      636,563

       500,000   Amresco Residential
                 Securities Mortgage Loan
                 Trust 1996-1, Class A5,

                 7.05%, 4/25/2027                      496,455

     1,000,000   Chase Funding Mortgage
                 Loan 1999-1, Class IIB,

                 8.13%, 6/25/2028                     1,001,940

     1,000,000   Cityscape Home Equity Loan
                 Trust 1997-1, Class A4,

                 7.23%, 3/25/2018                       991,535

     5,000,000   ContiMortgage Home Equity
                 Loan Trust 1999-3, Class

                 A2, 6.77%, 1/25/2018                 4,960,150

       278,808   ContiMortgage Home Equity
                 Loan Trust 1994-4, Class

                 A6, 8.27%, 12/15/2024                  280,768

     1,000,000   ContiMortgage Home Equity
                 Loan Trust 1997-1, Class

                 A7, 7.32%, 9/15/2021                 1,000,000

       250,000   ContiMortgage Home Equity
                 Loan Trust 1997-5, Class B,

                 7.62%, 1/15/2029                       210,625

       800,000   Countrywide Asset-Backed
                 Certificates 1999-1, Class

                 BV, 8.09%, 2/25/2029                   792,816

     3,000,000   Countrywide Asset-Backed
                 Certificates 1999-2, Class

                 BV, 7.94%, 5/25/2029                 2,928,750

       300,000   EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%,

                 3/15/2012                              300,615

       907,000   EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%,

                 2/15/2020                              905,703

     1,000,000   Green Tree Home Equity Loan
                 Trust 1999-A, Class A3,

                 5.98%, 4/15/2018                       992,440

       235,661   Green Tree Home
                 Improvement Loan Trust
                 1995-C, Class B1, 7.20%,

                 7/15/2020                              234,503

       220,000   Green Tree Home
                 Improvement Loan Trust
                 1997-E, Class HEA, 6.61%,

                 1/15/2029                              220,479

PRINCIPAL

AMOUNT                                           VALUE

                 ASSET-BACKED SECURITIES-

                 continued

                 HOME EQUITY LOAN-CONTINUED

  $    296,243   Headlands Home Equity Loan
                 Trust 1998-2, Class A3,

                 6.67%, 12/15/2024                $     291,246
     2,000,000   Mellon Bank Home Equity
                 Installment Loan 1998-1,

                 Class B, 6.95%, 3/25/2015            1,916,640
     3,243,701   Merrill Lynch Mortgage
                 Investors, Inc. 1998-FF3,
                 Class BB, 5.50%,

                 11/20/2029                           3,150,445
       482,323   NC Finance Trust 1999-1,
                 Class B, 8.75%, 1/25/2029              467,251
     3,337,500   Salomon Brothers Mortgage
                 Sec. VII 1998-NC1, Class

                 M3, 6.63%, 3/30/2028                 3,113,787

     3,000,000   Salomon Brothers Mortgage
                 Sec. VII 1999-NC3, Class

                 M3, 8.48%, 7/25/2029                 2,966,250

     3,000,000   Salomon Brothers Mortgage
                 Sec. VII 1999-3, Class M3,

                 8.38%, 5/25/2029                     2,966,250

     2,500,000   Salomon Brothers Mortgage
                 Sec. VII 1999-NC2, Class

                 M3, 8.63%, 4/25/2029                 2,471,875

     1,900,000   Saxon Asset Securities
                 Trust 1998-1, Class BF2,

                 8.00%, 12/25/2027                    1,671,620

       800,000   Saxon Asset Securities
                 Trust 1999-1, Class BV1,

                 8.13%, 2/25/2029                       806,912

     2,173,331   Saxon Asset Securities
                 Trust 1999-2, Class BV1,

                 8.31%, 9/25/2001                     2,193,695

        35,000   The Money Store Home Equity
                 Trust 1996-B, Class A7,

                 7.55%, 2/15/2020                        35,180

        32,525   The Money Store Home Equity
                 Trust 1995-C, Class A3,

                 6.55%, 9/15/2021                        32,549

        70,000   The Money Store Home Equity
                 Trust 1997-D, Class AV2,

                 6.49%, 10/15/2026                       69,139

       190,000   The Money Store Home Equity
                 Trust 1998-B, Class AF4,

                 6.12%, 6/15/2021                       188,453

       500,000   UCFC Home Equity Loan Trust
                 1997-C, Class A5, 6.88%,

                 9/15/2022                              495,265
                 TOTAL                               38,789,899

                 MANUFACTURED HOUSING-6.3%
     1,257,675   Green Tree Financial Corp.

                 1993-4, Class B1, 7.20%,

                 1/15/2019                            1,247,224
       181,940   Green Tree Financial Corp.
                 1994-5, Class A4, 7.95%,

                 11/15/2019                             184,833
       500,000   Green Tree Financial Corp.
                 1994-7, Class A6, 8.95%,

                 3/15/2020                              521,910
       250,000   Green Tree Financial Corp.
                 1995-3, Class B1, 7.85%,

                 8/15/2025                              249,338
     1,065,431   Green Tree Financial Corp.
                 1996-10, Class A4, 6.42%,

                 11/15/2028                           1,068,649
       500,000   Green Tree Financial Corp.
                 1997-3, Class B1, 7.51%,

                 7/15/2028                              477,050
       450,000   Green Tree Financial Corp.
                 1997-4, Class A4, 6.65%,

                 2/15/2029                              451,440
     1,500,000   Green Tree Financial Corp.
                 1997-4, Class B1, 7.23%,

                 2/15/2029                            1,363,560

       461,568   Indymac Manufactured
                 Housing Contract 1997-1,

                 Class A3, 6.61%, 2/25/2028             459,025
     4,000,000   Merit Securities Corp. 12,
                 Class 1, 7.98%, 7/28/2033            3,748,760
     2,000,000   Merit Securities Corp. 13,
                 Class A4, 7.88%,

                 12/28/2033                           1,989,380

       121,571   Vanderbilt Mortgage
                 Finance 1995-B, Class A3,

                 6.68%, 5/7/2006                        121,636

       500,000   Vanderbilt Mortgage
                 Finance 1999-A, Class 2B2,

                 7.98%, 6/7/2016                        492,500
                 TOTAL                               12,375,305


PRINCIPAL

AMOUNT                                           VALUE

                 ASSET-BACKED SECURITIES-

                 continued

                 OTHER-5.5%

  $  1,200,000   Circuit City Credit Card
                 Master Trust 1995-1, Class

                 A, 6.38%, 8/15/2005              $   1,204,128
     5,000,000   Copelco Capital Funding
                 LLC 1999-B, Class A3,

                 6.61%, 12/18/2002                    5,003,900

       384,005   Green Tree Recreational
                 Equipment & Consumer Trust
                 Series 1996-A, Class B,

                 5.95%, 2/15/2018                       363,844

        98,516   Green Tree Recreational
                 Equipment & Consumer Trust
                 Series 1997-B, Class A1,

                 6.55%, 7/15/2028                        98,142

       818,378   NationsCredit Grantor
                 Trust 1997-1, Class A,

                 6.75%, 8/15/2013                       826,079

     1,450,000   Newcourt Equipment Trust
                 Securities 1998-2, Class

                 D, 7.21%, 9/15/2007                  1,440,104

     1,900,000   Newcourt Receivables Asset
                 Trust 1997-1, Class A4,

                 6.19%, 5/20/2005                     1,899,155
                 TOTAL                               10,835,352

                 TOTAL ASSET-BACKED
                 SECURITIES (IDENTIFIED

                 COST $95,090,105)                   94,276,205
                 COLLATERALIZED MORTGAGE

                 OBLIGATIONS-22.2%
                 WHOLE LOAN-22.2%

       771,394 1 Bayview Financial
                 Acquisition Trust 1998-1,
                 Class MI1, 7.52%,

                 5/25/2029                              727,038

       485,997 1 Bayview Financial
                 Acquisition Trust 1998-1,
                 Class MII-1, 6.13%,

                 5/25/2029                              463,826

       628,615   Bear Stearns Mortgage
                 Securities, Inc. 1996-8,
                 Class B3, 8.00%,

                 11/25/2027                             619,022
       297,482   C-BASS ABS, LLC Series
                 1998-3, Class AF, 6.50%,

                 1/25/2033                              286,699
     4,000,000   C-BASS ABS, LLC Series
                 1999-3, Class B1, 7.27%,

                 2/3/2029                             3,266,240

     1,725,119   Countrywide Home Loans
                 1999-5, Class A1, 6.75%,

                 5/25/2028                            1,675,306

     2,896,156   GE Capital Mortgage
                 Services, Inc. 1994-27,

                 Class A3, 6.50%, 7/25/2024           2,894,042
       500,000   GE Capital Mortgage
                 Services, Inc. 1997-HE4,
                 Class A5, 6.80%,

                 12/25/2017                             496,775

        75,416   GE Capital Mortgage
                 Services, Inc. 1998-11,
                 Class 1A1, 6.75%,

                 6/25/2028                               75,446

       962,114   Greenwich Capital
                 Acceptance 1994-C, Class

                 B1, 6.45%, 1/25/2025                   960,633

     2,200,000   Homeside Mortgage
                 Securities, Inc. 1998-1,

                 Class A2, 6.75%, 2/25/2028           2,116,768
       100,000 1 Mellon Residential Funding
                 Corp. 1998-TBC1, Class B4,
                 6.59%, 10/25/2028                       74,750

       802,361   Norwest Asset Securities
                 Corp. 1998-2, Class A1,

                 6.50%, 2/25/2028                       798,077

     4,813,230   PNC Mortgage Securities
                 Corp. 1999-5, Class 2A1,

                 6.75%, 7/25/2029                     4,697,672

       629,858   Resecuritization Mortgage
                 Trust 1998-A, Class B3,

                 7.88%, 10/26/2023                      533,609

     1,000,000   Residential Accredit
                 Loans, Inc. 1997-QS12,
                 Class A6, 7.25%,

                 11/25/2027                           1,003,360

       250,000   Residential Accredit
                 Loans, Inc. 1998-QS14,
                 Class A1, 6.75%,

                 10/25/2028                             248,870

     4,127,253   Residential Accredit
                 Loans, Inc. 1998-QS14,
                 Class A2, 6.50%,

                 10/25/2028                           3,942,394

     5,791,809   Residential Asset Securitization Trust 1997- A13, Class A13,
                 6.92%,

                 5/25/2027                            5,713,619

       441,450   Residential Asset Securitization Trust 1998- A12, Class A1,
                 6.75%,

                 11/25/2028                             438,744

       581,763   Residential Asset Securitization Trust 1998- A5, Class A1,
                 6.75%,

                 6/25/2028                              582,012

       755,811   Residential Asset Securitization Trust 1998- A6, Class IA7,
                 6.75%,

                 7/25/2028                              756,602

PRINCIPAL

AMOUNT                                           VALUE

                 COLLATERALIZED MORTGAGE

                 OBLIGATIONS-continued

                 WHOLE LOAN-CONTINUED

  $  1,338,715   Residential Funding
                 Mortgage Securities I
                 1994-S13, Class M1, 7.00%,

                 5/25/2024                        $   1,312,316
     1,259,308   Residential Funding
                 Mortgage Securities I
                 1995-S4, Class M1, 8.00%,

                 4/25/2010                            1,261,952

     1,500,000   Residential Funding
                 Mortgage Securities I
                 1996-S1, Class A11, 7.10%,

                 1/25/2026                            1,495,350

       486,110   Residential Funding
                 Mortgage Securities I
                 1996-S25, Class M3, 7.75%,

                 12/25/2026                             480,248

     6,745,292   Structured Asset
                 Securities Corp. 1999-
                 ALS2, Class A2, 6.75%,

                 7/25/2029                            6,600,888

                 TOTAL COLLATERALIZED
                 MORTGAGE OBLIGATIONS
                 (IDENTIFIED

                 COST $44,294,525)                   43,522,258
                 CORPORATE BONDS-8.1%

                 FINANCE - RETAIL-5.0%

       600,000   AT&T Capital Corp., Medium
                 Term Note, 6.16%,

                 12/3/1999                              601,056
     3,000,000   Banco Latinoamericano SA,
                 Note, 7.20%, 5/15/2002               2,973,099
     4,200,000   Corp Andina De Fomento,
                 Bond, 7.38%, 7/21/2000               4,217,850
     2,000,000   Wells Fargo Co., Note,
                 6.50%, 9/3/2002                      1,995,800
                 TOTAL                                9,787,805

                 FINANCIAL INTERMEDIARIES-
                 0.5%

     1,000,000   Lehman Brothers Holdings,
                 Inc., Medium Term Note,

                 6.38%, 3/15/2001                       992,910

                 INSURANCE-0.5%
     1,000,000   Conseco, Inc., Sr. Note,

                 7.88%, 12/15/2000                    1,002,230

                 TELECOMMUNICATIONS &
                 CELLULAR-2.1%

     4,000,000   Cox Communications, Inc.,

                 Note, 6.38%, 6/15/2000               4,009,160

                 TOTAL CORPORATE BONDS
                 (IDENTIFIED COST

                 $15,809,349)                        15,792,105
                 GOVERNMENTS/AGENCIES-1.4%
     2,767,500   Brazil, Government of,

                 IDU, 6.06%, 1/1/2001
                 (identified cost

                 $2,605,309)                          2,687,934
PRINCIPAL

AMOUNT                                           VALUE

                 MUTUAL FUND-4.7%

  $  1,062,025   High Yield Bond Portfolio
                 (identified cost

                 $9,950,813)  $                       9,292,719
                 PREFERRED STOCK-0.6%

        50,000 TCI Communications Fing I TR Originated PFD Secs (identified cost

                 $1,310,000)                          1,256,250
                 REPURCHASE AGREEMENT-17.4%

                 2

    34,045,000   ABN AMRO, Inc., 5.45%,
                 dated 9/30/1999, due
                 10/1/1999 (at amortized

                 cost)                               34,045,000

                 TOTAL INVESTMENTS
                 (IDENTIFIED COST

                 $203,105,101) 3                  $ 200,872,471


1 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the fund's board of directors. At September 30, 1999, these securities amounted to $1,902,177 which represents 1.0% of net assets.

2 The repurchase agreement is fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in joint accounts with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $203,108,927. The net unrealized depreciation of investments on a federal tax basis amounts to $2,236,456 which is comprised of $226,447 appreciation and $2,462,903 depreciation at September 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($196,031,517) at September 30, 1999.



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



SEPTEMBER 30, 1999



ASSETS:
Investment in repurchase
agreement                      $  34,045,000
Investments in securities        166,827,471
Total investments in
securities, at value
(identified cost
$203,105,101 and tax
cost $203,108,927)                               $ 200,872,471
Income receivable                                    1,471,740
Receivable for shares sold                           1,137,444
Receivable for daily
variation margin                                       240,704
TOTAL ASSETS                                       203,722,359
LIABILITIES:

Payable for investments

purchased                          5,511,621
Payable for shares
redeemed                           1,493,756
Income distribution
payable                              313,580
Accrued expenses                     371,885
TOTAL LIABILITIES                                    7,690,842
Net assets                                       $ 196,031,517
NET ASSETS CONSIST OF:

Paid in capital                                  $ 197,773,899
Net unrealized
depreciation of
investments and futures
contracts                                           (2,195,938)
Accumulated net realized
gain on investments and
futures contracts                                      370,056
Accumulated undistributed
net investment income                                   83,500
TOTAL NET ASSETS                                 $ 196,031,517
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$196,031,517 / 98,972,719
shares outstanding                                       $1.98




See Notes which are an integral part of the Financial Statements

Statement of Operations



YEAR ENDED SEPTEMBER 30, 1999



INVESTMENT INCOME:
Dividends                                                         $     485,696
Interest                                                              4,834,248
TOTAL INCOME                                                          5,319,944
EXPENSES:

Investment advisory fee                          $  447,691
Administrative personnel
and services fee                                    111,301
Custodian fees                                        8,258
Transfer and dividend
disbursing agent fees and
expenses                                             24,719
Directors'/Trustees' fees                             2,990
Auditing fees                                        10,000
Legal fees                                            2,439
Portfolio accounting fees                            52,206
Shareholder services fee                            186,538
Share registration costs                             79,748
Printing and postage                                 13,707
Insurance premiums                                    1,224
Taxes                                                   255
Miscellaneous                                         1,148
TOTAL EXPENSES                                      942,224
WAIVERS AND

REIMBURSEMENTS:

Waiver of investment

advisory fee                    $  (258,911)
Reimbursement of other

operating expenses                 (109,376)

TOTAL WAIVERS AND

REIMBURSEMENTS                                     (368,287)
Net expenses                                                            573,937
Net investment income                                                 4,746,007
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS:
Net realized gain on
investments and futures

contracts                                                               370,056
Net change in unrealized
depreciation of
investments and
futures contracts                                                    (2,195,938)
Net realized and
unrealized loss on
investments and
futures contracts                                                    (1,825,882)
Change in net assets
resulting from operations                                         $   2,920,125




See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





                               YEAR ENDED           PERIOD ENDED
                               SEPTEMBER 30,        SEPTEMBER 30,
                               1999                 1998  1

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $    4,746,007       $     240,399
Net realized gain on
investments and futures
contracts ($410,570 and
$45,849, respectively, as
computed for federal tax
purposes)                              370,056              45,849
Net change in unrealized
depreciation of
investments and
futures contracts                   (2,195,938)                   -
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            2,920,125             286,248
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                         -            (171,646)
Institutional Service
Shares                              (4,663,861)            (67,399)
Distributions from net
realized gain on
investments and
futures contracts
Institutional Shares                         -             (28,854)
Institutional Service
Shares                                       -                  (1)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (4,663,861)           (267,900)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             325,135,965           8,976,726
Net asset value of shares
issued to shareholders in
payment of distributions
declared                             2,839,714              84,773
Cost of shares redeemed           (130,300,447)        (14,014,250)
CHANGE IN NET ASSETS
RESULTING FROM

SHARE TRANSACTIONS                 197,675,232          (4,952,751)
Change in net assets               195,931,496          (4,934,403)
NET ASSETS:

Beginning of period                    100,021           5,034,424
End of period (including
undistributed net
investment income of
$83,500 and $1,354,

respectively)                   $  196,031,517       $     100,021


1 For the period from October 3, 1997 (date of initial public investment) to September 30, 1998.



See Notes which are an integral part of the Financial Statements

Notes to Financial Statements



SEPTEMBER 30, 1999

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund") (formerly, Federated Limited Duration Government Fund), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is to provide total return consistent with current income.

Shareholders and/or the Board of Directors (the "Directors") approved a change in the name of the Fund as follows:



EFFECTIVE DATE    NEW NAME

10/27/98          Federated Ultrashort Bond Fund


Previously, the Fund offered two classes of shares, Institutional Shares and Institutional Service Shares. As of September 10, 1998, the Institutional Shares were no longer offered. The unissued shares were subsequently reclassified as Institutional Service Shares.

On August 20, 1998, the Directors declared a stock split. The stock split was effected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one (1) share in order to establish a $2.00 per share net asset value. All transactions in capital stock and per share data prior to October 21, 1998 have been restated to give effect to the split.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The following reclassifications have been made to the financial statements.



           INCREASE (DECREASE)
           ACCUMULATED NET REALIZED

PAID-IN    GAIN ON INVESTMENTS
CAPITAL    AND FUTURES CONTRACTS


$45,844                    $(45,844)


Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income and gains. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

FUTURES CONTRACTS

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield, hedge against interest rate risk, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended September 30, 1999, the Fund had realized gains of $380,016 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At September 30, 1999, the Fund had outstanding futures contracts as set forth below:



                                                                                                            UNREALIZED
                                                                                                            APPRECIATION

EXPIRATION DATE                                    CONTRACTS TO DELIVER/RECEIVE                 POSITION   (DEPRECIATION)
December 1999                                      75 U.S. Treasury 2-Year Note Futures         Short       $           0
December 1999                                      35 U.S. Treasury 10-Year Note Futures        Short               6,836
December 1999                                      55 U.S Treasury 5-Year Note Futures          Short               4,028
December 1999                                      15 U.S. Treasury 20-Year Long Bond Futures   Short              28,828
June 2001                                          60 90-Day Euro Dollar Futures                Short                   0
December 2001                                      60 90-Day Euro Dollar Futures                Short              (3,000)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS                                                                  $36,692


RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At September 30, 1999, par value shares ($0.001 per share) authorized were as follows:



                               Number of Par
                               Value Capital

CLASS NAME                     Stock Authorized
Institutional Service Shares   2,000,000,000


Transactions in capital stock were as follows:



                               YEAR ENDED                          PERIOD ENDED
                               SEPTEMBER 30, 1999                  SEPTEMBER 30, 1998 1
INSTITUTIONAL SHARES:          SHARES              AMOUNT          SHARES             AMOUNT
Shares sold                             -               -           2,428,936       $   4,813,126
Shares issued to
shareholders in payment of
distributions declared                  -               -              14,630              28,987
Shares redeemed                         -               -          (4,986,238)         (9,894,109)
NET CHANGE RESULTING
FROM INSTITUTIONAL

SHARE TRANSACTIONS 2                    -               -          (2,542,672)      $  (5,051,996)


                              YEAR ENDED                           PERIOD ENDED
                              SEPTEMBER 30, 1999                   SEPTEMBER 30, 1998 1
INSTITUTIONAL SERVICE

SHARES:                       SHARES              AMOUNT           SHARES             AMOUNT
Shares sold                   162,741,803       $  325,135,965      2,100,920       $   4,163,600
Shares issued to
shareholders in payment of
distributions declared          1,426,095            2,839,714         28,199              55,786
Shares redeemed               (65,245,181)        (130,300,447)    (2,079,117)         (4,120,141)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS             98,922,717       $  197,675,232         50,002       $      99,245
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             98,922,717       $  197,675,232     (2,492,670)      $  (4,952,751)


1 For the period from October 3, 1997 (date of initial public investment) to September 30, 1998.

2 Effective September 10, 1998, the Fund no longer offers Institutional Shares.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1999, were as follows:



Purchases    $183,689,748
Sales         $13,523,329


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)

On May 19, 1999, the Fund's Directors upon the recommendation of the Audit Committee of the Directors, requested and subsequently accepted the resignation of Ernst & Young LLP ("E&Y") as the Fund's independent auditors. E&Y's report on the Fund's financial statements for the period from October 3, 1997 (date of initial public investment) to September 30, 1998, contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the period from October 3, 1997 to September 30, 1998; (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such period, and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Directors, upon the recommendation of the Audit Committee of the Directors, has engaged Deloitte & Touche LLP ( "D&T") as the independent auditors to audit the Fund's financial statements for the fiscal year ending September 30, 1999. During the period from October 3, 1997 to September 30, 1998, neither the Fund, nor anyone on the Fund's behalf has consulted D&T on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(v) of said Item 304).



Independent Auditors' Report



TO THE DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC.

AND SHAREHOLDERS OF FEDERATED ULTRASHORT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Ultrashort Bond Fund (the "Fund") as of September 30, 1999, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the period from October 3, 1997 (date of initial public investment) to September 30, 1998 were audited by other auditors whose report dated October 22, 1998, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1999, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ultrashort Bond Fund as of September 30, 1999, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts

November 12, 1999



 [Graphic]
 Federated

 World-Class Investment Manager

 PROSPECTUS

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SERVICE SHARES



NOVEMBER 30, 1999

A Statement of Additional Information (SAI) dated November 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341- 7400.

You can obtain information about the Fund (including the SAI) by writing or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying charges.



 [Graphic]
 Federated

 Federated Ultrashort Bond Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-7115

Cusip 31428Q606



G02481-01 (11/99)



 [Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SERVICE SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Ultrashort Bond Fund--Institutional Service Shares (Fund), dated November 30, 1999. Obtain the prospectus and the Annual Report's Management Discussion and Analysis

without charge by calling 1-800-341-7400.



NOVEMBER 30, 1999



 [Graphic]
 Federated

 World-Class Investment Manager
 Federated Ultrashort Bond Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

G02481-02 (11/99)



[Graphic]

CONTENTS



How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  8

How is the Fund Sold?  8

Subaccounting Services  9

Redemption in Kind  9

Account and Share Information  9

Tax Information  9

Who Manages and Provides Services to the Fund?  10

How Does the Fund Measure Performance?  13

Who is Federated Investors, Inc.?  14

Investment Ratings  15

Addresses  17



How is the Fund Organized?



The Fund is a diversified portfolio of Federated Total Return Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 11, 1993. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. The Corporation changed its name from Insight Institutional Series, Inc. to Federated Total Return Series, Inc. on March 21, 1995. On August 20, 1998, the Board of Directors approved changing the name of the Fund from Federated Limited Duration Government Fund to Federated Ultrashort Bond Fund.

The Board of Directors (the "Board") has established one class of shares of the Fund, known as Institutional Service Shares (Shares). This SAI relates to this class of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former Adviser to the Fund, became Federated Investment Management Company (formerly, Federated Advisers).



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments.

PRIVATELY ISSUED MORTGAGE BACKED SECURITIES

Privately issued mortgage securities (including privately issued CMOs) are issued by private entities, rather than U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in privately issued mortgage backed securities that are rated BBB or higher by a NRSRO.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in- kind or PIK securities.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following types of futures contracts: financial futures, foreign currency forward contracts, and futures on securities indices.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

* Buy put options on portfolio securities and futures contracts in anticipation of a decrease in the value of the underlying asset and

* Buy or write options to close out existing options positions.

The Fund may also write call options on portfolio securities and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

The Fund may not buy or sell futures or related options if the margin deposits and premiums paid for these securities would exceed 5% of the Fund's total assets.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

INVESTMENT RATINGS FOR NON-INVESTMENT GRADE SECURITIES

Non-investment grade securities (junk bonds) are rated below BBB by a NRSRO. These bonds have greater credit risk than investment grade securities.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES



The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSRO. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.



SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS AND BORROWING FOR LEVERAGE

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. The Fund may borrow an amount up to one-third of the Fund's net assets (exclusive of such borrowings) for leverage purposes.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.



INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter- fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter- fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in the prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT AND CALL RISKS

* Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price or yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.

* Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage backed securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

* Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable weighted average life (the spread). An increase in the spread will cause the price of the security to decline. Spreads may generally increase in response to adverse economic or market conditions.

* Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

* If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

* Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

* Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS ASSOCIATED WITH COMPLEX CMOS

* CMOs with complex terms, such as companion classes, IOs, POs, and Inverse Floaters, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

LEVERAGE RISKS

* Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

RISKS OF FOREIGN INVESTING

* Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

* Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

* Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

CURRENCY RISKS

* Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

* The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide total return consistent with current income. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.



CONCENTRATION OF INVESTMENTS

The Fund will not acquire more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.



BORROWING MONEY

The Fund will not borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowings to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those related to indices, options on futures contracts or indices, and dollar roll transactions shall not constitute borrowing.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

LENDING CASH OR SECURITIES

The Fund will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or Articles of Incorporation).

ISSUING SENIOR SECURITIES

The Fund will not issue senior securities, except as permitted by its investment objective and policies.

The above limitations cannot be changed unless authorized by the Board of Directors (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Directors, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

* for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

* futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

* for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

* for all other securities at fair value as determined in good faith by the Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.



What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.



RULE 12B-1 PLAN--INSTITUTIONAL SERVICE SHARES



As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.



As of November 12, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service
Shares: Charles Schwab & Co., Inc., San Francisco, CA, 8.78%; and Federated

Services Corp., Pittsburgh, PA, 9.72%.



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of four funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of November 12, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Service Shares.





NAME                                                                    AGGREGATE      TOTAL
BIRTH DATE                                                              COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS            CORPORATION    AND FUND COMPLEX
JOHN F. DONAHUE*#+                       Chief Executive Officer                  $0   $0 for the Corporation and
Birth Date: July 28, 1924                and Director or Trustee of                    54 other investment
Federated Investors Tower                the Federated Fund                            companies in the
1001 Liberty Avenue                      Complex; Chairman and                         Fund Complex
Pittsburgh, PA                           Director, Federated
CHARIMAN AND DIRECTOR                    Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling, and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.

THOMAS G. BIGLEY                         Director or Trustee of            $1,087.15   $113,860.22 for the
Birth Date: February 3, 1934             the Federated Fund                            Corporation and
15 Old Timber Trail                      Complex; Director, Member                     54 other investment
Pittsburgh, PA                           of Executive Committee,                       companies in the

DIRECTOR                                 Children's Hospital of                        Fund Complex
                                         Pittsburgh; Director,

                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director, MED
                                         3000 Group, Inc.

                                        (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.

JOHN T. CONROY, JR.                      Director or Trustee of the        $1,196.04   $125,264.48 for the
Birth Date: June 23, 1937                Federated Fund Complex;                       Corporation and
Wood/Commercial Dept.                    President, Investment                         54 other investment
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       companies in the
3255 Tamiami Trail North                 Senior Vice President,                        Fund Complex
Naples, FL                               John R. Wood and
DIRECTOR                                 Associates, Inc.,
                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.
NICHOLAS CONSTANTAKIS                    Director or Trustee of the        $1,087.15   $47,958.02 for the
Birth Date: September 3, 1939            Federated Fund Complex;                       Corporation and
175 Woodshire Drive                      formerly: Partner,                            29 other investment
Pittsburgh, PA                           Andersen Worldwide SC.                        companies in the
DIRECTOR                                                                               Fund Complex
JOHN F. CUNNINGHAM                       Director or Trustee of some         $570.74   $0 for the Corporation and
Birth Date: March 5, 1943                of the Federated Fund                         46 other investment
353 El Brillo Way                        Complex; Chairman,                            companies in the
Palm Beach, FL                           President and Chief                           Fund Complex
DIRECTOR                                 Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting) ; Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications and
                                         EMC Corporation (computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.
J. CHRISTOPHER DONAHUE*+                 President or Executive                   $0   $0 for the
Birth Date: April 11, 1949               Vice President of the                         Corporation and
Federated Investors Tower                Federated Fund Complex;                       16 other investment
1001 Liberty Avenue                      Director or Trustee of some                   companies in the
Pittsburgh, PA                           of the Funds in the                           Fund Complex

EXECUTIVE VICE PRESIDENT                 Federated Fund Complex;
AND DIRECTOR                             President, Chief Executive

                                         Officer and Director, Federated
                                         Investors, Inc.; President and Trustee,
                                         Federated Investment Management
                                         Company; President and Trustee,
                                         Federated Investment Counseling;
                                         President and Director, Federated
                                         Global Investment Management Corp.;
                                         President, Passport Research, Ltd.;
                                         Trustee, Federated Shareholder Services
                                         Company; Director, Federated Services
                                         Company.

LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the        $1,087.15   $113,860.22 for the
Birth Date: October 11, 1932             Federated Fund Complex;                       Corporation and
3471 Fifth Avenue                        Professor of Medicine,                        54 other investment
Suite 1111                               University of Pittsburgh;                     companies in the
Pittsburgh, PA                           Medical Director,                             Fund Complex
DIRECTOR                                 University of Pittsburgh
                                         Medical Center - Downtown;
                                         Hematologist, Oncologist, and
                                         Internist, University of Pittsburgh
                                         Medical Center; Member, National Board
                                         of Trustees, Leukemia Society of
                                         America.


NAME                                                                    AGGREGATE      TOTAL
BIRTH DATE                                                              COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS            CORPORATION    AND FUND COMPLEX
PETER E. MADDEN                          Director or Trustee of the          $989.03   $113,860.22 for the
Birth Date: March 16, 1942               Federated Fund Complex;                       Corporation and
One Royal Palm Way                       formerly: Representative,                     54 other investment
100 Royal Palm Way                       Commonwealth of                               companies in the
Palm Beach, FL                           Massachusetts General                         Fund Complex
DIRECTOR                                 Court; President, State
                                         Street Bank and Trust
                                         Company and State
                                         Street Corporation.
                                         Previous Positions:
                                         Director, VISA USA and VISA
                                         International; Chairman
                                         and Director,
                                         Massachusetts Bankers
                                         Association; Director,
                                         Depository Trust
                                         Corporation; Director, The
                                         Boston Stock Exchange.

CHARLES F. MANSFIELD, JR.                Director or Trustee of some         $600.16   $0 for the
Birth Date: April 10, 1945               of the Federated Fund                         Corporation and
80 South Road                            Complex; Management                           50 other investment
Westhampton Beach, NY                    Consultant.                                   companies in the
DIRECTOR                                 Previous Positions: Chief                     Fund Complex
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of            $1,171.83   $113,860.22 for the
Birth Date: December 20, 1932            the Federated Fund                            Corporation and
President, Duquesne University           Complex; President, Law                       54 other investment
Pittsburgh, PA                           Professor, Duquesne                           companies in the
DIRECTOR                                 University; Consulting                        Fund Complex

                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law,
                                         Villanova University
                                         School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the        $1,087.15   $113,860.22 for the
Birth Date: June 21, 1935                Federated Fund Complex;                       Corporation and
4905 Bayard Street                       Public Relations/                             54 other investment
Pittsburgh, PA                           Marketing/Conference                          companies in the
DIRECTOR                                 Planning.  Fund Complex
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

JOHN S. WALSH                            Director or Trustee of some         $570.74   $0 for the
Birth Date: November 28, 1957            of the Federated Fund                         Corporation and
2007 Sherwood Drive                      Complex; President and                        48 other investment
Valparaiso, IN                           Director, Heat Wagon, Inc.                    companies in the
DIRECTOR                                 (manufacturer of                              Fund Complex
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products, Inc.
                                         (distributor of portable
                                         construction heaters);
                                         President, Portable Heater
                                         Parts, a division of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway
                                         contractor); formerly:
                                         Vice President, Walsh &
                                         Kelly, Inc.

GLEN R. JOHNSON                          Staff member, Federated                  $0   $0 for the
Birth Date: May 2, 1929                  Securities Corp.                              Corporation and
Federated Investors Tower                                                              8 other investment
1001 Liberty Avenue                                                                    companies in the
Pittsburgh, PA                                                                         Fund Complex

PRESIDENT

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the
Birth Date: October 22, 1930             of the Funds in the                           Corporation and 1
Federated Investors Tower                Federated Fund Complex;                       other investment company
1001 Liberty Avenue                      President, Executive Vice                     in the Fund Complex
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company, Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the
Birth Date: October 26, 1938             and Secretary of the                          Corporation and
Federated Investors Tower                Federated Fund Complex;                       54 other investment
1001 Liberty Avenue                      Executive Vice President,                     companies in the
Pittsburgh, PA                           Secretary, and Director,                      Fund Complex
EXECUTIVE VICE PRESIDENT AND SECRETARY   Federated Investors, Inc.;
                                         Trustee, Federated
                                         Investment Management
                                         Company and Federated
                                         Investment Counseling;
                                         Director, Federated Global
                                         Investment Management
                                         Corp., Federated Services
                                         Company and Federated
                                         Securities Corp.
RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the
Birth Date: June 17, 1954                Fund Complex; Vice                            Corporation and
Federated Investors Tower                President - Funds                             54 other investment
1001 Liberty Avenue                      Financial Services                            companies in the
Pittsburgh, PA                           Division, Federated                           Fund Complex

TREASURER                                Investors, Inc.; formerly:
                                         various management
                                         positions within Funds
                                         Financial Services
                                         Division of Federated
                                         Investors, Inc.


NAME                                                                    AGGREGATE      TOTAL
BIRTH DATE                                                              COMPENSATION   COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          FROM           FROM CORPORATION
POSITION WITH CORPORATION                FOR PAST FIVE YEARS            CORPORATION    AND FUND COMPLEX
WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the
Birth Date: March 3, 1949                of this Fund and various                      Corporation and
Federated Investors Tower                other Funds in the                            41 other investment
1001 Liberty Avenue                      Federated Fund Complex;                       companies in the
Pittsburgh, PA                           Executive Vice President,                     Fund Complex
CHIEF INVESTMENT OFFICER                 Federated Investment
                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

JOSEPH M. BALESTRINO                     Joseph M. Balestrino is                  $0   $0 for the Corporation and
Birth Date: November 3, 1954             Vice President of the                         3 other investment
Federated Investors Tower                Corporation.                                  companies in the
1001 Liberty Avenue                      Mr. Balestrino joined                         Fund Complex
Pittsburgh, PA                           Federated in 1986 and has
VICE PRESIDENT                           been a Senior Portfolio
                                         Manager and Senior Vice President of
                                         the Fund's Adviser since 1998. He was a
                                         Portfolio Manager and a Vice President
                                         of the Fund's Adviser from 1995 to
                                         1998. Mr. Balestrino served as a
                                         Portfolio Manager and an Assistant Vice
                                         President of the Adviser from 1993 to
                                         1995. Mr. Balestrino is a Chartered
                                         Financial Analyst and received his
                                         Master's Degree in Urban and Regional
                                         Planning from the University of
                                         Pittsburgh.


* An asterisk denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation.



++ Messrs. Cunningham, Mansfield and Walsh became members of the Board of Directors on April 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



On September 30, 1999, the Fund owned securities of the following regular broker/dealer: Lehman Brothers Holdings, Inc. with a market value of $992,910.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS



The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED SEPTEMBER 30       1999          1998 1
Advisory Fee Earned                 $ 447,691     $  17,399
Advisory Fee Reduction                258,911        17,399
Brokerage Commissions                       0             0
Administrative Fee                    111,301       143,535
12B-1 FEE

Institutional Service Shares                0             --

SHAREHOLDER SERVICES FEE

Institutional Service Shares          186,538             --


1 For the period October 3, 1997 (date of initial public investment) to September 30, 1998.

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year and Start of Performance periods ended September 30, 1999.

Yield are given for the 30-day period ended September 30, 1999.





                                                         START OF PERFORMANCE

SHARE CLASS                     30-DAY PERIOD   1 YEAR   ON MAY 31, 1997
INSTITUTIONAL SERVICE SHARES:

Total Return                    NA              5.32%    6.46%
Yield                           6.22%           NA       NA


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;



* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and



* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ULTRASHORT BOND FUND AVERAGE

Lipper Ultrashort Bond Fund Average ranks funds that invest 65% of their assets in investment grade debt issues and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

SALOMON SMITH BARNEY U.S. TREASURY BENCHMARK (ON-THE-RUN) INDEXES

Salomon Smith Barney U.S. Treasury Benchmarks (on-The-Run) Indexes is composed of total returns for the current 1-year, 2-year, 3-year, 5-year, 10-year and 30-year on-the-run Treasury that has been in existence for the entire month.



MERRILL LYNCH 1-YEAR TREASURY INDEX

Merrill Lynch 1-Year Treasury Index is an unmanaged index tracking 1-year U.S. Government securities.

MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX

Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--
J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.



MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.



CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.



CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F- 1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

* Leading market positions in well-established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED ULTRASHORT BOND FUND

Institutional Service Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS



Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116



                                    APPENDIX

FEDERATED ULTRASHORT BOND FUND

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Federated Ultrashort Bond Fund as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 8.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features one distinct vertical bars shaded in charcoal, and visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for the calendar year is stated directly at the bottom of the bar, for the calendar year 1998. The percentage noted is -7.15%.

FEDERATED LIMITED DURATION FUND

RISK/RETURN BAR CHART AND TABLE - INSTITUTIONAL SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Federated Limited Duration Fund as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 8.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through1998. The percentages noted are 7.64% and 6.37%, respectively.

RISK/RETURN BAR CHART AND TABLE - INSTITUTIONAL SERVICE SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Federated Limited Duration Fund as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 8.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through1998. The percentages noted are 7.39% and 6.06%, respectively.

FEDERATED MORTGAGE FUND

RISK/RETURN BAR CHART AND TABLE - INSTITUTIONAL SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Federated Mortgage Fund as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 8.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for the calendar year is stated directly at the bottom of the bar, for the calendar year 1998. The percentage noted is 7.58%.

RISK/RETURN BAR CHART AND TABLE - INSTITUTIONAL SERVICE SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Federated Mortgage Fund as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 8.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for the calendar year is stated directly at the bottom of the bar, for the calendar year 1998. The percentage noted is 7.26%.

FEDERATED TOTAL RETURN BOND FUND

RISK/RETURN BAR CHART AND TABLE - INSTITUTIONAL SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares of Federated Total Return Bond Fund as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 4.00% up to 12.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through1998. The percentages noted are 10.58% and 9.23%, respectively.

RISK/RETURN BAR CHART AND TABLE - INSTITUTIONAL SERVICE SHARES

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares of Federated Total Return Bond Fund as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 4.00% up to 12.00%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through1998. The percentages noted are 10.25% and 8.91%, respectively.

ITEM 23.    EXHIBITS.

        (a) (i) Conformed copy of Articles of Incorporation; (ii) Conformed copy of Articles of Amendment of Articles of

                    Incorporation; (2)
        (b)    Copy of By-Laws; (1)

        (c) Copy of Specimen Certificate for Shares of Capital Stock of the Registrant; (10)

        (d)    (i)    Copy of Investment Advisory Contract and conformed
                      copies of Exhibits A and B of Investment Advisory
                      Contract; (7)
               (ii)   Conformed copies of Exhibits D and E of Investment
                      Advisory Contract; (11)

        (e) (i) Copy of Distributor's Contract and Conformed copies of Exhibits A, B, C, and D to Distributor's Contract;(4)

               (ii) Copy of Distributor's Contract and Conformed copies of Exhibits E and F to Distributor's Contract; (10)

               (iii) Conformed copies of Exhibits G and H to Distributor's Contract; (11)

               (iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269);

        (f)    Not Applicable;

        (g) (i) Conformed copy of the Custodian Agreement of the Registrant; (4)

               (ii) Conformed Copy of Fee Schedule to the Custodian Agreement of the Registrant; (13)

-------------------------------------------------
+     All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 25, 1993. (File Nos. 33-50773 and 811-7115)

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115)

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 6, 1995. (File Nos. 33-50773 and 811-7115)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos. 33-50773 and 811-7115)

        (h)    (i)    Conformed copy of Fund Accounting Services,
                      Administrative Services, Transfer Agency Services, and Custody Services Procurement Agreement of the
                      Registrant; (13)

               (ii) Conformed copy of Administrative Services Agreement; (4)
               (iii) Conformed copy of Exhibit B of Funds Participating in

                      Services Agreement; (15)

               (iv)  The responses described in Item 24(b)(6) are hereby
                      incorporated by reference;

               (v) Conformed Copy of Amended and Restated Shareholder Services Agreement of the Registrant; (13)

        (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)

        (j) Conformed copy of Consent of Independent Auditors;(+) (k) Not Applicable; (l) Conformed copy of Initial Capital Understanding; (3) (m)
        (i) Conformed copy of Distribution Plan including Exhibits

                      A and B; (11)

               (ii) Conformed copy of Exhibits C to Distribution Plan;(10) (iii) Conformed copy of Exhibit D and E to Distribution

                      Plan; (11)

               (iv) The responses described in Item 24(b)(6) are hereby incorporated by reference;

        (n) Copies of Financial Data Schedules; (not included per footnote 60 of Release No. 33-7684)

        (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);

        (p) (i) Conformed copy of Power of Attorney; (+) (ii) Conformed copy of Limited Power of Attorney; (10) (iii) Conformed copy of Power of Attorney for William D.

                      Dawson; (+)

----------------------------------
 +    All exhibits have been filed electronically.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)

(3)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1A filed January 13, 1994. (File Nos. 33-50773 and 811-7115)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos. 33-50773 and 811-7115)

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed August 28, 1998. (File Nos. 33-50773 and 811-7115)

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification: (1)

Item 26.  Business and Other Connections of Investment Adviser:

           For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      David A. Briggs
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Jeffrey A. Kozemchak
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      G. Andrew Bonnewell
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Alexandre de Bethmann
B.      Anthony Delserone, Jr.

                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      James E. Grefenstette
                                                      Marc Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Edward J. Tiedge
                                                      Leonardo A. Vila
                                                      Paige M. Wilhelm
                                                      George B. Wright

           Assistant Vice Presidents:                 Arminda Aviles
                                                      Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Christopher Matyszewski
                                                      Natalie F. Metz
                                                      Thomas Mitchell
                                                      Joseph M. Natoli
                                                      Trent Neville
                                                      Ihab Salib
                                                      Roberto Sanchez-Dahl, Sr.
                                                      James W. Schaub
                                                      John Sheehy
                                                      John Sidawi
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Steven J. Wagner
                                                      Lori A. Wolff

           Secretary:                                 G. Andrew Bonnewell

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     C. Grant Anderson
                                                      Karen M. Brownlee
                                                      Leslie K. Ross

           Assistant Treasurer:                       Dennis McAuley, III

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Fund, acts as principal underwriter for the following open- end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH FUND


Richard B. Fisher                   Chairman, Chief Executive                    --
Federated Investors Tower           Officer, Chief Operating
1001 Liberty Avenue                 Officer
Pittsburgh, PA 15222-3779           Federated Securities Corp.


Arthur L. Cherry                    Director                                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales                --
Federated Investors Tower           and Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH FUND

Thomas R. Donahue                   Director, Assistant Secretary                --
Federated Investors Tower           and Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer and                  --
Federated Investors Tower           Director
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH FUND

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                        Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH FUND

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH FUND

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                    Vice President,
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Christopher A. Layton               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH FUND

Michael H. Liss                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH FUND

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH FUND

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                  Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH FUND

Dennis McAuley                      Assistant Treasurer,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


            (c) Not applicable

Item 28.       Location of Accounts and Records:

               All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

               Registrant                    Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

            Federated Services Company    Federated Investors Tower
            Transfer Agent, Dividend      1001 Liberty Avenue
            Disbursing Agent and          Pittsburgh, PA  15222-3779
            Portfolio Recordkeeper

            Federated Administrative      Federated Investors Tower
            Services                      1001 Liberty Avenue

                                          Pittsburgh, PA  15222-3779

            Federated Management          Federated Investors Tower
            Investment Adviser            1001 Liberty Avenue

                                          Pittsburgh, PA  15222-3779

            State Street Bank and         P.O. Box 8600
            Trust Company                 Boston, MA  02266-8600
            Custodian

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

        Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED TOTAL RETURN SERIES, INC. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of November, 1999.

                  FEDERATED TOTAL RETURN SERIES, INC.

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue

                  November 29, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ C. Grant Anderson         Attorney In Fact          November 29, 1999

        C. Grant Anderson         For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

J. Christopher Donahue*           Executive Vice President
                                  and Director

Edward C. Gonzales*               Executive Vice President

John W. McGonigle*                Executive Vice President
                                  and Secretary

Richard J. Thomas*                Treasurer

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

John F. Cunningham*                      Director

Lawrence D. Ellis, M.D.*          Director

Peter E. Madden*                  Director

Charles F. Mansfield, Jr.*               Director

John E. Murray, Jr.*              Director

Marjorie P. Smuts*                Director

John S. Walsh*                           Director

* By Power of Attorney